      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 1998


                                                               FILE NO. 33-65195
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------
                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                        [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 2                      [X]

                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]
                                AMENDMENT NO. 10                             [X]

                            PROVIDENTMUTUAL VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        PROVIDENTMUTUAL LIFE AND ANNUITY
                               COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                             300 CONTINENTAL DRIVE
                                NEWARK, DE 19713
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 454-5260
                             ---------------------


                             ADAM SCARAMELLA, ESQ.


                                    COUNSEL




                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY

                              1050 WESTLAKES DRIVE
                                BERWYN, PA 19312
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                      SUTHERLAND, ASBILL & BRENNAN, L.L.P.
                         1275 PENNSYLVANIA AVENUE, N.W.
                              WASHINGTON, DC 20004
                                 (202) 383-0158

                             ---------------------

     It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b)

        [X] on May 1, 1998 pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)

        [ ] on (date) pursuant to paragraph (a) of rule 485



          Title of Securities Being Registered: Interests in Flexible


        Individual Flexible Premium Deferred Variable Annuity contracts.

================================================================================

                             CROSS REFERENCE SHEET

                              PURSUANT TO RULE 495

     Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required By Form N-4.

                                     PART A


                  ITEM OF FORM N-4                            PROSPECTUS CAPTION
                  ----------------                            ------------------
 1.  Cover Page.................................  Cover Page
 2.  Definitions................................  Definitions
 3.  Synopsis...................................  Table of Expenses; Summary
 4.  Condensed Financial Information;...........  Condensed Financial Information; Yields and
                                                    Total Returns
 5.  General Description of Registrant,
       Depositor and Portfolio Companies........  The Company, Variable Account and Funds
     a. Depositor...............................  The Company, Variable Account and Funds
                                                    --Providentmutual Life and Annuity
                                                    Company of America
     b. Registrant..............................  The Company, Variable Account and Funds
                                                    --The Providentmutual Variable Annuity
                                                    Separate Account
     c. Portfolio Company.......................  The Company, Variable Account and Funds
     d. Fund Prospectus.........................  The Company, Variable Account and Funds
     e. Voting Rights...........................  The Company, Variable Account and Funds
                                                    --Voting Rights
     f. Administrators..........................  Administrative Charges
 6.  Deductions and Expenses....................  Charges and Deductions
     a. General.................................  Charges and Deductions
     b. Sales Load %............................  Charges and Deductions--Surrender Charge
     c. Special Purchase Plan...................  N/A
     d. Commissions.............................  Distribution of Contracts
     e. Expenses--Registrant....................  Charges and Deductions
     f. Fund Expenses...........................  Charges and Deductions--Other Charges
                                                    Including Investment Advisory Fees of the
                                                    Funds
     g. Organizational Expenses.................  N/A
 7.  General Description of Variable Annuity
       Contracts................................  Description of Annuity Contract
     a. (i) Allocation of Premium Payments......  Premiums; Allocation of Premiums
     (ii) Transfers.............................  Description of Annuity Contract--Transfer
                                                    Privilege; Payments
     (iii) Exchanges............................  Special Exchange Program
     b. Changes.................................  Description of Annuity
                                                  Contract--Modification
     c. Inquiries...............................  Description of Annuity Contract--Contract
                                                    Inquiries
 8.  Annuity Period.............................  Payment Options
 9.  Death Benefit..............................  Description of Annuity Contract--Death
                                                  Benefit Before Maturity Date; Payments

                  ITEM OF FORM N-4                            PROSPECTUS CAPTION
                  ----------------                            ------------------
10.  Purchases and Contract Value...............  Description of Annuity Contract
     a. Purchases...............................  Description of Annuity Contract--Premiums
     b. Valuation...............................  Description of Annuity Contract--Variable
                                                    Account Value
     c. Daily Calculation.......................  Description of Annuity Contract--Variable
                                                    Account Value
     d. Underwriter.............................  Distribution of Contracts
11.  Redemptions................................  Description of Annuity Contract
     a. --By Owners.............................  Description of Annuity
                                                  Contract--Withdrawals and Surrenders;
                                                    Payments
     --By Annuitant.............................  Description of Annuity Contract--Proceeds
                                                  on Maturity Date; Payment Options
     b. Texas ORP...............................  N/A
     c. Delay in Payment........................  Description of Annuity Contract--Payments
     d. Lapse...................................  Description of Annuity Contract--Contract
                                                    Termination
     e. Free Look...............................  Description of Annuity Contract--Free-Look
                                                    Period
12.  Taxes......................................  Federal Tax Status
13.  Legal Proceedings..........................  Legal Proceedings
14.  Table of Contents of the Statement of
       Additional Information...................  Statement of Additional Information Table
                                                  of Contents

                                     PART B


                  ITEM OF FORM N-4                STATEMENT OF ADDITIONAL INFORMATION CAPTION
                  ----------------                -------------------------------------------
15.  Cover Page.................................  Cover Page
16.  Table of Contents..........................  Statement of Additional Information Table
                                                  of Contents
17.  General Information and History............  See Prospectus--The Company, Variable
                                                    Account and Funds
18.  Services
     a. Fees and Expenses of Registrant.........  N/A
     b. Management Contract.....................  See Prospectus--Administrative Charges
     c. Custodian...............................  Safekeeping of Account Assets
     d. Independent Public Accountant...........  Experts
     e. Assets of Registration..................  Safekeeping of Account Assets
     f. Affiliated Persons......................  N/A
     g. Principal Underwriter...................  See Prospectus--Distribution of Contracts
19.  Purchase of Securities Being Offered.......  See Prospectus--Distribution of Contracts
20.  Underwriter................................  See Prospectus--Distribution of Contracts
21.  Calculation of Performance Data............  Calculation of Yields and Total Returns
22.  Annuity Payments...........................  See Prospectus--Payment Options
23.  Financial Statements.......................  Financial Statements

                                     PART A

                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

--------------------------------------------------------------------------------

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA,
                         A STOCK LIFE INSURANCE COMPANY
                 300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713
                           TELEPHONE: 1-800-688-5177

--------------------------------------------------------------------------------

     This Prospectus describes the individual flexible premium deferred variable annuity contract (the "Contract") being offered by Providentmutual Life and Annuity Company of America ("Providentmutual"), a stock life insurance company domiciled in Delaware which is a wholly-owned subsidiary of Provident Mutual Life Insurance Company ("PMLIC"). The Contract may be sold to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code.


     Net Premiums and Contract Values will be allocated, as designated by the Owner, to one or more of the Subaccounts of the Providentmutual Variable Annuity Separate Account (the "Variable Account"), or the Guaranteed Account (which is part of Providentmutual's General Account and pays interest at declared rates guaranteed to equal or exceed 3%), or both. (The Guaranteed Account is not offered in the states of Oregon and Washington). The assets of each Subaccount will be invested solely in a corresponding Portfolio of a designated mutual fund (the "Funds"). The Funds available under the Contract are: Market Street Fund, Inc.; Alger American Fund; Variable Insurance Products Fund; Variable Insurance Products Fund II; Neuberger & Berman Advisers Management Trust; and Van Eck Worldwide Insurance Trust. The accompanying Prospectuses for the Funds describe the Portfolios of such Funds. The Contract Account Value prior to the Maturity Date, except for amounts in the Guaranteed Account, will vary according to the investment performance of the Portfolios of the Funds in which the selected Subaccounts are invested. The Owner bears the entire investment risk of amounts allocated to the Variable Account. Shares of certain Portfolios of the Funds may not be available for sale in all states. In addition, the prospectuses of the Funds, which must accompany this Prospectus, may contain Portfolios not currently available in connection with the Contracts.



     This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor ought to know before investing. Additional information about the Contract and the Variable Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on Page 40 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling Providentmutual at the address or phone number shown above.

                                ---------------

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS.
                                ---------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
      ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                                ---------------

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                               TABLE OF CONTENTS


                                                               PAGE
                                                              ------
Definitions.................................................     1
Table of Expenses...........................................     2
Summary.....................................................     8
Condensed Financial Information.............................    10
The Company, Variable Account and Funds.....................    11
     Providentmutual Life and Annuity Company of America....    11
     The Providentmutual Variable Annuity Separate
      Account...............................................    12
     The Funds..............................................    12
          The Market Street Fund, Inc. .....................    13
          The Alger American Fund...........................    14
          Variable Insurance Products Fund and Variable
         Insurance Products Fund II.........................    14
          Neuberger & Berman Advisers Management Trust......    16
          Van Eck Worldwide Insurance Trust.................    16
Resolving Material Conflicts................................    18
Addition, Deletion or Substitution of Investments...........    18
Description of Annuity Contract.............................    18
     Issuance of a Contract.................................    19
     Premiums...............................................    19
     Free-Look Period.......................................    19
     Allocation of Premiums.................................    19
     Variable Account Value.................................    20
     Transfer Privilege.....................................    21
     Dollar Cost Averaging..................................    22
     Withdrawals and Surrender..............................    22
     Death Benefit Before Maturity Date.....................    24
     Proceeds on Maturity Date..............................    25
     Payments...............................................    25
     Modification...........................................    26
     Reports to Contract Owners.............................    26
     Contract Inquiries.....................................    26
The Guaranteed Account......................................    26
     Minimum Guaranteed and Current Interest Rates..........    26
     Transfers from Guaranteed Account......................    27
     Payment Deferral.......................................    27
Charges and Deductions......................................    27
     Surrender Charge (Contingent Deferred Sales Charge)....    27
     Administrative Charges.................................    28
     Mortality and Expense Risk Charge......................    29
     Other Charges Including Investment Advisory Fees of the
      Funds.................................................    29
     Premium Taxes..........................................    29
     Other Taxes............................................    30
Payment Options.............................................    30
     Election of Options....................................    30
     Description of Options.................................    30
Yields and Total Returns....................................    31
Federal Tax Status..........................................    32
     Introduction...........................................    32
     Tax Status of the Contract.............................    33
     Taxation of Annuities..................................    34

                                                               PAGE
                                                              ------
     Transfers, Assignments or Exchanges of a Contract......    35
     Withholding............................................    35
     Multiple Contracts.....................................    36
     Taxation of Qualified Plans............................    36
     Restrictions and Qualified Contracts...................    37
     Possible Charge for Providentmutual's Taxes............    38
     Other Tax Consequences.................................    38
Distribution of Contracts...................................    38
Preparing for Year 2000.....................................    38
Legal Proceedings...........................................    39
Voting Rights...............................................    39
Financial Statements........................................    39
Statements of Additional Information Table of Contents......    40

                                  DEFINITIONS

ANNUITANT.................. The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY................ The person to whom the proceeds payable on the death of the Owner or the Annuitant will be paid.

CASH SURRENDER VALUE....... The Contract Account Value less any applicable surrender charge and any applicable premium tax charge.

CONTRACT ACCOUNT VALUE..... The sum of the Variable Account Value and the
                            Guaranteed Account Value.

CONTRACT YEARS, MONTHS, AND
ANNIVERSARIES..............
                            Are measured from the Contract Date.

GUARANTEED ACCOUNT......... This account is part of Providentmutual's General
                            Account and is not part of nor dependent upon the investment performance of the Variable Account.

HOME OFFICE................ Providentmutual's office at 300 Continental Drive,
                            Newark, Delaware 19713.

MATURITY DATE.............. The date when the Contract Account Value will be applied under a Payment Option, unless the Owner has elected to receive a lump sum payment of the Cash Surrender Value.

NET PREMIUM................ The premium paid less any premium tax levied for the year the premium is paid.

NON-QUALIFIED CONTRACT..... A Contract that is not a "Qualified Contract."

OWNER...................... The person entitled to exercise all rights and privileges provided in the Contract.


QUALIFIED CONTRACT......... A Contract that is issued in connection with plans that qualify for special Federal income tax treatment under sections 401, 403, or 408A of the Internal Revenue Code of 1986, as amended.


SUBACCOUNT................. The Variable Account has Subaccounts; the assets of each Subaccount are invested in a corresponding Portfolio of a designated mutual fund.

VALUATION DAY.............. Each day on which valuation of the assets of a
                            Subaccount is required by applicable law.

VALUATION PERIOD........... The period that starts at the close of business on one Valuation Day and ends at the close of business on the next succeeding Valuation Day.

VARIABLE ACCOUNT........... Providentmutual Variable Annuity Separate Account
                            which is not part of Providentmutual's General Account. The Variable Account has Subaccounts each of which is invested in a corresponding Portfolio of a designated mutual fund.

WRITTEN NOTICE............. A written request or notice in a form satisfactory to Providentmutual which is signed by the Owner and received at the Home Office.

                               TABLE OF EXPENSES



     The following information regarding expenses assumes that the entire Contract Account Value is in the Variable Account.



CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums...............  none
Maximum Contingent Deferred Sales Charge (as
  a percentage of amount surrendered or
  withdrawn)(1)..............................     7%
ANNUAL ADMINISTRATION FEE....................  $30 per Contract Year
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a % of Variable Account Value)
Mortality and Expense Risk Charges...........  1.25%
Account Fees and Expenses(2).................  0.15%
                                               ----
Total Variable Account Annual Expenses.......  1.40%



                                                                  MONEY                               AGGRESSIVE
                                                   GROWTH        MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                 PORTFOLIO      PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                               --------------   ---------   ----------   ----------   ----------   -------------
MARKET STREET FUND ANNUAL EXPENSES
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................       0.32%         0.25%        0.35%        0.41%        0.45%         0.75%
Other Expenses...............................       0.11%         0.14%        0.22%        0.17%        0.18%         0.27%
                                                    ----          ----         ----         ----         ----          ----
Total Fund Annual Expenses...................       0.43%         0.39%        0.57%        0.58%        0.63%         1.02%



                                                  ALL PRO        ALL PRO     ALL PRO      ALL PRO
                                                 LARGE CAP      LARGE CAP   SMALL CAP    SMALL CAP
                                                   GROWTH         VALUE       GROWTH       VALUE
                                                 PORTFOLIO      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                               --------------   ---------   ----------   ----------
MARKET STREET FUND ANNUAL EXPENSES
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................       0.70%         0.70%        0.90%        0.90%
Other Expenses...............................       0.40%         0.40%        0.40%        0.40%
                                                    ----          ----         ----         ----
Total Fund Annual Expenses...................       1.10%         1.10%        1.30%        1.30%



                                                   SMALL
                                               CAPITALIZATION
                                                 PORTFOLIO
                                               --------------
ALGER AMERICAN FUND ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................       0.85%
Other Expenses...............................       0.04%
                                                    ----
Total Fund Annual Expenses...................       0.89%

                                                           HIGH       EQUITY
                                                          INCOME      INCOME       GROWTH      OVERSEAS
                                                         PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                         ---------   ---------   ----------   ----------
VARIABLE INSURANCE PRODUCTS FUND ("VIP FUND")
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees)...........................     0.59%       0.49%       0.60%        0.74%
Other Expenses
  (after reimbursement)(3).............................     0.12%       0.08%       0.07%        0.16%
                                                           -----       -----       -----        -----
Total Fund Annual Expenses
  (after reimbursement)(3).............................     0.71%       0.57%       0.67%        0.90%



                                                           ASSET       INDEX     INVESTMENT
                                                          MANAGER       500      GRADE BOND   CONTRAFUND
                                                         PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                         ---------   ---------   ----------   ----------
VARIABLE INSURANCE PRODUCTS FUND II ("VIP II FUND")
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets )
Management Fees
  (Investment Advisory Fees)...........................     0.55%       0.28%       0.44%        0.59%
Other Expenses
  (after reimbursement)(3).............................     0.09%       0.00%       0.14%        0.09%
                                                           -----       -----       -----        -----
Total Fund Annual Expenses
  (after reimbursement)(3).............................     0.64%       0.28%       0.58%        0.68%



                                                          LIMITED
                                                         MATURITY
                                                           BOND      PARTNERS
                                                         PORTFOLIO   PORTFOLIO
                                                         ---------   ---------
NEUBERGER & BERMAN ADVISERS
  MANAGEMENT TRUST ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees)...........................     0.65%       0.80%
Other Expenses.........................................     0.12%       0.06%
                                                           -----       -----
Total Fund Annual Expenses.............................     0.77%       0.86%



                                                                    WORLDWIDE   WORLDWIDE   WORLDWIDE
                                                        WORLDWIDE     HARD      EMERGING      REAL
                                                          BOND       ASSETS      MARKETS     ESTATE
                                                        PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                        ---------   ---------   ---------   ---------
VAN ECK WORLDWIDE INSURANCE TRUST
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees)..........................     1.00%       1.00%       1.00%       1.00%
Other Expenses
  (after reimbursement)(3)............................     0.12%       0.17%       0.00%       0.17%
                                                          -----       -----       -----       -----
Total Fund Annual Expenses
  (after reimbursement)(3)............................     1.12%       1.17%       1.00%       1.17%


     Premium taxes may be applicable, depending on various states' laws.

     The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne by the Contract Owner, directly or indirectly. The tables reflect expenses of the Variable Account as well as for the Funds for the 1996 calendar year. For a more complete description of the various costs and expenses, see "Charges and Deductions," Page 27.

---------------

     (1) A surrender charge is deducted only if a withdrawal or surrender occurs during the first seven Contract Years; no surrender charge is deducted for a withdrawal or surrender in Contract Years eight and later. For the first Contract Year, the maximum charge is 7% of the amount withdrawn or surrendered. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year until it is zero in Contract Year eight. The maximum total surrender charge will not exceed 8 1/2% of the total gross premiums paid under the Contract. Subject to certain restrictions, after the first Contract Year up to 10% of the Contract Account Value as of the beginning of a Contract Year may be surrendered or withdrawn without charge in such Contract Year. (See "Surrender Charge," Page 27.)

     (2) Asset-based administration charge.

     (3) For certain portfolios, certain expenses were reimbursed during 1997. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year. Absent the expense reimbursement, the 1997 Other Expenses and Total Annual Expenses would have been 0.09%, 0.58%, respectively, for the VIP Fund Equity Income Portfolio, 0.09%, 0.69%, respectively, for the VIP Fund Growth Portfolio, 0.17%, 0.91%, respectively, for the VIP Fund Overseas Portfolio, 0.10%, 0.65%, respectively, for the VIP II Fund Asset Manager Portfolio, 0.13%, 0.40%, respectively, for the VIP II Fund Index 500 Portfolio, 0.11%, 0.71%, respectively, for the VIP II Fund Contrafund Portfolio, and 0.18%, 1.18%, respectively, for the Van Eck Hard Assets Portfolio. Similar expense reimbursement and fee waiver arrangements were also in place for the other Portfolios and it is anticipated that such arrangements will continue past the current year. However, no expenses were reimbursed or fees waived during 1997 for these Portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.


     (4) The fee and expense information regarding the Funds was provided by those Funds. The Alger American Fund, the VIP Fund, the VIP II Fund, Neuberger & Berman Advisers Management Trust, and Van Eck Worldwide Insurance Trust are not affiliated with Providentmutual. While Providentmutual has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Providentmutual has not independently verified such information.

EXAMPLES



     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



     1. If the Contract is surrendered at the end of the applicable time period:



                  SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  ----------                    ------   -------   -------   --------
MS Growth.....................................  $83.02   $ 96.60   $124.63   $242.72
MS Money Market...............................   82.65     95.43    122.63    238.60
MS Bond.......................................   84.34    100.68    131.61    257.02
MS Managed....................................   84.43    100.97    132.11    258.03
MS Aggressive Growth..........................   84.90    102.42    134.59    263.08
MS International..............................   88.57    113.72    153.79    301.67
MS All Pro Large Cap Growth...................   89.32    116.03    157.69    309.41
MS All Pro Large Cap Value....................   89.32    116.03    157.69    309.41
MS All Pro Small Cap Growth...................   91.20    121.78    167.38    328.49
MS All Pro Small Cap Value....................   91.20    121.78    167.38    328.49
Alger American Small Cap......................   87.35    109.96    147.42    288.97
Fidelity High Income..........................   85.65    104.75    138.56    271.12
Fidelity Equity Income........................   84.34    100.68    131.61    257.02
Fidelity Growth...............................   85.28    103.59    136.58    267.11
Fidelity Overseas.............................   87.44    110.25    147.91    289.95
Fidelity Investment Grade Bond................   84.43    100.97    132.11    258.03
Fidelity Asset Manager........................   85.00    102.71    135.09    264.09
Fidelity Index 500............................   81.61     92.21    117.11    227.19
Fidelity Contrafund...........................   85.37    103.88    137.07    268.11
Neuberger Limited Maturity Bond...............   86.22    106.49    141.52    277.10
Neuberger Partners............................   87.06    109.10    145.95    286.02
Van Eck Worldwide Bond........................   89.51    116.60    158.66    311.34
Van Eck Wordwide Hard Assets..................   89.98    118.04    161.09    316.13
Van Eck Worldwide Emerging Mkts...............   88.38    113.14    152.81    299.73
Van Eck Worldwide Real Estate.................   89.98    118.04    161.09    316.13

     2. If the Contract is not surrendered or is annuitized at the end of the applicable time period:



SUBACCOUNT                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------                                      ------   -------   -------   --------
MS Growth.....................................  $21.30   $ 65.75   $112.79   $242.72
MS Money Market...............................   20.90     64.54    110.76    238.60
MS Bond.......................................   22.70     69.98    119.87    257.02
MS Managed....................................   22.80     70.28    120.37    258.03
MS Aggressive Growth..........................   23.30     71.78    122.89    263.08
MS International..............................   27.20     83.47    142.34    301.67
MS All Pro Large Cap Growth...................   28.00     85.86    146.30    309.41
MS All Pro Large Cap Value....................   28.00     85.86    146.30    309.41
MS All Pro Small Cap Growth...................   30.00     91.81    156.12    328.49
MS All Pro Small Cap Value....................   30.00     91.81    156.12    328.49
Alger American Small Cap......................   25.90     79.59    135.89    288.97
Fidelity High Income..........................   24.10     74.19    126.91    271.12
Fidelity Equity Income........................   22.70     69.98    119.87    257.02
Fidelity Growth...............................   23.70     72.99    124.90    267.11
Fidelity Overseas.............................   26.00     79.89    136.39    289.95
Fidelity Investment Grade Bond................   22.80     70.28    120.37    258.03
Fidelity Asset Manager........................   23.40     72.08    123.39    264.09
Fidelity Index 500............................   19.80     61.21    105.16    227.19
Fidelity Contrafund...........................   23.80     73.29    125.40    268.11
Neuberger Limited Maturity Bond...............   24.70     75.99    129.91    277.10
Neuberger Partners............................   25.60     78.69    134.40    286.02
Van Eck Worldwide Bond........................   28.20     86.46    147.28    311.34
Van Eck Wordwide Hard Assets..................   28.70     87.95    149.74    316.13
Van Eck Worldwide Emerging Mkts...............   27.00     82.88    141.35    299.73
Van Eck Worldwide Real Estate.................   28.70     87.95    149.74    316.13



     The Examples provided above assume that no transfer charges or premium taxes have been assessed. The Examples also assume that the Annual Administration Fee is $30 and that the Contract Account Value per contract is $10,000, which translates the Administration Fee into an assumed .30% charge for purposes of the Examples based on a $1,000 investment.


     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

     2. If the Contract is not surrendered or is annuitized at the end of the applicable time period:



SUBACCOUNT                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------                                      ------   -------   -------   --------
MS Growth.....................................  $21.30   $ 65.75   $112.79   $242.72
MS Money Market...............................   20.90     64.54    110.76    238.60
MS Bond.......................................   22.70     69.98    119.87    257.02
MS Managed....................................   22.80     70.28    120.37    258.03
MS Aggressive Growth..........................   23.30     71.78    122.89    263.08
MS International..............................   27.20     83.47    142.34    301.67
All Pro Large Cap Growth......................   28.00     85.86    146.30    309.41
All Pro Large Cap Value.......................   28.00     85.86    146.30    309.41
All Pro Small Cap Growth......................   30.00     91.81    156.12    328.49
All Pro Small Cap Value.......................   30.00     91.81    156.12    328.49
Alger American Small Cap......................   25.90     79.59    135.89    288.97
Fidelity High Income..........................   24.10     74.19    126.91    271.12
Fidelity Equity Income........................   22.70     69.98    119.87    257.02
Fidelity Growth...............................   23.70     72.99    124.90    267.11
Fidelity Overseas.............................   26.00     79.89    136.39    289.95
Fidelity Investment Grade Bond................   22.80     70.28    120.37    258.03
Fidelity Asset Manager........................   23.40     72.08    123.39    264.09
Fidelity Index 500............................   19.80     61.21    105.16    227.19
Fidelity Contrafund...........................   23.80     73.29    125.40    268.11
Neuberger Limited Maturity Bond...............   24.70     75.99    129.91    277.10
Neuberger Partners............................   25.60     78.69    134.40    286.02
Van Eck Worldwide Bond........................   28.20     86.46    147.28    311.34
Van Eck Wordwide Hard Assets..................   28.70     87.95    149.74    316.13
Van Eck Worldwide Emerging Mkts...............   27.00     82.88    141.35    299.73
Van Eck Worldwide Real Estate.................   28.70     87.95    149.74    316.13



     The Examples provided above assume that no transfer charges or premium taxes have been assessed. The Examples also assume that the Annual Administration Fee is $30 and that the Contract Account Value per contract is $10,000, which translates the Administration Fee into an assumed .30% charge for purposes of the Examples based on a $1,000 investment.


     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

                                    SUMMARY

THE CONTRACT


     Issuance of a Contract. The Contract is an individual flexible premium deferred variable annuity issued by Providentmutual. Contracts may be sold in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code. In order to purchase a Contract, application must be made to Providentmutual through a licensed Providentmutual representative, who is also a registered representative of 1717 Capital Management Company ("1717") or a broker/dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such broker/dealer. The minimum initial premium must be paid to Providentmutual. Annuity payments are deferred unit the Maturity Date. (See "Issuance of a Contract," Page 19.)



     Free-Look Period. The Owner has the right to return the Contract within 10 days after such Owner receives the Contract. The returned Contract will be treated as if it were never issued. Providentmutual will return to the Owner an amount equal to the greater of the premiums paid or the Contract Account Value plus charges deducted, except the Mortality and Expense Risk Charge, Asset-Based Administration Charge and the Funds' advisory fees and operating expenses. For Contracts sold to residents of certain states (i.e., Arizona, Minnesota and Pennsylvania), the amount returned to the Owner will be equal to the sum of: (i) the difference between the premiums paid, including any contract fees and charges and the amounts, if any, allocated to the Variable Account under the Contract; and (ii) the Variable Account Value on the date of termination. (See "Free-Look Period," Page 19.)



     Premiums. The minimum amount which Providentmutual will normally accept as an initial premium is $2,000. Subsequent premiums of not less than $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts may be paid under the Contract. A Planned Periodic Premium schedule may also be selected. (See "Premiums," Page 19.)



     Allocation of Net Premiums. Net Premiums under a Contract will be allocated, as designated by the Owner, to one or more of the Subaccounts of the Variable Account or to the Guaranteed Account or to both. (The Guaranteed Account is not offered in the states of Oregon and Washington.) Except for Contracts sold to residents of states where the amount returned under the free-look provision reflects investment performance, the portion of the initial Net Premium which is to be allocated to the Variable Account will be allocated to the Money Market Subaccount for a 15-day period. At the end of that period, the amount in the Money Market Subaccount will be allocated to the chosen Subaccounts. The assets of each Subaccount will be invested solely in a corresponding Portfolio of a designated Fund. The Contract Account Value, except for amounts in the Guaranteed Account, will vary according to the investment performance of the Portfolios of the Fund in which the chosen Subaccounts are invested. Interest will be credited to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by Providentmutual. (See "Allocation of Premiums," Page 19.)


     Transfers. On or before the Maturity Date, the Owner may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account subject to certain restrictions.

     The minimum amount transferred each time is specified in the Contract Schedule, or the entire amount in the Subaccount may be transferred, if less than the specified amount. Only one transfer out of the Guaranteed Account is allowed each Contract Year and must be made within 30 days of the Contract Anniversary and is limited in amount.


     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, the Owner may withdraw part of the Cash Surrender Value (Contract Account Value less any applicable Surrender Charge), subject to certain limitations. (See "Withdrawals and Surrender," Page 22.)



     Surrender. Upon Written Notice received at the Home Office on or before the earlier of the death of the Annuitant or the Maturity Date, the Owner may surrender the Contract and receive its Cash Surrender Value (Contract Account Value less any applicable Surrender Charge). (See "Withdrawals and Surrender," Page 22.)

     Death Benefit. If the Annuitant dies before the Maturity Date, the Beneficiary will receive a death benefit. During the first seven Contract years, the death benefit will be equal to the greater of: the premiums paid less any withdrawn amounts (including applicable surrender charges) or the Contract Account Value on the date of receipt of due proof of the Annuitant's death. After the end of the seventh Contract Year, the death benefit will be equal to the greatest of:

        1. the Contract Account Value as of the end of the seventh Contract Year plus subsequent premiums paid and less subsequent amounts withdrawn; or

        2. the Contract Account Value on the date of receipt due proof of the Annuitant's death; or

        3. the premiums paid less any withdrawn amounts (including applicable Surrender Charges).


     Step-Up Rider. Contract Owner may elect the Step-up Rider, which provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year contract anniversary and is reset every six years to the Contract Account Value on the next six year contract anniversary, if greater. This reset continues until the six year contract anniversary on or before the annuitant's 85th birthday. Premiums paid between the six year contract anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date Providentmutual receives due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.



     Rising Floor Rider. Contract Owner may elect the Rising Floor Rider, which provides guaranteed minimum death benefit equal to the sum of premiums paid less reductions for withdrawals accumulating at 4 1/2% interest until the contract anniversary prior to the annuitant's 75th birthday. Thereafter, premiums are added and reductions for withdrawals are deducted from the guaranteed death benefit. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value.



     If the Owner dies before the Maturity Date, the Contract Account Value (or if the owner is also the Annuitant, the death benefit) must generally be distributed to the Beneficiary within five years after the date of the Owner's death. (See "Death Benefit Before Maturity Date," Page 24.)


CHARGES AND DEDUCTIONS

     The following charges and deductions are made in connection with the
Contract:

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from premiums at the time premiums are paid. However, if a Contract has not been in force for seven full Contract Years, upon surrender or for certain withdrawals a surrender charge is deducted from the amount of the surrender or withdrawal.


     For the first Contract Year, the charge is 7% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event will the total Surrender Charge on any one Contract exceed 8 1/2% of the total gross premiums paid under the Contract. (See "Surrender Charge," Page 27.)



     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and on the Maturity Date if it is not a Contract Anniversary, Providentmutual deducts an Annual Administration Fee of $30 from the Contract Account Value. The charge is also deducted upon surrender if the surrender occurs on other than the Contract Anniversary. (See "Annual Administration Fee," Page 28.)



     Mortality and Expense Risk Charge. Providentmutual deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. On or prior to the Maturity Date, the charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks). (See "Mortality and Expense Risk Charge," Page 29.)

     Asset-Based Administration Charge. Providentmutual deducts a daily administration charge to compensate it for certain expense it incurs in administration of the Contract. On or prior to the Maturity Date, the charge is deducted from the assets of the Variable Account at an annual rate of 0.15%. (See "Asset-Based Administration Charge," Page 29.)



     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted, depending upon when such taxes are paid to the taxing authority, either: (i) from premiums as they are received; or (ii) from the Contract Account Value upon a withdrawal from or surrender of the Contract or upon application of the Contract Account Value to a Payment Option. (See "Premium Taxes," Page 29.)



     Investment Advisory Fees and Other Expenses of the Funds. Because the Variable Account purchases shares of the Funds, the net assets of each Subaccount of the Variable Account will reflect the investment advisory fee incurred by the corresponding Portfolio of the Funds. For each Portfolio, an investment advisor is paid a daily fee by the Funds for its investment advisory services. The advisory fees are based on the average daily net assets of the Portfolio, and, as a result, the amount of the advisory fee will depend upon the Portfolio and the assets of such Portfolio. Each Portfolio of the Fund in which the Variable Account invests is also responsible for its own expenses. Presently, certain fees and expenses of the Funds are waived and reimbursed. (See "Other Charges Including Investment Advisory Fees of the Funds," Page 29 and the Funds' Prospectuses.)


ANNUITY PROVISIONS

     Maturity Date. On the Maturity Date, the Contract Account Value (less applicable Premium Tax) will be applied under a Payment Option, unless the Owner chooses to receive the Cash Surrender Value in a lump sum.


     Payment Options. Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period. Payments under these options do not depend upon the Variable Account's performance. The Payment Options are: Life Annuity; Life Annuity with 10 Years Guaranteed; and Alternate Income Option. (See "Payment Options," Page 30.)


FEDERAL TAX STATUS


     Generally, a distribution (including a surrender, withdrawal or death benefit payment) may result in adverse Federal income tax consequences. In certain circumstances, a penalty tax may apply. For a further discussion of the Federal income status of Variable Annuity Contracts, see "Federal Tax Status," Page 32.


                        CONDENSED FINANCIAL INFORMATION


     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See "Financial Statements," Page 39, concerning financial statements contained in the Statement of Additional Information. The All Pro Subaccounts and Neuberger Partners Subaccount are not included because they were not available under the contract prior to May 1, 1998.

     The table below sets forth certain information regarding the Subaccounts as of December 1997.



                                                                            NUMBER OF                  NUMBER OF
                                                                              UNITS                      UNITS
                                                              UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING    UNIT VALUE
                                                                AS OF         AS OF        AS OF         AS OF         AS OF
                         SUBACCOUNT                            12/31/97     12/31/97     12/31/96*      12/31/96      7/3/96*
                         ----------                           ----------   -----------   ----------   ------------   ----------
MS Growth...................................................     950.55    2,124.49..      775.34         246.94       717.46
MS Money Market.............................................     575.95     5,777.26       554.47       1,704.79       544.63
MS Bond.....................................................     597.74     1,893.50       553.59         152.88       533.36
MS Managed..................................................     781.27       433.37       653.55          47.59       615.63
MS Aggressive Growth........................................     833.15       742.80       697.07         101.81       648.87
MS International............................................     704.02     1,385.01       651.04         119.04       630.16
Alger American Small Cap....................................     543.46     4,070.28       494.76         923.47       500.00
Fidelity High Income........................................     788.02     1,502.95       679.15         325.05       645.09
Fidelity Equity Income......................................   1,011.99     4,172.63       801.08         447.36       747.97
Fidelity Growth.............................................     905.80     3,577.67       743.89         595.00       718.05
Fidelity Overseas...........................................     578.18     3,290.77       525.59         252.42       500.00
Fidelity Inv. Bond..........................................     567.43     1,805.08       527.62         273.20       500.00
Fidelity Asset Man..........................................     763.46     1,946.06       641.70          72.94       596.55
Fidelity Index 500..........................................   1,088.42     5,534.74       831.78         586.49       753.09
Fidelity Contrafund.........................................     879.99     3,621.20       718.85         301.49       649.11
Neuberger Balanced**........................................     616.29     1,120.17       523.20          80.00           --
Neuberger Growth**..........................................     666.62     1,352.05       524.02         203.87           --
Neuberger Lmt. Mat. Bond....................................     546.41     1,745.29       519.12         145.08           --
American Century VP Capital Appreciation**..................     461.54       298.38       483.82         120.38           --
Van Eck Worldwide Bond......................................     529.51     1,692.67       524.46         173.60       500.00
Van Eck Worldwide Hard Assets...............................     506.92       258.25       522.85          31.36       500.00
Van Eck Worldwide Emerging Mkts. ...........................     457.77     1,984.51       524.75         133.66       500.00


---------------

* Date contract was first available.



**Effective May 1, 1998 this Portfolio is not available for new business.


                    THE COMPANY, VARIABLE ACCOUNT AND FUNDS

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA


     The Contracts are issued by Providentmutual Life and Annuity Company of America ("Providentmutual") which is a stock life insurance company originally incorporated under the name of Washington Square Life Insurance Company in the Commonwealth of Pennsylvania in 1958. The name of the Company was changed from Washington Square to Providentmutual in 1991 and the Company was redomiciled as a Delaware insurance company in December, 1992. Providentmutual is currently licensed to transact life insurance business in 48 states and the District of Columbia. As of December 31, 1997, Providentmutual had total assets of approximately $1.2 billion.



     Providentmutual is a wholly-owned subsidiary of Provident Mutual Life Insurance Company ("PMLIC"). PMLIC was chartered by the Commonwealth of Pennsylvania in 1865 and at the end of 1997 had total assets of approximately $7.92 billion. On December 31, 1997, Providentmutual and PMLIC entered into a Support Agreement whereby PMLIC agrees to ensure that Providentmutual's total adjusted capital will remain at the level of 200% of the company action level for risk-based capital at the end of each calendar quarter during the term of the agreement, agreeing to contribute to Providentmutual an amount of capital sufficient to attain such level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in such companies' operations.



     Further, PMLIC agrees to cause Providentmutual to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by Providentmutual. This agreement will remain in effect provided Providentmutual is, and remains, a subsidiary of PMLIC. Prior to any material modification or termination of the agreement, a determination must be made that such modification or termination will not have an adverse impact on the policyholders of Providentmutual. Such determination shall be based on the ability of Providentmutual at the time of such determination to maintain its own financial stability according to the standards contained in the agreement. Other than this Support Agreement, PMLIC is under no obligation to invest money in Providentmutual nor is it in any way a guarantor of Providentmutual's contractual obligations or obligations under the Contract.


     Providentmutual is subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which it does business. Providentmutual submits annual statements on its operations and finances to insurance officials in such states and jurisdictions. The forms for the Contract described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.


     Providentmutual is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


THE PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT

     The Providentmutual Variable Annuity Separate Account is a separate investment account of Providentmutual, established by the Board of Directors of Providentmutual on May 9, 1991, under Pennsylvania law. Because Providentmutual later redomesticated as a Delaware Insurance Company, the Variable Account is now subject to regulation by the Delaware Insurance Department. Providentmutual has caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

     The assets of the Variable Account are owned by Providentmutual. However, these assets are held separate from other assets and are not part of Providentmutual's General Account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Providentmutual conducts. Providentmutual may transfer to its General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract value allocated to the Variable Account under the Contracts).

     The income, gains or losses, whether or not realized, from the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains or losses. Providentmutual may accumulate in the Variable Account the charge for expense and expense risks, mortality gains and losses and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.


     The Variable Account currently has thirty-six Subaccounts twenty-five of which are available under the Contracts: Growth; Money Market; Bond; Managed; Aggressive Growth; International; All Pro Large Cap Growth; All Pro Large Cap Value; All Pro Small Cap Growth; All Pro Small Cap Value; Alger Small Cap; Fidelity High Income; Fidelity Equity-Income; Fidelity Growth; Fidelity Asset Manager; Fidelity Contrafund; Fidelity Index 500; Fidelity Overseas; Fidelity Investment Grade Bond; Neuberger & Berman Limited Maturity Bond; Neuberger & Berman Partners; Van Eck Worldwide Bond; Van Eck Worldwide Hard Assets; Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate. The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.


THE FUNDS


     The Variable Account currently invests in portfolios of nine series-type mutual funds six of which are available under the Contracts: Market Street Fund, Inc.; Alger American Fund; Variable Insurance Products Fund; Variable Insurance Products Fund II; Neuberger & Berman Advisers Management Trust; and Van Eck Worldwide Insurance Trust (collectively, the "Funds"). Each of these Funds is registered with the SEC under the 1940 Act as an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.

     The assets of each Fund portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objective and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding portfolio.

     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and Providentmutual. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between Providentmutual and a Fund terminate, the Variable Account will not be able to purchase additional shares of that Fund. In that event, Owners will no longer be able to allocate Account Values or premium payments to Subaccounts investing in portfolios of that Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement between the Fund and Providentmutual has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to Providentmutual, Providentmutual will not be able to honor requests of Owners to allocate their Account Values or premium payments to Subaccounts investing in shares of that Fund or portfolio.

     Certain Subaccounts invest in portfolios that have similar investment objectives and/or policies; therefore before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this prospectus.

THE MARKET STREET FUND, INC.


     The Growth, Money Market, Bond, Managed, Aggressive Growth, International All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Subaccounts invest in shares of The Market Street Fund, Inc. The Fund currently issues six "series" or classes of shares, each of which represents an interest in a separate Portfolio within the Fund: the Growth, Money Market, Bond, Managed, Aggressive Growth, International All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Portfolios. Shares of each Portfolio currently are purchased and redeemed by the corresponding Subaccount. Shares of the All Pro Portfolios may not be currently available for sale in all states. If they are not yet available in your state, you may not allocate premiums to them until such time as they are available.


     The investment objectives of the Portfolios are set forth below.

     The Growth Portfolio. This Portfolio seeks intermediate and long-term growth of capital by investing in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long-term. Current income is a secondary consideration.

     The Money Market Portfolio. Money Market Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments.

     The Bond Portfolio. Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

     The Managed Portfolio. The Managed Portfolio seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

     The Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

     The International Portfolio. International Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.


     All Pro Large Cap Growth Portfolio seeks to achieve long-term capital appreciation. The Portfolio pursues its objective by investing primarily in common stock and other equity securities of companies among the 750 largest by market capitalization at the time of purchase, which the Advisers believe show potential for growth in future earnings.



     All Pro Small Cap Growth Portfolio seeks to achieve long-term capital appreciation. The Portfolio pursues its objective by investing primarily in common stock and other equity securities of companies that rank between 751 and 1,750 in size measured by market capitalization at the time of purchase, which the Advisers believe show potential for growth in future earnings.



     All Pro Large Cap Value Portfolio seeks to provide long-term capital appreciation. The Portfolio attempts to achieve this objective by investing primarily in undervalued common stock and other equity securities of companies among the 750 largest by market capitalizations at the time of purchase that the Advisers believe offer above-average potential for growth in future earnings.



     All Pro Small Cap Value Portfolio seeks to provide long-term capital appreciation. The Portfolio pursues this objective by investing primarily in undervalued common stock and other equity securities of companies that rank between 751 and 1,750 in size measured by market capitalization at the time of purchase, which the Advisers believe offer above-average potential for growth in future earnings.



     The Growth, Money Market, Bond, Managed, and Aggressive Growth Portfolios are advised by Sentinel Advisors Company; and the International Portfolio is advised by Providentmutual Investment Management Company ("PIMC"). PIMC employs The Boston Company Asset Management, Inc., to provide investment advisory services in connection with the International Portfolio. PIMC serves as investment adviser for the All Pro Portfolios. PIMC uses a "manager of managers" approach for the All Pro Portfolios under which PIMC allocates each Portfolio's assets among one or more "specialist" investment sub-advisers. As of the date of this prospectus, the assets of the All Pro Small Cap Growth Portfolio are managed in part by Standish, Ayer & Wood and in part by Husic Capital Management, pursuant to separate investment sub-advisory agreements. The assets of the All Pro Large Cap Growth Portfolio are managed in part by Cohen, Klingenstein & Marks, Inc.; in part by Geewax, Terker & Co.; and in part by Oak Associates, Ltd.; pursuant to separate investment sub-advisory agreements. The assets of the All Pro Small Cap Value Portfolio are managed in part by 1838 Investment Advisors and in part by Denver Investment Advisors, pursuant to an investment sub-advisory agreement. The assets of the All Pro Large Cap Value Portfolio are managed in part by Equinox Capital Management, Inc.; in part by Harris Associates, Inc.; and in part by Mellon Equity Associates, pursuant to separate investment sub-advisory agreements. Each of these advisers is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


THE ALGER AMERICAN FUND

     The Alger American Small Capitalization Subaccount of the Variable Account invests in shares of the Alger American Small Capitalization Portfolio of The Alger American Fund ("Alger American"). (Alger American has other investment portfolios that are not offered to the Variable Account or under the Policies.) Shares of the Alger American Small Capitalization Portfolio are purchased and redeemed by the Variable Account at net asset value without a sales charge. The Variable Account purchases shares of Alger American Small Capitalization Portfolio from Alger American in accordance with a participation agreement between Alger American and PMLIC. The termination provisions of this participation agreement is described below.

     Alger American Small Capitalization Portfolio seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.


     The Investment Adviser for the Portfolio is Fred Alger Management, Inc.

VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II


     The Fidelity Equity-Income Subaccount, Fidelity Growth Subaccount, Fidelity High Income Subaccount and Fidelity Overseas Subaccount of the Variable Account invest in shares of the VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio and VIP Overseas Portfolio, respectively, of the VIP Fund. The Fidelity Asset Manager Subaccount, Fidelity Contrafund Subaccount, Fidelity Index 500 Subaccount and Fidelity Investment Grade Bond Subaccount of the Variable Account invest in shares of the VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio, VIP II Index 500 Portfolio and VIP II Investment Grade Bond Portfolio, respectively, of the VIP II Fund. (The VIP Fund and VIP II Fund have other investment Portfolios that are not offered to the Variable Account or under the Policies.) Shares of these Portfolios are purchased and redeemed by the Variable Account at net asset value without a sales charge. The Variable Account purchases shares of the Portfolios from the VIP Fund and the VIP II Fund in accordance with a participation agreement between each Fund and PMLIC. The termination provisions of these participation agreements are described below.



     The investment objectives of the Portfolios of the VIP Fund and the VIP II Fund in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.


  VIP Fund


     VIP Equity-Income Portfolio. This Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite Stock Price Index.



     VIP Growth Portfolio. This Portfolio seeks to achieve capital appreciation. The VIP Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.



     VIP High Income Portfolio. This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital.



     VIP Overseas Portfolio. This Portfolio seeks long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for diversification by participating in companies and economies outside of the United States.



  VIP II Fund



     VIP II Asset Manager Portfolio. This Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.



     VIP II Contrafund Portfolio. This Portfolio seeks capital appreciation by investing in securities of companies where value is not fully recognized by the public.



     VIP II Index 500 Portfolio. This Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of a broad range of common stocks publicly traded in the United States. In seeking this objective, the VIP II Index 500 Portfolio attempts to duplicate the composition and total return of the Standard and Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low. The Portfolio is designed as a long-term investment option.



     VIP II Investment Grade Bond Portfolio. This Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.



     The Portfolios of the VIP Fund and VIP II Fund are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Asset Manager Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity

Management & Research (Far East) Inc. ("FMR Far East"), pursuant to which these entities provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) primarily focuses on companies based in Europe while FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.

     Each Portfolio utilizes Fidelity Investments Institutional Operations Company ("FIIOC"), an affiliate of FMR, to maintain the master accounts of the participating insurance companies. Under the transfer agent agreement with FIIOC, each Portfolio pays fees based on the type, size, and number of accounts in each Portfolio and the number of transactions made by shareholders of each Portfolio.

     Each Portfolio also has an agreement with Fidelity Service Co. ("Service"), an affiliate of FMR under which each Portfolio pays Service to calculate its daily share prices and to maintain the portfolio and general accounting records of each Portfolio and to administer each Portfolio's securities lending program.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST


     The Neuberger & Berman Limited Maturity Bond Subaccount and Neuberger & Berman Partners Subaccount of the Variable Account invest in shares of the Limited Maturity Bond Portfolio and Partners Portfolio, respectively, of the Neuberger & Berman Advisers Management Trust ("AMT"). (AMT has other investment portfolios that are not offered to the Variable Account or under the Policies.) Shares of these Portfolios are purchased and redeemed by the Variable Account at net asset value without a sales charge. The Variable Account purchases shares of the Portfolios from AMT in accordance with a participation agreement between AMT and Providentmutual. Shares of the Neuberger & Berman Partners Portfolio may not be currently available for sale in all states. If they are not yet available in your state, you may not allocate premiums to them until such time as they are available. The termination provisions of these participation agreements are described below.


     Each Portfolio of AMT invests all of its net investable assets in its corresponding Series (each, a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. Each Series invests in securities in accordance with an investment objective, policies and limitations identical to those of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information regarding this structure, see the prospectus for AMT.

     In that the investment objective of each Portfolio matches that of its corresponding Series, the following describes the investment objective of each Series underlying the Portfolio of AMT in which the Subaccounts will invest. The investment experience of each Subaccount depends upon the investment performance of its corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.


     Limited Maturity Bond Portfolio. The Series corresponding to this Portfolio seeks the highest current income consistent with low risk to principal and liquidity and secondarily, total return, through investment in short to intermediate term debt securities, primarily investment grade.



     Partners Portfolio. The Series corresponding to this Portfolio seeks capital growth through investment in common stocks and other equity securities of medium to large capitalization established companies.



     The Investment Adviser for the Series of Managers Trust corresponding to the Limited Maturity Bond and Partners Portfolios of AMT is Neuberger & Berman Management, Incorporated. The Investment Adviser retains Neuberger & Berman, without cost to AMT, as sub-adviser to furnish it with investment recommendations and research information.


VAN ECK WORLDWIDE INSURANCE TRUST


     The Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts of the Variable Account invest in shares of the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets, and Van Eck Worldwide Real Estate Portfolios, respectively, of the Van Eck Worldwide Insurance Trust ("Van

Eck Trust"). Shares of the Van Eck Worldwide Bond, Worldwide Hard Assets, Worldwide Emerging Markets, and Van Eck Worldwide Real Estate Portfolios are purchased and redeemed by the Variable Account at net asset value without a sales charge. The Variable Account purchases shares of the Portfolio from Van Eck Trust in accordance with a participation agreement between the Van Eck Trust and Providentmutual. Shares of the Van Eck Worldwide Real Estate Portfolio may not be currently available for sale in all states. If they are not yet available in your state, you may not allocate premiums to them until such time as they are available. The termination provisions of this participation agreement are described below.


     The investment objectives of the Portfolios of Van Eck Trust are set forth below. The investment experience of each Subaccount depends upon the investment performance of its corresponding Portfolio. There is no assurance that these Portfolios will achieve their stated objectives.


     Van Eck Worldwide Hard Assets Portfolio seeks long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard Assets Securities include equity securities of Hard Asset Companies and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. Hard Asset Companies include companies that are directly or indirectly engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together, Hard Assets); (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, pretochemicals or other hydrocarbons,
(iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities. Income is a secondary consideration.


     Van Eck Worldwide Bond Portfolio seeks high total return through a flexible policy of investing globally, primarily in debt securities. Total return is comprised of current income and capital appreciation. The Portfolio attempts to achieve its investment objective by taking advantage of investment opportunities in the United States as well as in other countries throughout the world where opportunities may be more rewarding and may emphasize either component of total return.

     Van Eck Worldwide Emerging Markets Portfolio seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.


     Van Eck Worldwide Real Estate Portfolio seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.



     The investment adviser for the Van Eck Worldwide Bond, the Worldwide Hard Assets and Worldwide Real Estate Portfolios is Van Eck Associates Corporation ("Van Eck Associates"). The investment adviser for the Van Eck Worldwide Emerging Markets Portfolio is Van Eck Global Asset Management (Asia) Limited, a wholly-owned investment adviser subsidiary of Van Eck Associates.


     THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

     More detailed information concerning the investment objectives, policies and restrictions pertaining to the Funds and the expenses, investment advisory services and charges and the risks attendant to investing in the Portfolios and other aspects of their operations can be found in the current Prospectus for each Fund which accompany this prospectus and the current Statement of Additional Information for each Fund. The Fund prospectuses should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Subaccounts.

     You should note that, except for the Portfolios of the Market Street Fund, Inc., not all of the Portfolios described in the Prospectuses for the Funds are available with the Contract. Moreover, Providentmutual cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the unlikely event that a Fund is not available, Providentmutual will do everything reasonably practicable to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

     Providentmutual has entered into agreements with the investment advisers of several of the Funds pursuant to which each such investment adviser will pay Providentmutual a servicing fee based upon an annual percentage of the average aggregate net assets invested by Providentmutual on behalf of the Variable Account. These agreements reflect administrative services provided to the Funds by Providentmutual. Payments of such amounts by an adviser will not increase the fees paid by the Funds or their shareholders.


RESOLVING MATERIAL CONFLICTS



     The MS Fund, Alger American, VIP Fund, VIP Fund II, AMT, and Van Eck Trust are now, or may be in the future, used as investment vehicles for variable life insurance policies and variable annuity contracts issued by Providentmutual or PMLIC, as well as registered separate accounts of other insurance companies offering variable life and annuity contracts. In addition, certain funds may sell shares to certain retirement plans qualifying under Section 401 of the Code (including cash or deferred arrangements under Section 401(k) of the Code). As a result, there is a possibility that a material conflict may arise between the interests of Owners of policies generally, or certain classes of Owners, and such retirement plans or participants in such retirement plans.


     Providentmutual currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than Providentmutual contracts or to retirement plans. However, there is a possibility that a material conflict may arise between Owners whose policy values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, Providentmutual will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

     A full description of the Portfolios of the Funds, their investment objectives and policies, their risks, expenses, and all other aspects of their operation is contained in the accompanying Prospectuses for the Funds, which should be read carefully together with this Prospectus before investing.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     Providentmutual reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio of the Fund are no longer available for investment or if in Providentmutual's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, Providentmutual may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. Providentmutual will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     Providentmutual also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, Providentmutual may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by Providentmutual.

     If any of these substitutions or charges are made, Providentmutual may by appropriate endorsement change the Contract to reflect the substitution or change. If Providentmutual deems it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Providentmutual separate accounts.

                        DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT

     In order to purchase a Contract, application must be made to Providentmutual through a licensed representative of Providentmutual, who is also a registered representative of 1717 Capital Management Company ("1717") or a broker-dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such broker/dealer. Contracts may be sold to or in connection with retirement plans which to not qualify for special tax treatment (Non-Qualified Plans) as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code (Qualified Plans).

PREMIUMS

     The minimum initial premium which Providentmutual will normally accept is $2,000. Subsequent premium payments may be paid under the Contract at any time during the Annuitant's lifetime and before the Maturity Date and must be for at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

     At the time of application, a Planned Periodic Premium schedule may be selected based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner will receive a premium reminder notice at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under the Automatic Payment Plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

FREE-LOOK PERIOD

     The Contract provides for an initial "free-look" period. The Owner has the right to return the Contract within 10 days after such Owner receives the Contract. When Providentmutual receives the returned Contract at its Home Office, it will be canceled and Providentmutual will refund to the Owner an amount equal to the greater of: (a) the premiums paid under the Contract; and
(b) the sum of (i) the Contract Account Value as of the earlier of the date the returned Contract is received by Providentmutual at its Home Office or by the Providentmutual representative through whom the Contract was purchased; plus
(ii) the amount of any charges deducted from the Variable Account except the Mortality and Expense Risk Charge, Asset-Based Administration Charge and the Funds' advisory fees and operating expenses. For contracts sold to residents of certain states (i.e., Arizona, Minnesota and Pennsylvania), the amount returned to the Owner will be equal to the sum of: (i) the difference between the premiums paid, including any contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (ii) the Variable Account Value (or, in Pennsylvania, if there is no Variable Account Value, the reserve for the Contract on the date the Contract is cancelled attributable to the amounts allocated to the Variable Account.)

ALLOCATION OF PREMIUMS

     If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial premium, the initial Net Premium (premium less deduction of any required premium tax) will be allocated between the Money Market Subaccount and the Guaranteed Account within two business days of receipt of such premium by Providentmutual at its Home Office. If the application is not properly completed, Providentmutual will retain the premium for up to five business days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, Providentmutual will inform the applicant of the reason for the delay and the initial premium will be returned immediately, unless the applicant specifically consents to Providentmutual retaining the premium until the application is complete. Once the application is complete, the initial Net Premium will be allocated within two business days.

     At the time of application, the Owner selects how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account. When, as described above, Net Premium is allocated, the portion of the initial Net Premium which is to be allocated to the Subaccounts of the Variable Account will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of such 15-day period, the amount in the Money Market Subaccount will be allocated to the chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premiums will be allocated at the end of the Valuation Period in which the subsequent premium is received by Providentmutual in the same manner, unless the allocation percentages are changed. Premiums will be allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

     For contracts sold to residents of states where the amount of the premium returned during the "Free-Look Period" as described above reflects the investment performance of the Variable Account, (i.e., Arizona, Minnesota and Pennsylvania) the portion of the initial Net Premium for such Contract which is to be allocated to the Variable Account will not automatically be allocated to the Money Market Subaccount for the 15-day period but instead will be credited to the chosen Subaccounts of the Variable Account within 2 or 5 business days of receipt of such premium.

     The values of the Subaccounts of the Variable Account will vary with the investment experience of the Subaccounts, and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule for premiums in light of market conditions and the Owner's overall financial objectives.

VARIABLE ACCOUNT VALUE

     The Variable Account Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any premiums paid, any withdrawals, any surrenders, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Account Value, and, because a Contract's Variable Account Value on any future date depends upon a number of variables, it cannot be predetermined.

     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Date. The value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Unit Value on the relevant Valuation Date by the number of Subaccount units allocated to the Contract.

     Determination of Number of Units. Any amounts allocated to the Subaccounts will be converted into units of the Subaccount. The number of units to be credited to the Contract is determined by dividing the dollar amount being allocated to the Subaccount by the Unit Value for that Subaccount at the end of the Valuation Period during which the amount was allocated. The number of units in any Subaccount will be increased at the end of the Valuation Period by any premiums allocated to the Subaccount during the current Valuation Period and by any transfers to the Subaccount from another Subaccount or from the Guaranteed Account during the current Valuation Period. The number of units in any Subaccount will be decreased at the end of the Valuation Period by any amounts transferred from the Subaccount to another Subaccount or the Guaranteed Account during the current Valuation Period and any surrender charge upon a withdrawal or surrender and the Annual Administration Fee assessed in connection with the Contract during the current Valuation Period.

     Determination of Unit Value. The Unit Value for each Subaccount's first Valuation Period is set at $500. The Unit Value for a Subaccount is calculated for each subsequent Valuation Period by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being determined.

     Net Investment Factor. The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own Net

Investment Factor, which may be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

          (a) is the net result of:

             1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

             2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

             3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

             4. any amount charged for taxes or any amount set aside during the
                Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

             5. the amount charged for mortality and expense risk for that
                Valuation Period; minus

             6. the amount charged for administration for that Valuation Period;
                and

          (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

     Before the Maturity Date, an Owner may transfer all or a part of an amount in the Subaccount(s) to another Subaccount(s) or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to the Subaccount(s), subject to these general restrictions and the additional restrictions below. The minimum transfer amount must be the lesser of $500 or the entire amount in that Subaccount or the Guaranteed Account. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 may, at Providentmutual's discretion, be treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.


     The transfer will be made on the day Written Notice requesting such transfer is received by Providentmutual. There is no limit on the number of transfers which can be made between Subaccounts or to the Guaranteed Account. However, only one transfer may be made from the Guaranteed Account each Contract Year (See "Transfers from Guaranteed Account", Page 27).


     Telephone Transfers. Transfers will be made based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization is provided to Providentmutual. Providentmutual reserves the right to suspend telephone transfer privileges at any time, for any class of Contracts, for any reason.

     Providentmutual will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. Providentmutual, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures
Providentmutual will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction and making a tape-recording of the instructions given by telephone.

     Automatic Asset Rebalancing. Automatic Asset Rebalancing is a feature which, if elected, authorizes periodic transfers of Variable Account Values among the Subaccounts in order to achieve a particular percentage allocation of Variable Account Values among such Subaccounts. Such percentage allocations must be in whole numbers and must allocate amounts only among the Subaccounts. No amounts will be transferred to the Guaranteed Account as a part of Automatic Asset Rebalancing. The percentage allocation of your Contract Account Value for rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions that you give us that differ from your then current allocation instructions will be treated as a request to change such allocation instructions.

     Once elected Automatic Asset Rebalancing begins on the first quarterly or annual anniversary following election. You may change or terminate Automatic Asset Rebalancing by written instruction to Providentmutual, or by telephone if you have previously authorized us to take telephone instructions. Providentmutual reserves the right to suspend Automatic Asset Rebalancing at any time for any class of contracts for any reason upon written notice to you.



DOLLAR COST AVERAGING


     Dollar Cost Averaging is a program which, if elected, enables the Owner of a Contract to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to the Contract's other Subaccounts. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. Providentmutual, however, makes no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.


     Dollar Cost Averaging may be elected for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to the designated Subaccount: 6 months -- $3,000; 12 months -- $6,000; 24 months -- $12,000; 36 months -- $18,000. At least $500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account," Page 27.)


     Election into this program may occur at the time of application by completing the authorization on the application or at any time after the Contract is issued by properly completing the election form and returning it to the Company by the beginning of the month and ensuring that the required minimum amount is in the designated Subaccount, Dollar Cost Averaging transfers may not commence until the later of (a) 30 days after the Contract Date and (b) five days after the end of the free look period.

     Once elected, transfers from the designated Subaccount will be processed monthly until the number of designated transfers have been completed, or the value of the designated Subaccount is completely depleted, or the Owner instructs Providentmutual in writing to cancel the monthly transfers.

     Providentmutual reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner.

WITHDRAWALS AND SURRENDER


     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, an Owner may withdraw part of the Cash Surrender Value. The minimum amount which may be withdrawn is $500; the maximum amount is that which would leave a cash surrender value of not less than $2,000. A withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 will be treated as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. Providentmutual will withdraw the amount requested from the Contract Account Value on the day Written Notice for the withdrawal is received at its Home Office. Any applicable Surrender Charge will be deducted from the remaining Contract Account Value. (See "Surrender Charge," Page 27.)


     The Owner may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If the Owner does not so specify or the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal will be made from each Subaccount and the Guaranteed Account based on the proportion that the value is such account bears to the Contract Account Value immediately prior to the withdrawal.


     A withdrawal may have adverse Federal income tax consequences. (See "Taxation of Annuities," Page 34.)

     Systematic Withdrawals. The Systematic Withdrawal Plan enables the Owner of a Contract to pre-authorize a periodic exercise of the withdrawal right described in the Contract. The Owner may elect the plan at the time of application by completing the authorization on the application form and making a minimum initial premium payment of $15,000 or by properly completing the election form after a Contract is issued if it has a Contract Account Value of $15,000. Certain Federal income tax consequences may apply to systematic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before requesting any Systematic Withdrawal Plan.


     Contract Owners entering into the plan instruct Providentmutual to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Distributions will begin on the monthly or quarterly anniversary following the receipt of the request. The minimum distribution requested must be for at least $100 monthly or at least $300 quarterly. The maximum amount which can be withdrawn under the plan each year is 10% of the Contract Account Value as of the beginning of the Contract Year in which the plan is elected or 10% of the initial premium paid if elected at the time of application. Providentmutual will notify the Owner of the total amount to be withdrawn in a subsequent Contract Year will exceed 10% of the Contract Account Value as of the beginning of such Contract Year. Unless the Owner instructs Providentmutual to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, Providentmutual will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, Providentmutual will deduct the applicable Surrender Charge from the remaining payments made during that Contract Year. (See "Surrender Charge," Page 27.)


     Providentmutual will pay the Owner the amount requested each month or quarter and cancel units equal to the amount withdrawn from the Subaccounts and the Guaranteed Account based on the proportion that the value in such Subaccount or Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal. In the event that the amount to be withdrawn exceeds the Subaccount's Value, Providentmutual will process the withdrawal for the amount available and will contact the Owner for further instructions.


     Each payment under the Systematic Withdrawal Plan of less than 10% of the Contract Account Value as of the beginning of such Contact Year is not subject to a Surrender Charge. However, notwithstanding the rules ordinarily governing the imposition of a Surrender Charge (See "Surrender Charge," Page 27), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.


     Systematic withdrawals may be discontinued by the Owner at any time upon written request to Providentmutual. Providentmutual reserves the right to discontinue offering systematic withdrawals upon 30 days' written notice to Owners.


     Charitable Remainder Trust Rider. Contract Owner may elect a Charitable Remainder Trust Rider, which combines an extended Maturity Date to the contract anniversary nearest the Annuitant's age 100, unless a lump sum payment of Cash Surrender Value is elected, with a replacement of the surrender charge/withdrawal provision for contracts issued in a Charitable Remainder Trust. A Charitable Remainder Trust allows for income to be distributed and for the payment of trustee fees and charges. The rider would only apply the appropriate surrender charge to withdrawals or surrenders during a contract year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the contract year; or (2) any amounts in excess of the total premiums paid. There will be no limit on the number of withdrawals occurring in any contract year.



     Surrender. At any time before the earlier of the death of the Annuitant or the Maturity Date, the Owner may request a surrender of the Contract for its Cash Surrender Value (Contract Account Value less any applicable Surrender Charge). The proceeds paid to the Contract Owner will equal the amount of the surrender less the Surrender Charge and any withholding or premium taxes. (See "Surrender Charge," Page 27.) The Cash Surrender Value will be determined on the date Written Notice of Surrender and the Contract are received at Providentmutual's Home Office. The Cash Surrender Value will be paid in a lump sum unless the Owner requests payment under a Payment Option. A surrender may have adverse Federal income tax consequences. (See "Taxation of Annuities." Page 34.)


     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Internal Revenue Code 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     Contract Termination. Providentmutual may end this Contract and pay the Cash Surrender Value to the Owner if, before the Maturity Date, all of these events simultaneously exist;

        1. no premiums have been paid for at least two years;

        2. the Contract Account Value is less than $2,000; and

        3. the total premiums paid, less any partial withdrawals, is less than $2,000.

     Providentmutual will mail the Owner a notice of its intention to end the Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless Providentmutual receives an additional premium payment before the termination date specified in the notice. This additional premium payment must be for at least the required minimum amount. (Termination of the Contract under this provision is not permitted in New Jersey.)

DEATH BENEFIT BEFORE MATURITY DATE


     Step-Up Rider. Contract Owner may elect the Step-Up Rider, which provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year anniversary and is reset every six years to the Contract Account Value on the next six year contract anniversary, if greater. This reset continues until the six year contract anniversary on or before the annuitant's 85th birthday. Premiums paid between the six year contract anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date Providentmutual receives due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.



     Rising Floor Rider. Contract Owner may elect the Rising Floor Rider, which provides a guaranteed minimum death benefit equal to the sum of premiums paid less reductions for withdrawals accumulating at 4 1/2% interest until the contract anniversary prior to the annuitant's 75th birthday. Thereafter, premiums are added and reductions for withdrawals are deducted from the guaranteed death benefit. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value.


     Death of Annuitant. If the Annuitant dies before the Maturity Date, Providentmutual will pay the death benefit under the Contract to the Beneficiary. During the first seven Contract Years, the death benefit is equal to the greater of: the premiums paid, less any withdrawals (including applicable surrender charges); or the Contract Account Value on the date Providentmutual receives due proof of Annuitant's death. After the end of the seventh Contract Year, the death benefit is equal to the greatest of:

        1. the Contract Account Value as of the end of the seventh Contract Year plus subsequent premiums paid and less subsequent amounts withdrawn; or

        2. the Contract Account Value on the date Providentmutual receives due proof of the Annuitant's death; or

        3. the premiums paid, less any withdrawals (including applicable Surrender Charges).

     There is no death benefit payable if the Annuitant dies after the Maturity Date. The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, Federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of such Owner's death.

     These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that such distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint owners, the surviving joint owner will be the designated Beneficiary. Joint owners must be husband and wife as of the Contract Date.

     If the Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

PROCEEDS ON MATURITY DATE

     The maturity Date is selected by the Owner, subject to Providentmutual's approval and state law.

     On the Maturity Date, the proceeds will be applied under the Life Annuity with Ten Year Certain Payment Option, unless the Owner chooses to have the proceeds paid under another Payment Option or in a lump sum. If a Payment Option is elected, the amount which will be applied is the Contract Account Value; if a lump sum payment is chosen, the amount paid will be the Cash Surrender Value on the Maturity Date.

     The Maturity Date may be changed subject to these limitations: the Owner's Written Notice must be received at the Home Office at least 30 days before the current Maturity Date; the requested Maturity Date must be a date that is at least 30 days after receipt of the Written Notice; and the requested Maturity Date must be not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.

PAYMENTS

     Any withdrawal, Cash Surrender Value, or death benefit will usually be paid within seven days of receipt of written request or receipt and filing of due proof of death. However, payments may be postponed if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     2. the SEC permits by an order the postponement for the protection of policyowners; or

     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

     If a recent check or draft has been submitted, Providentmutual has the right to defer payment until such check or draft has been honored.

     Providentmutual has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Written Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular state.

MODIFICATION

     Upon notice to the Owner, Providentmutual may modify the Contract, but only if such modification:

     1. is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which Providentmutual is subject; or

     2. is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other Federal or state laws relating to retirement annuities or variable annuity contracts; or

     3. is necessary to reflect a change in the operation of the Variable Account; or

     4. provides additional Variable Account and/or fixed accumulation options.

     In the event of any such modifications, Providentmutual will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

     At least quarterly, Providentmutual will mail to each Contract Owner, at such Owner's last known address of record, a report containing the Contract Account Value and Cash Surrender Value of the Contract and any further information required by and applicable law or regulation. The information will be as of a date not more than two months prior to the date of mailing.

CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to Providentmutual at its Home Office, 300 Continental Drive, Newark, Delaware 19713.

                             THE GUARANTEED ACCOUNT

     An Owner may allocate some or all of the Net Premiums and transfer some or all of the Contract Account Value to the Guaranteed Account, which is part of Providentmutual's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 3%). The principal, after deductions, is also guaranteed. Providentmutual's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor Providentmutual's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither Providentmutual's General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts which are included in this Prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of Providentmutual's General Account, Providentmutual assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to Providentmutual's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. Providentmutual intends to credit the Guaranteed Account Value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since Providentmutual, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account Value will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, Providentmutual will determine a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 3% per year will be determined in the sole discretion of Providentmutual. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Amounts deducted from the Guaranteed Account for the administration fee, withdrawals, transfers to the Subaccounts, or other charges are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method.

     Providentmutual reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

     Calculation of Guaranteed Account Value. The Guaranteed Account Value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred, or withdrawn from it.

TRANSFERS FROM GUARANTEED ACCOUNT

     Within 30 days prior to or following any Contract Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500 in which case the entire amount will be transferred. If the Written Notice of such transfer is received prior to the Contract Anniversary, the transfer will be made as of the Contract Anniversary; if the Written Notice is received after the Contract Anniversary, the transfer will be made as of the date Providentmutual receives the Written Notice at its Administrative Office.

PAYMENT DEFERRAL

     Providentmutual has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of the Written Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     General. No charge for sales expense is deducted from premiums at the time premiums are paid. However, within certain time limits described below, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by Providentmutual; conversely, if the amount of such charges proves more than enough, the excess will be retained by Providentmutual. Providentmutual does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Providentmutual's general assets.

     Charges for Withdrawals or Surrender. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

CONTRACT YEAR IN WHICH  CHARGES AS PERCENTAGE OF
    WITHDRAWAL OR                AMOUNT
   SURRENDER OCCURS     WITHDRAWN OR SURRENDERED
----------------------  ------------------------
          1                        7%
          2                        6
          3                        5
          4                        4
          5                        3
          6                        2
          7                        1
     8 and after                   0

     No Surrender Charge is deducted if the withdrawal or surrender occurs after seven full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total gross premiums paid under that contract.

     If the Contract is being surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Cash Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

     Amounts Not Subject to Surrender Charge. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge. Starting in the second Contract Year, the Surrender Charge will be applied to the portion of the withdrawal or surrender which is in excess of the percentage listed in the table below for the applicable Contract Year:

                             % OF CONTRACT
                             ACCOUNT VALUE
                            AT BEGINNING OF
    CONTRACT YEAR            CONTRACT YEAR
    -------------           ---------------
          1                        0%
          2                       20%
          3                       30%
          4                       40%
          5                       50%
          6                       60%
          7                       70%

     Amounts up to the Contract Account Value percentage shown above are available for withdrawal in the applicable Contract Year without the imposition of a Surrender Charge. However, starting in Contract Year three, and in each subsequent Contract Year listed above, the applicable percentage for each year will be reduced by the total percentage withdrawn from the Contract Account Value in prior years. There is no limit on the number of withdrawals occurring in any Contract Year. If the Contract is surrendered, the applicable Surrender Charge will be deducted from the Contract Account Value in determining the Cash Surrender Value. For a partial withdrawal, any applicable Surrender Charge will be deducted from the amount withdrawn, unless a request is made in advance that the Surrender Charge be deducted from the remaining Contract Account Value.

ADMINISTRATIVE CHARGES

     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of the Contract or on the Maturity Date (other than on a Contract Anniversary),

Providentmutual deducts from the Contract Account Value an Annual Administration Fee of $30 to reimburse it for administrative expenses relating to the Contract. The charge will be deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each such account bears to the total Contract Account Value. (In some states such as Washington and South Carolina, the charge can only be deducted from the Guaranteed Account to the extent of premiums allocated to such account during the Contract Year plus the amount of interest in excess of the guaranteed minimum which is credited to the account for the Contract Year. The portion of the charge which is allocable to the Guaranteed Account but cannot be deducted from such account due to this limitation will be deducted proportionally from the Subaccounts.) No Annual Administration Fee is payable during the annuity period. Providentmutual reserves the right to increase this fee up to $40.

     Asset-Based Administration Charge. To compensate Providentmutual for costs associated with administration of the Contracts, prior to the Maturity Date Providentmutual deducts a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of .15%. Providentmutual reserves the right to increase this fee up to 0.25%.

     The Contracts are administered by PMLIC pursuant to a Service Agreement between Providentmutual and PMLIC. Under the agreement, PMLIC also maintains records of transactions relating to the Contracts and provides other services.

MORTALITY AND EXPENSE RISK CHARGE

     To compensate Providentmutual for assuming mortality and expense risks, prior to the Maturity Date Providentmutual deducts a daily Mortality and Expense Risk Charge from the assets of the Variable Account. Providentmutual will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of
 .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).

     The mortality risk Providentmutual assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk Providentmutual assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk Providentmutual assumes is the risk that the surrender charges, administration fees, and transfer fees may be insufficient to cover actual future expenses.


     In the event that there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the Contracts.


OTHER CHARGES INCLUDING INVESTMENT ADVISORY FEES OF THE FUNDS

     Because the Variable Account purchases shares of the Funds, the net assets of each Subaccount of the Variable Account will reflect the investment advisory fees and operating expense incurred by the Funds. For each Portfolio, an investment advisor is paid a daily fee by the Funds for its investment advisory services. Each advisory fee is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the Portfolio and the assets of such Portfolio. Each Portfolio of the Funds is also responsible for its operating expenses. See the accompanying current Prospectuses for the Funds for further details.

PREMIUM TAXES

     Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes.

     The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Contract proceeds upon (i) a withdrawal from or surrender of the Contract or (ii) application of the proceeds to a Payment Option.

OTHER TAXES

     Currently, no charge will be made against the Variable Account for Federal income taxes. Providentmutual may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to Providentmutual. Charges for other taxes attributable to the Variable Account, if any, may also be made.

                                PAYMENT OPTIONS

     The Contract ends on the Maturity Date, at which time the Contract Account Value will be applied under a Payment Option, unless the Owner elects to receive the Cash Surrender Value in a single sum. If an election of a Payment Option has not been filed at Providentmutual's Home Office on the Maturity Date, the proceeds will be paid as a life annuity with payments for ten years guaranteed. Prior to the Maturity Date, the Owner can have the Cash Surrender Value applied under a Payment Option, or a Beneficiary can have the death benefit applied under a Payment Option. Any premium tax applicable will be deducted from the Cash Surrender Value or the Contract Account Value at the time payments commence. The Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued.

     The Payment Options available are described below. The term "Payee" means a person who is entitled to receive payment under that option. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF OPTIONS

     An option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires the consent of Providentmutual. If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

     An election of option and any revocation or change must be made by Written Notice. It must be filed with the Home Office.

     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of such period.

DESCRIPTION OF OPTIONS

     Option A -- Life Annuity Option. To have the proceeds paid in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. To have the proceeds paid in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of such present value shall be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

     The amount of each payment will be determined from the Tables in the Contract which apply to the particular option using the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age, only. Age will be determined from the nearest birthday at the due date of the first payment.

     Alternate Income Option. In lieu of one of the above options, the Contract Account Value, Cash Surrender Value or death benefit, as applicable, may be settled under an Alternate Income Option based on Providentmutual's single premium immediate annuity rates in effect at the time of settlement. Such rates will be adjusted to a due basis. The first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receiving one additional payment. The income will be increased by 4%. In no case will the income be less than that which would be payable if the amount were used to purchase a single premium immediate annuity adjusted to a due basis.

                            YIELDS AND TOTAL RETURNS


     From time to time, Providentmutual may advertise or include in sales literature historic performance data for the Variable Accounts, including yields, effective yields, standard annual total returns, and non standard measurements of performance for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.


     Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds' performance in part reflects the Funds' expenses. See the Prospectuses for the Funds.


     The yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements. Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Surrender

Charge. In addition, Providentmutual may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Subaccounts.

     Providentmutual may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Funds, including such disclosure for periods prior to the date the Variable Account commenced operations.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     Providentmutual may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity contract issued by Providentmutual. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon Providentmutual's understanding of the present Federal income tax laws, as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service, Moreover, no attempt has been made to consider any applicable state or other tax laws.

     The Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of Federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on Providentmutual's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.


TAX STATUS OF THE CONTRACT

     Diversification Requirements. Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although Providentmutual does not have control over the Funds in which the Variable Account invests, we believe that each Portfolio in which the Variable Account owns shares will meet the diversification requirements and that therefore the Contract will be treated as an annuity contact under the Code.


     Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather that the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."


     The ownership rights under the contract are similar to, but different in certain resects from, those described by the Service in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Owner of the Contract has the choice of one or more Subaccounts in which to allocate premiums and Contract values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in the Owner's being treated as the owner of the assets of the Variable Account. In addition, Providentmutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Providentmutual therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.

     Required Distributions. In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that; (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity commencement date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary" is the person designated by such owner as a Beneficiary and to whom ownership of the Policy passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contract contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Providentmutual intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for Federal income tax purposes.

TAXATION OF ANNUITIES

     In General. Section 72 of the Code governs taxation of annuities in general. Providentmutual believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Account Value (e.g., partial withdrawals and complete surrenders) or as annuity payments under the Payment Option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Account Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

     The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax advisor.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals.  In the case of a withdrawal from a Qualified Contract, under
Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     In the case of a withdrawal (including Systematic Withdraws) from a Non-Qualified Contract before the Maturity Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under an annuity contract, under Code Section 72(b), generally (prior to recovery of the investment in the contract) gross income does not include that part of the amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. Stated differently, prior to recovery of the investment in the contract, in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of payments; however, the remainder of each income payment is taxable. After the "investment in the contact" is recovered, the full amount of any additional annuity payments is taxable. If Annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax adviser regarding deductibility of the unrecovered amount.\


     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as annuity payments. For these purposes, the investment in the Contract is not affected by the Owner's or Annuitant's death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

     Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

     1. made on or after the taxpayer reaches age 59 1/2.

     2. made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);

     3. attributable to the taxpayer's becoming disabled;

     4. a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     5. made under an annuity contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     6. made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions, loans, and other circumstances.


     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Maturity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax advisor with respect to the potential effects of such a transaction.

WITHHOLDING


     Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.



     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


MULTIPLE CONTRACTS

     All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by Providentmutual (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, a Contract Owner should consult a competent tax advisor before purchasing more than one annuity contract.

TAXATION OF QUALIFIED PLANS


     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but Providentmutual shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless Providentmutual consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. Providentmutual will amend the Contract as necessary to confirm it to the requirements of the Code.



     Corporate Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Corporate employers intending to use the Contract with such plans should seek competent advice. The Contract includes a Death Benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.



     Individual Retirement Annuities. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who are eligible, and on the time when distributions may commence. Section 408 governs "ordinary" IRAs. Subject to certain income limits, contributions to an ordinary IRA may be tax deductible. Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an ordinary IRA. Distributions from an ordinary IRA prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from an ordinary IRA or another Roth IRA may be rolled over to a Roth IRA and an ordinary IRA may be converted to a Roth IRA. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.



     Sales of a Contract for use with an ordinary or Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contract for qualification as a IRA and has not addressed in a ruling of general applicability whether a death benefit provision, such as the provision in the Contract, comports with IRS qualification requirements.



     SIMPLE Retirement Accounts. Beginning January 1, 1997, certain small employers may establish Simple Retirement Accounts as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple Retirement Account are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age
59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These payments may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation form service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distribution in the case of hardship. The Contract includes a Death Benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.



     Required Distributions. For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For ordinary IRAs, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs do not require distributions at any time prior to the Owner's death.


RESTRICTIONS UNDER QUALIFIED CONTRACTS

     Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR PROVIDENTMUTUAL'S TAXES

     At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

     If any tax charges are made in the future, they will be accumulated daily and transferred from the applicable Subaccount to Providentmutual's General Account. Any investment earnings on tax charges accumulated in a Subaccount will be retained by Providentmutual.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect Providentmutual's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax advisor should be consulted for further information.

                           DISTRIBUTION OF CONTRACTS

     The Contracts will be offered to the public on a continuous basis, and Providentmutual does not anticipate discontinuing the offering of the Contracts. However, Providentmutual reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Providentmutual's variable annuity contracts and who are also registered representatives of 1717 Capital Management Company ("1717") or broker/dealers. 1717 is a wholly owned indirect subsidiary of Provident Mutual Life Insurance Company and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     1717 acts as the Principal Underwriter, as defined in the Investment Company Act of 1940, of the Contracts for the Variable Account pursuant to an Underwriting Agreement between Providentmutual and 1717. 1717 is not obligated to sell any specific number of Contracts. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also be sold through other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity contracts. Nonaffiliated broker-dealers receive full commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 for expenses incurred. The commissions paid are no greater than 6% of premiums.


                            PREPARING FOR YEAR 2000



     Like all financial services providers, Providentmutual and its affiliates utilize systems that may be affected by Year 2000 transition issues and they rely on service providers, including banks, custodians, administrators, and investment managers that also may be affected. Providentmutual and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Provident Mutual and its affiliates. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Providentmutual and its affiliates currently anticipate that their systems will be Year 2000 compliant on or about January 1, 1999 but there can be no assurance that Providentmutual and its affiliates will be successful, or that interaction with other service providers will not impair Providentmutual or its affiliates' services at that time.


                               LEGAL PROCEEDINGS


     PMLIC and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or PMLIC.


                                 VOTING RIGHTS

     In accordance with its view of present applicable law, Providentmutual will vote the Portfolio shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Providentmutual determines that it is allowed to vote the Portfolio shares in its own right, it may elect to do so.

     The number of votes which are available to an Owner will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying an Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. An Owner holds a voting interest in each Subaccount to which the Variable Account Value is allocated. The Owner only has voting interest prior to the Maturity Date.

     The number of votes of a Portfolio which are available to the Contract Owner will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the relevant meeting of each Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

     Fund shares as to which no timely instructions are received and shares held by Providentmutual in a Subaccount as to which an Owner has no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

                              FINANCIAL STATEMENTS


     The audited statements of financial condition for Providentmutual as of December 31, 1997 and 1996 and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1997 as well as the Report of Independent Accountants are contained in the Statement of Additional Information. The audited statements of assets and liabilities for the Variable Account as of December 31, 1997 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information.

             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Additional Contract Provisions..............................     S-2
     The Contract...........................................     S-2
     Incontestability.......................................     S-2
     Misstatement of Age or Sex.............................     S-2
     Non-Participation......................................     S-2
Calculation of Yields and Total Returns.....................     S-2
     Money Market Subaccount Yields.........................     S-2
     Other Subaccount Yields................................     S-3
     Average Annual Total Returns...........................     S-4
     Other Total Returns....................................     S-6
     Effect of the Administration Fee on Performance Data...     S-8
Termination of Participation Agreements.....................     S-8
Safekeeping of Account Assets...............................     S-9
State Regulation............................................     S-9
Records and Reports.........................................     S-9
Legal Matters...............................................    S-10
Experts.....................................................    S-10
Other Information...........................................    S-10
Financial Statements........................................    S-10

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA,
                         A STOCK LIFE INSURANCE COMPANY
                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 1-800-688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
                       VARIABLE ANNUITY SEPARATE ACCOUNT
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


     This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Providentmutual Life and Annuity Company of America. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract and The Market Street Fund, Inc.; The Alger American Fund; the Variable Insurance Products Fund; the Variable Insurance Products Fund II; Neuberger & Berman Advisers Management Trust; and Van Eck Worldwide Insurance Trust. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.



      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 1998


                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS*


  ADDITIONAL CONTRACT PROVISIONS (12-20)......................   S-2
       The Contract...........................................   S-2
       Incontestability.......................................   S-2
       Misstatement of Age or Sex.............................   S-2
       Non-Participation......................................   S-2
  CALCULATION OF YIELDS AND TOTAL RETURNS (24-26).............   S-2
       Money Market Subaccount Yields.........................   S-2
       Other Subaccount Yields................................   S-3
       Average Annual Total Returns...........................   S-4
       Other Total Returns....................................   S-6
       Effect of the Administration Fee on Performance Data...   S-8
  TERMINATION OF PARTICIPATION AGREEMENTS.....................   S-8
  SAFEKEEPING OF ACCOUNT ASSETS...............................   S-9
  STATE REGULATION (7)........................................   S-9
  RECORDS AND REPORTS.........................................   S-9
  LEGAL MATTERS (30)..........................................  S-10
  EXPERTS.....................................................  S-10
  OTHER INFORMATION...........................................  S-10
  FINANCIAL STATEMENTS (31)...................................  S-10


---------------

* Numbers in parentheses refer to corresponding pages of the Prospectus.

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The entire contract is made up of the policy and the application. The statements made in the application are deemed representations and not warranties. Providentmutual cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

INCONTESTABILITY

     Providentmutual will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Issue Date of the Contract.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex.

     If an overpayment is made because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

     If an underpayment is made because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

NON-PARTICIPATION

     The Contract is not eligible for dividends and will not participate in Providentmutual's divisible surplus.

                    CALCULATION OF YIELDS AND TOTAL RETURNS


     From time to time, Providentmutual may disclose historic performance data for the subaccounts including yields, standard annual, total returns, and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.


     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

MONEY MARKET SUBACCOUNT YIELDS


     From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities.



     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Administration Fee; 2) Asset-Based Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 administration fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:


     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.


     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = The unit value on the first day of the seven-day period.

     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

     Where:


     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.


     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = The unit value on the first day of the seven-day period.

     Because of the charges and deductions imposed under the contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Administration Fee, the Asset-Based Administration Charge and the Mortality and Expense Risk charge. The yield calculation assumes an administration fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 X (((NI - ES)/(U X UV)) + 1)(6-1)

     Where:

     NI   = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of units outstanding.

     UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Fund Portfolio.

     The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

     Yield calculations do not take into account the Surrender Charge under the Contract equal to 1% to 6% of premiums paid during the six years prior to the surrender or withdrawal (including the year in which the surrender is made) on amounts surrendered or withdrawn under the contract. A Surrender Charge will not be imposed on the first or second withdrawal in any Contract Year on an amount up to 10% of the Contract Account Value as of the beginning of such year.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

     Until a Subaccount has been in operation for 10 years, Providentmutual will always include quotes of average annual total return for the period measured from the date the Contracts were first offered for sale. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Subaccount unit values which Providentmutual calculates on each Valuation Day based on the performance of the Subaccount's underlying Portfolio, the deductions for the Mortality and Expense Risk Charge, the Asset-Based Administration Charge, and the Annual Administration Fee. The calculation assumes that the administration fee is $30 per year per contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than seven years. The total return will then be calculated according to the following formula:

     TR  = ((ERV/P)1/N) - 1

     Where:

     TR  = the average annual total return net of Subaccount recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

     The Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Subaccounts for periods prior to the Subaccounts' inception of the Subaccounts. The Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Neuberger & Berman Advisers Management Trust, American Century Variable Portfolios, Inc. and the Van Eck Worldwide Insurance Trust are not affiliated with Providentmutual. While Providentmutual has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Providentmutual does not represent that they are true and complete, and disclaims all responsibility for these figures.

     Such average annual total return information for the Subaccounts is as follows:


                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/97
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
   SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)        12/31/97         12/31/97          THAN 10 YEARS)
   ---------------------------------------------     --------------   --------------   ----------------------
MARKET STREET FUND
  Growth (December 12, 1985).......................       16.43%          14.97%               14.00%
  Money Market (December 12, 1985).................       (1.40)%          2.61%                3.87%
  Bond (December 12, 1985).........................        2.51%           5.25%                6.35%
  Managed (December 12, 1985)......................       13.52%          11.14%                9.46%
  Aggressive Growth (May 1, 1989)..................       13.50%           9.90%               12.73%
  International (November 1, 1991).................        2.66%          11.71%                7.46%
VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE
  INSURANCE PRODUCTS FUND II
  High Income (September 19, 1985).................       10.18%          11.96%               11.13%
  Equity Income (October 9, 1986)..................       19.98%          18.15%               15.02%
  Growth (October 9, 1986).........................       15.63%          16.02%               15.48%
  Overseas (January 28, 1987)......................        4.44%          12.17%                7.95%
  Investment Grade Bond (December 5, 1988).........        2.10%           5.22%                6.58%
  Asset Manager (September 6, 1989)................       12.98%          11.04%               11.05%
  Index 500 (August 27, 1992)......................       24.29%          17.90%               17.91%
  Contrafund (July 3, 1995)........................       16.26%                               24.74%
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Bond (September 10, 1984)........................       (0.08)%          3.70%                5.38%
  Partners (March 22, 1994)........................       21.38%                               21.50%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...............       (4.17)%          3.66%                4.48%
  Worldwide Hard Assets (September 1, 1989)........       (7.99)%         13.17%                5.31%
  Worldwide Emerging Markets (December 27, 1995)...      (17.30)%                               1.76%
  Worldwide Real Estate (June 23, 1997)............                                            20.53%
ALGER AMERICAN FUND
  Small Cap (September 21, 1988)...................        4.28%          10.72%               17.52%


OTHER TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:


                                                                                   FOR THE 10-YEAR PERIOD
                                                                                       ENDED 12/31/97
                                               FOR THE 1-YEAR    FOR THE 5-YEAR         (OR DATE OF
                                                PERIOD ENDED      PERIOD ENDED       INCEPTION IF LESS
SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)     12/31/97          12/31/97           THAN 10 YEARS)
---------------------------------------------  --------------    --------------    ----------------------
MARKET STREET FUND
  Growth (December 12, 1985).................    22.30%            15.15%              14.00%
  Money Market (December 12, 1985)...........    3.58%             2.78%               3.87%
  Bond (December 12, 1985)...................    7.68%             5.42%               6.35%
  Managed (December 12, 1985)................    19.24%            11.32%              9.46%
  Aggressive Growth (May 1, 1989)............    19.22%            10.08%              12.73%
  International (November 1, 1991)...........    7.84%             11.89%              7.51%
VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE
  INSURANCE PRODUCTS FUND II
  High Income (September 19, 1985)...........    15.73%            12.14%              11.13%
  Equity Income (October 9, 1986)............    26.03%            18.34%              15.02%
  Growth (October 9, 1986)...................    21.47%            16.20%              15.48%
  Overseas (January 28, 1987)................    9.70%             12.36%              7.95%
  Investment Grade Bond (December 5, 1988)...    7.25%             5.39%               6.58%
  Asset Manager (September 6, 1989)..........    18.67%            11.22%              11.05%
  Index 500 (August 27, 1992)................    30.55%            18.09%              18.08%
  Contrafund (July 3, 1995)..................    22.12%                                26.23%
NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
  Bond (September 10, 1984)..................    4.96%             3.87%               5.38%
  Partners (March 22, 1994)..................    29.13%                                22.28%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989).........    0.66%             3.82%               4.48%
  Worldwide Hard Assets (September 1,
     1989)...................................   (3.35)%            13.35%              5.31%
  Worldwide Emerging Markets (December 27,
     1995)...................................   (13.13)%                               3.57%
  Worldwide Real Estate (June 23, 1997)......                                          38.46%
ALGER AMERICAN FUND
  Small Cap (September 21, 1988).............    9.54%             10.90%              17.52%


     Providentmutual may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

     CTR = (ERV/P) - 1

     Where:

     CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P    = A hypothetical single payment of $1,000.

     CTR = (ERV/P) - 1

     Where:

     CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P    = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 Annual Administration Fee to be deducted annually at the end of each Contract Year, from the Subaccounts and the Guaranteed Account based on the proportion that the value of each such account bears to the total Contract Account Value. For purposes of reflecting the administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average contract value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                    TERMINATION OF PARTICIPATION AGREEMENTS

     The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

     Market Street Fund, Inc. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at Providentmutual's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or Providentmutual if certain enforcement proceedings are instituted against the other; (4) upon vote of the Owners of Contracts to substitute shares of another mutual fund; (5) at Providentmutual's option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of Providentmutual or the Fund upon a determination that an irreconcilable material conflict exists between Owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at the option of Providentmutual if it has withdrawn the Variable Account's investment in the Fund; or (8) at the option of any party upon another party's material breach of any provision of the agreement.

     The Alger American Fund. The Agreement with The Alger American Fund provides for termination: 1) by either party on 60 days written notice to the other; 2) by Alger if the Policies cease to qualify as annuity contracts or life insurance policies under the Code or the Policies are not registered, issued or sold in accordance with applicable laws; 3) by any party in the event of a material irreconcilable conflict; 4) by Providentmutual in the event that formal proceedings are initiated against Alger or the distributor by the SEC or another regulator; 5) by Providentmutual in the event the Portfolio or trust fails to meet the diversification requirements; 6) by Providentmutual if shares are not reasonably available; 7) by Providentmutual if shares of the Portfolio are not registered, issued or sold in accordance with applicable laws or applicable law precludes the use of such shares; 8) by Providentmutual if Alger fails to qualify as a regulated investment company under Subchapter M of the Code; or 9) by Alger's principal underwriter if it determines that Providentmutual has suffered a material adverse change in its business, operation, financial condition or prospects.

     Variable Insurance Products Fund and Variable Insurance Products Fund
II. These agreements provide for termination: (1) on six months' advance notice by any party; (2) at Providentmutual's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at Providentmutual's option if shares of the Fund are not registered, issued or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (4) at the option of the Fund or its principal underwriter if it determines that Providentmutual has suffered material adverse changes in its business or financial conditions or is the subject to material adverse publicity; (5) at the option of Providentmutual if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity; or (6) at the option of the Fund or its principal underwriter if Providentmutual decides to make another mutual fund available as a funding vehicle for its Contracts.


     Neuberger & Berman Advisers Management Trust. This Agreement may be terminated by either party on six months' written notice to the other.



     Van Eck Worldwide Insurance Trust. The agreement with Van Eck Worldwide Insurance Trust "Van Eck Trust") provides for termination 1) by Providentmutual, Van Eck Trust or Van Eck Trust's Distributor upon six months prior written notice or in the event that formal proceedings are initiated against the other party by the SEC or another regulator, 2) by Providentmutual or Van Eck Trust in the event that shares of Van Eck Trust subject to the agreement are not registered, offered or sold in conformity with applicable law or such law precludes the use of Trust shares, 3) by Providentmutual upon reasonable notice if shares of one of the then available Portfolios of Van Eck Trust are no longer available or upon sixty days notice if Providentmutual should substitute shares of another fund or Fund for those of Van Eck Trust, 4) by PMLIC if a Portfolio fails to meet the diversification and other requirements of the Internal Revenue Code, or PMLIC reasonably believes it may fail to do so, 5) upon assignment of the agreement unless both parties agree to the assignment in writing.


     Should an agreement between Providentmutual and a Fund terminate, the Subaccounts which invest in that Fund will not be able to purchase additional shares of such Fund. In that event, Owners will no longer be able to allocate cash values or net premiums to Subaccounts investing in Portfolios of such Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a portion of a Fund may refuse to sell its shares to a Subaccount despite the fact that the participation agreement between the Fund and Providentmutual has not been terminated. Should a Fund or portfolio of such Fund decide not to sell its shares to Providentmutual, Providentmutual will not be able to honor requests by Owners to allocate cash values or net premiums to Subaccounts investing in shares of that Fund or portfolio.

                         SAFEKEEPING OF ACCOUNT ASSETS

     Providentmutual holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

     The officers and employees of Providentmutual are covered by an insurance company blanket bond issued by Aetna Casualty and Surety Company to Provident Mutual Life Insurance Company in the amount of ten million dollars. The bond insurers against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

     Providentmutual is subject to regulation and supervision by the Insurance Department of the State of Delaware which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. Providentmutual is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

     Providentmutual will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

                                 LEGAL MATTERS


     Adam Scaramella, Counsel of Provident Mutual Life Insurance Company, has provided advice on certain matters relating to the laws of Delaware regarding the Contacts and Providentmutual's issuance of the Contracts. Sutherland, Asbill & Brennan, L.L.P., of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.


                                    EXPERTS


     The statements of financial condition for Providentmutual as of December 31, 1997 and 1996 and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997 and the audited statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account as of December 31, 1997 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, which are included in this Statement of Additional Information and in the registration statement have been audited by Coopers & Lybrand L.L.P. as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.


                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


     This Statement of Additional Information contains the audited statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account as of December 31, 1997 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. Coopers & Lybrand L.L.P. serves as independent accountants for the Providentmutual Variable Annuity Separate Account.



     Providentmutual's statements of financial condition as of December 31, 1997 and 1996 and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997, which are included in this Statement of Additional Information, should be considered only as bearing on Providentmutual's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Providentmutual Variable Annuity Separate Account.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Providentmutual Variable Annuity Separate Account
     Report of Independent Accountants......................  F-2
     Statements of Assets and Liabilities, December 31,
      1997..................................................  F-3
     Statements of Operations for the Year Ended December
      31, 1997..............................................  F-9
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1997.....................................  F-15
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1996.....................................  F-21
     Notes to Financial Statements..........................  F-27
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-43
     Statements of Financial Condition as of December 31,
      1997 and 1996.........................................  F-44
     Statements of Operations for the Years Ended December
      31, 1997, 1996, and 1995..............................  F-45
     Statements of Capital and Surplus for the Years Ended
      December 31, 1997, 1996, and 1995.....................  F-46
     Statements of Cash Flows for the Years Ended December
      31, 1997, 1996, and 1995..............................  F-47
     Notes to Financial Statements..........................  F-48

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Contractholders and
  Board of Directors of
Providentmutual Life and Annuity
  Company of America

We have audited the accompanying statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account (comprising thirty-three subaccounts) as of December 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of the Providentmutual Variable Annuity Separate Account. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Providentmutual Variable Annuity Separate Account as of December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
March 4, 1998

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1997

--------------------------------------------------------------------------------

                                                     MONEY                              AGGRESSIVE
                                       GROWTH       MARKET        BOND       MANAGED      GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street
  Fund, Inc., at market value:
  Growth Portfolio.................  $40,187,145
  Money Market Portfolio...........               $29,558,266
  Bond Portfolio...................                            $8,035,105
  Managed Portfolio................                                        $16,388,015
  Aggressive Growth Portfolio......                                                     $10,901,871
  International Portfolio..........                                                                    $18,609,318
Dividends receivable...............                   139,080
Receivable from Providentmutual
  Life and Annuity Company of
  America..........................                   175,788
                                     -----------  -----------  ----------  -----------  -----------  -------------
NET ASSETS.........................  $40,187,145  $29,873,134  $8,035,105  $16,388,015  $10,901,871    $18,609,318
                                     ===========  ===========  ==========  ===========  ===========  =============
Held for the benefit of
  contractholders..................  $40,111,649  $29,828,503  $7,996,097  $16,355,197  $10,836,973    $18,564,060
Attributable to Providentmutual
  Life and Annuity Company of
  America..........................       75,496       44,631      39,008       32,818       64,898         45,258
                                     -----------  -----------  ----------  -----------  -----------  -------------
                                     $40,187,145  $29,873,134  $8,035,105  $16,388,015  $10,901,871    $18,609,318
                                     ===========  ===========  ==========  ===========  ===========  =============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1997

--------------------------------------------------------------------------------

                                      FIDELITY      FIDELITY                                 FIDELITY
                                        HIGH         EQUITY-      FIDELITY      FIDELITY       ASSET       FIDELITY
                                       INCOME        INCOME        GROWTH       OVERSEAS      MANAGER      INDEX 500
                                     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable
  Insurance Products Fund, at
  market value:
  High Income Portfolio............  $18,444,392
  Equity-Income Portfolio..........                $78,900,963
  Growth Portfolio.................                              $64,877,265
  Overseas Portfolio...............                                            $1,931,345
Investment in the Variable
  Insurance Products Fund II, at
  market value:
  Asset Manager Portfolio..........                                                         $30,153,803
  Index 500 Portfolio..............                                                                       $58,389,961
                                     -----------   -----------   -----------   ----------   -----------   -----------
NET ASSETS.........................  $18,444,392   $78,900,963   $64,877,265   $1,931,345   $30,153,803   $58,389,961
                                     ===========   ===========   ===========   ==========   ===========   ===========
Held for the benefit of
  contractholders..................  $18,411,224   $78,834,350   $64,802,399   $1,902,644   $30,095,805   $58,325,728
Attributable to Providentmutual
  Life and Annuity Company of
  America..........................      33,168        66,613        74,866       28,701        57,998         64,233
                                     -----------   -----------   -----------   ----------   -----------   -----------
                                     $18,444,392   $78,900,963   $64,877,265   $1,931,345   $30,153,803   $58,389,961
                                     ===========   ===========   ===========   ==========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1997

--------------------------------------------------------------------------------

                                                                FIDELITY
                                                               INVESTMENT
                                                   FIDELITY      GRADE         OCC          OCC          OCC
                                                  CONTRAFUND      BOND       EQUITY      SMALL CAP     MANAGED
                                                  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products
  Fund II, at market value:
  Contrafund Portfolio..........................  $37,275,257
  Investment Grade Bond Portfolio...............               $1,051,370
Investment in the OCC Accumulation Trust, at
  market value:
  Equity Portfolio..............................                           $20,484,486
  Small Cap Portfolio...........................                                        $18,158,198
  Managed Portfolio.............................                                                     $57,318,003
                                                  -----------  ----------  -----------  -----------  -----------
NET ASSETS......................................  $37,275,257  $1,051,370  $20,484,486  $18,158,198  $57,318,003
                                                  ===========  ==========  ===========  ===========  ===========
Held for the benefit of contractholders.........  $37,227,370  $1,024,243  $20,431,344  $18,108,399  $57,255,282
Attributable to Providentmutual Life and Annuity
  Company of America............................       47,887      27,127       53,142       49,799       62,721
                                                  -----------  ----------  -----------  -----------  -----------
                                                  $37,275,257  $1,051,370  $20,484,486  $18,158,198  $57,318,003
                                                  ===========  ==========  ===========  ===========  ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1997

--------------------------------------------------------------------------------

                                                  SCUDDER                                      DREYFUS       DREYFUS
                                    SCUDDER       GROWTH         SCUDDER      DREYFUS ZERO   GROWTH AND     SOCIALLY
                                      BOND      AND INCOME    INTERNATIONAL   COUPON 2000      INCOME      RESPONSIBLE
                                   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Scudder
  Variable Life Investment Fund,
  at market value:
  Bond Portfolio.................  $7,946,949
  Growth and Income Portfolio....               $15,812,300
  International Portfolio........                              $10,657,678
Investment in the Dreyfus
  Variable Investment Fund, at
  market value:
  Zero Coupon 2000 Portfolio.....                                              $5,849,377
  Growth and Income Portfolio....                                                            $17,037,442
  Socially Responsible
    Portfolio....................                                                                          $5,448,634
                                   ----------   -----------    -----------     ----------    -----------   ----------
NET ASSETS.......................  $7,946,949   $15,812,300    $10,657,678     $5,849,377    $17,037,442   $5,448,634
                                   ==========   ===========    ===========     ==========    ===========   ==========
Held for the benefit of
  contractholders................  $7,917,505   $15,763,702    $10,623,552     $5,821,032    $16,991,629   $5,402,009
Attributable to Providentmutual
  Life and Annuity Company
  of America.....................     29,444        48,598          34,126         28,345        45,813        46,625
                                   ----------   -----------    -----------     ----------    -----------   ----------
                                   $7,946,949   $15,812,300    $10,657,678     $5,849,377    $17,037,442   $5,448,634
                                   ==========   ===========    ===========     ==========    ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1997

--------------------------------------------------------------------------------

                                           FEDERATED
                                           FUND FOR                         NEUBERGER    NEUBERGER     NEUBERGER &
                                        U.S. GOVERNMENT      FEDERATED       & BERMAN     & BERMAN    BERMAN LIMITED
                                         SECURITIES II    UTILITY FUND II    BALANCED      GROWTH     MATURITY BOND
                                          SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Federated Insurance
  Series, at market value:
  Fund for U.S. Government Securities
    II Portfolio......................    $3,601,347
  Utility Fund II Portfolio...........                      $5,130,507
Investment in the Neuberger & Berman
  Advisers Management Trust,   at
  market value:
  Balanced Portfolio..................                                       $721,721
  Growth Portfolio....................                                                    $935,110
  Limited Maturity Bond Portfolio.....                                                                   $981,512
                                          ----------        ----------       --------     --------       --------
NET ASSETS............................    $3,601,347        $5,130,507       $721,721     $935,110       $981,512
                                          ==========        ==========       ========     ========       ========
Held for the benefit of
  contractholders.....................    $3,570,011        $5,089,318       $690,349     $901,290       $953,645
Attributable to Providentmutual Life
  and Annuity Company of America......        31,336            41,189         31,372       33,820         27,867
                                          ----------        ----------       --------     --------       --------
                                          $3,601,347        $5,130,507       $721,721     $935,110       $981,512
                                          ==========        ==========       ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1997

--------------------------------------------------------------------------------

                                                 AMERICAN                    VAN ECK      VAN ECK         ALGER
                                                CENTURY VP      VAN ECK     WORLDWIDE    WORLDWIDE       AMERICAN
                                                  CAPITAL      WORLDWIDE       HARD       EMERGING        SMALL
                                               APPRECIATION       BOND        ASSETS      MARKETS     CAPITALIZATION
                                                SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in American Century Variable
  Portfolios Inc., at market value:
  American Century VP Capital Appreciation
    Portfolio................................    $161,139
Investment in Van Eck Worldwide Insurance
  Trust, at market value:
  Van Eck Worldwide Bond Portfolio...........                   $923,361
  Van Eck Worldwide Hard Assets Portfolio....                                $156,819
  Van Eck Worldwide Emerging Markets
    Portfolio................................                                             $931,951
Investment in the Alger American Fund, at
  market value:
  Alger American Small Capitalization
    Portfolio................................                                                           $2,239,590
                                                 --------       --------     --------     --------      ----------
NET ASSETS...................................    $161,139       $923,361     $156,819     $931,951      $2,239,590
                                                 ========       ========     ========     ========      ==========
Held for the benefit of contractholders......    $137,716       $896,285     $130,912     $908,450      $2,212,017
Attributable to Providentmutual Life and
  Annuity Company of America.................      23,423         27,076       25,907       23,501          27,573
                                                 --------       --------     --------     --------      ----------
                                                 $161,139       $923,361     $156,819     $931,951      $2,239,590
                                                 ========       ========     ========     ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                      MONEY                                AGGRESSIVE
                                         GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends............................  $ 683,987    $1,479,330    $361,124    $ 452,363    $  69,133     $  137,769
EXPENSES
Mortality and expense risks..........    452,371      409,048       84,658      186,866      128,899        254,141
                                       ----------   ----------    --------    ----------   ----------    ----------
Net investment income (loss).........    231,616    1,070,282      276,466      265,497      (59,766)      (116,372)
                                       ----------   ----------    --------    ----------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.........................  3,151,879                                 91,718       13,711      1,078,588
Net realized gain (loss) from
  redemption of investment shares....    278,162                   (15,685)     247,551      455,523        309,239
                                       ----------   ----------    --------    ----------   ----------    ----------
Net realized gain (loss) on
  investments........................  3,430,041                   (15,685)     339,269      469,234      1,387,827
                                       ----------   ----------    --------    ----------   ----------    ----------
Net unrealized appreciation of
  investments:
  Beginning of year..................  4,997,236                    86,993    1,316,337      945,250      1,575,419
  End of year........................  8,125,549                   341,931    3,141,355    2,237,231      1,663,549
                                       ----------   ----------    --------    ----------   ----------    ----------
Net unrealized appreciation during
  the year...........................  3,128,313                   254,938    1,825,018    1,291,981         88,130
                                       ----------   ----------    --------    ----------   ----------    ----------
Net realized and unrealized gain on
  investments........................  6,558,354                   239,253    2,164,287    1,761,215      1,475,957
                                       ----------   ----------    --------    ----------   ----------    ----------
Net increase in net assets resulting
  from operations....................  $6,789,970   $1,070,282    $515,719    $2,429,784   $1,701,449    $1,359,585
                                       ==========   ==========    ========    ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                      FIDELITY     FIDELITY                                 FIDELITY
                                        HIGH        EQUITY-      FIDELITY      FIDELITY      ASSET       FIDELITY
                                       INCOME       INCOME        GROWTH       OVERSEAS     MANAGER      INDEX 500
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................  $ 773,832    $  862,294    $  310,714     $  3,965    $ 748,757    $   291,382
EXPENSES
Mortality and expense risks........    194,498       885,637       770,166       14,204      355,204        565,085
                                     ----------   -----------   -----------    --------    ----------   -----------
Net investment income (loss).......    579,334       (23,343)     (459,452)     (10,239)     393,553       (273,703)
                                     ----------   -----------   -----------    --------    ----------   -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................     95,642     4,335,423     1,390,815       15,739    1,878,238        591,252
Net realized gain from redemption
  of investment shares.............    194,367       792,883     1,249,941       10,908      340,012        316,572
                                     ----------   -----------   -----------    --------    ----------   -----------
Net realized gain on investments...    290,009     5,128,306     2,640,756       26,647    2,218,250        907,824
                                     ----------   -----------   -----------    --------    ----------   -----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................    788,054     7,714,797     6,606,438        6,677    2,991,814      3,722,079
  End of year......................  1,994,767    17,071,432    14,960,831        3,948    4,749,426     13,147,837
                                     ----------   -----------   -----------    --------    ----------   -----------
Net unrealized appreciation
  (depreciation) during the year...  1,206,713     9,356,635     8,354,393       (2,729)   1,757,612      9,425,758
                                     ----------   -----------   -----------    --------    ----------   -----------
Net realized and unrealized gain on
  investments......................  1,496,722    14,484,941    10,995,149       23,918    3,975,862     10,333,582
                                     ----------   -----------   -----------    --------    ----------   -----------
Net increase in net assets
  resulting from operations........  $2,076,056   $14,461,598   $10,535,697    $ 13,679    $4,369,415   $10,059,879
                                     ==========   ===========   ===========    ========    ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                FIDELITY
                                                               INVESTMENT
                                                   FIDELITY      GRADE         OCC          OCC           OCC
                                                  CONTRAFUND      BOND        EQUITY     SMALL CAP      MANAGED
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................  $ 153,755     $14,240     $ 103,937    $  66,503    $   440,814
EXPENSES
Mortality and expense risks.....................    380,649       6,700       210,252      199,279        684,780
                                                  ----------    -------     ----------   ----------   -----------
Net investment gain (loss)......................   (226,894)      7,540      (106,315)    (132,776)      (243,966)
                                                  ----------    -------     ----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Realized gain distributions reinvested..........    406,354                   370,000      468,993      1,353,882
Net realized gain from redemption of investment
  shares........................................    249,218       1,806       426,084      214,594      1,680,914
                                                  ----------    -------     ----------   ----------   -----------
Net realized gain on investments................    655,572       1,806       796,084      683,587      3,034,796
                                                  ----------    -------     ----------   ----------   -----------
Net unrealized appreciation of investments:
  Beginning of year.............................  2,216,487       4,399     2,228,445    1,970,184      9,403,779
  End of year...................................  7,221,948      41,164     4,899,452    4,006,030     15,384,550
                                                  ----------    -------     ----------   ----------   -----------
Net unrealized appreciation during the year.....  5,005,461      36,765     2,671,007    2,035,846      5,980,771
                                                  ----------    -------     ----------   ----------   -----------
Net realized and unrealized gain on
  investments...................................  5,661,033      38,571     3,467,091    2,719,433      9,015,567
                                                  ----------    -------     ----------   ----------   -----------
Net increase in net assets resulting from
  operations....................................  $5,434,139    $46,111     $3,360,776   $2,586,657   $ 8,771,601
                                                  ==========    =======     ==========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                               DREYFUS
                                                  SCUDDER                        ZERO       DREYFUS       DREYFUS
                                     SCUDDER     GROWTH AND      SCUDDER        COUPON     GROWTH AND    SOCIALLY
                                       BOND        INCOME     INTERNATIONAL      2000        INCOME     RESPONSIBLE
                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.........................   $387,826    $ 211,659      $100,838       $282,144    $ 213,322     $ 19,638
EXPENSES
Mortality and expense risks.......     89,466      133,020       118,456         69,398      215,717       49,568
                                     --------    ----------     --------       --------    ----------    --------
Net investment income (loss)......    298,360       78,639       (17,618)       212,746       (2,395)     (29,930)
                                     --------    ----------     --------       --------    ----------    --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested......................     17,188      213,481        52,820         50,736    1,188,467      153,000
Net realized gain from redemption
  of investment shares............     14,064      151,816        92,814         23,258      328,089       74,055
                                     --------    ----------     --------       --------    ----------    --------
Net realized gain on
  investments.....................     31,252      365,297       145,634         73,994    1,516,556      227,055
                                     --------    ----------     --------       --------    ----------    --------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year...............     31,472      449,079       382,202         11,496     (407,725)      65,790
  End of year.....................    182,019    2,145,837       695,843         (4,370)     135,652      633,396
                                     --------    ----------     --------       --------    ----------    --------
Net unrealized appreciation
  (depreciation) during the
  year............................    150,547    1,696,758       313,641        (15,866)     543,377      567,606
                                     --------    ----------     --------       --------    ----------    --------
Net realized and unrealized gain
  on investments..................    181,799    2,062,055       459,275         58,128    2,059,933      794,661
                                     --------    ----------     --------       --------    ----------    --------
Net increase in net assets
  resulting from operations.......   $480,159    $2,140,694     $441,657       $270,874    $2,057,538    $764,731
                                     ========    ==========     ========       ========    ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                           FEDERATED
                                           FUND FOR                         NEUBERGER    NEUBERGER     NEUBERGER &
                                        U.S. GOVERNMENT      FEDERATED       & BERMAN     & BERMAN    BERMAN LIMITED
                                         SECURITIES II    UTILITY FUND II    BALANCED      GROWTH     MATURITY BOND
                                          SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.............................     $ 87,041          $ 76,808        $ 1,790                     $15,192
EXPENSES
Mortality and expense risks...........       35,242            49,660          4,146      $  7,191         7,485
                                           --------          --------        -------      --------       -------
Net investment income (loss)..........       51,799            27,148         (2,356)       (7,191)        7,707
                                           --------          --------        -------      --------       -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested..........................                         65,766          4,594        22,230
Net realized gain (loss) from
  redemption of investment shares.....       (1,435)           42,795          3,024        12,512           520
                                           --------          --------        -------      --------       -------
Net realized gain (loss) on
  investments.........................       (1,435)          108,561          7,618        34,742           520
                                           --------          --------        -------      --------       -------
Net unrealized appreciation of
  investments:
  Beginning of year...................        6,635           190,839          1,338         7,212           463
  End of year.........................      139,066           942,031         36,672        83,141        21,796
                                           --------          --------        -------      --------       -------
Net unrealized appreciation during the
  year................................      132,431           751,192         35,334        75,929        21,333
                                           --------          --------        -------      --------       -------
Net realized and unrealized gain
  on investments......................      130,996           859,753         42,952       110,671        21,853
                                           --------          --------        -------      --------       -------
Net increase in net assets
  resulting from operations...........     $182,795          $886,901        $40,596      $103,480       $29,560
                                           ========          ========        =======      ========       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                  AMERICAN                   VAN ECK      VAN ECK         ALGER
                                                 CENTURY VP     VAN ECK     WORLDWIDE    WORLDWIDE       AMERICAN
                                                  CAPITAL      WORLDWIDE       HARD       EMERGING        SMALL
                                                APPRECIATION      BOND        ASSETS      MARKETS     CAPITALIZATION
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................................                  $ 4,941      $ 1,157     $     511
EXPENSES
Mortality and expense risks...................    $ 1,534         7,065          957         7,400       $ 18,151
                                                  -------       -------      -------     ---------       --------
Net investment gain (loss)....................     (1,534)       (2,124)         200        (6,889)       (18,151)
                                                  -------       -------      -------     ---------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested........      2,357                        853                       42,209
Net realized gain (loss) from redemption of
  investment shares...........................     (2,828)          150         (191)       11,001          3,889
                                                  -------       -------      -------     ---------       --------
Net realized gain (loss) on investments.......       (471)          150          662        11,001         46,098
                                                  -------       -------      -------     ---------       --------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year...........................     (1,957)        1,185        1,566         3,026          5,653
  End of year.................................     (6,096)       25,331       (8,342)     (247,842)       126,890
                                                  -------       -------      -------     ---------       --------
Net unrealized appreciation (depreciation)
  during the year.............................     (4,139)       24,146       (9,908)     (250,868)       121,237
                                                  -------       -------      -------     ---------       --------
Net realized and unrealized gain (loss) on
  investments.................................     (4,610)       24,296       (9,246)     (239,867)       167,335
                                                  -------       -------      -------     ---------       --------
Net increase (decrease) in net assets
  resulting from operations...................    $(6,144)      $22,172      $(9,046)    $(246,756)      $149,184
                                                  =======       =======      =======     =========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                    MONEY                                  AGGRESSIVE
                                    GROWTH         MARKET          BOND        MANAGED       GROWTH      INTERNATIONAL
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....  $  231,616    $   1,070,282   $ 276,466    $  265,497    $  (59,766)    $  (116,372)
Net realized gain (loss) on
  investments...................   3,430,041                      (15,685)      339,269       469,234       1,387,827
Net unrealized appreciation of
  investments during the year...   3,128,313                      254,938     1,825,018     1,291,981          88,130
                                  -----------   -------------   ----------   -----------   -----------    -----------
Net increase in net assets from
  operations....................   6,789,970        1,070,282     515,719     2,429,784     1,701,449       1,359,585
                                  -----------   -------------   ----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...   2,088,885      130,399,881     551,478     1,148,358       850,433       1,255,853
Administrative charges..........     (17,605)          (7,663)     (3,214)       (7,746)       (6,581)        (11,877)
Surrenders and forfeitures......  (1,365,373)      (3,060,448)   (279,782)     (621,704)     (484,756)     (1,100,295)
Transfers between investment
  portfolios....................   5,570,307     (124,703,022)  2,062,898     1,923,797     1,707,222         787,778
Net withdrawals due to policy
  loans.........................      (5,569)          (2,194)       (406)         (963)       (5,084)         (2,337)
Withdrawals due to death
  benefits......................     (60,690)         (66,875)    (40,881)      (41,895)      (78,959)        (99,780)
                                  -----------   -------------   ----------   -----------   -----------    -----------
Net increase in net assets
  derived from contract
  transactions..................   6,209,955        2,559,679   2,290,093     2,399,847     1,982,275         829,342
                                  -----------   -------------   ----------   -----------   -----------    -----------
Total increase in net assets....  12,999,925        3,629,961   2,805,812     4,829,631     3,683,724       2,188,927
NET ASSETS
  Beginning of year.............  27,187,220       26,243,173   5,229,293    11,558,384     7,218,147      16,420,391
                                  -----------   -------------   ----------   -----------   -----------    -----------
  End of year...................  $40,187,145   $  29,873,134   $8,035,105   $16,388,015   $10,901,871    $18,609,318
                                  ===========   =============   ==========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                     FIDELITY      FIDELITY                                   FIDELITY
                                       HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET        FIDELITY
                                      INCOME        INCOME         GROWTH       OVERSEAS      MANAGER       INDEX 500
                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......  $  579,334    $  (23,343)   $  (459,452)   $ (10,239)   $   393,553    $  (273,703)
Net realized gain on
  investments.....................     290,009     5,128,306      2,640,756       26,647      2,218,250        907,824
Net unrealized appreciation
  (depreciation) of investments
  during the year.................   1,206,713     9,356,635      8,354,393       (2,729)     1,757,612      9,425,758
                                    -----------   -----------   -----------    ----------   -----------    -----------
Net increase in net assets from
  operations......................   2,076,056    14,461,598     10,535,697       13,679      4,369,415     10,059,879
                                    -----------   -----------   -----------    ----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.....   1,280,526     4,268,560      4,338,146      158,943      1,519,377      5,358,511
Administrative charges............      (7,533)      (35,464)       (39,051)        (395)       (13,984)       (20,920)
Surrenders and forfeitures........    (747,010)   (2,452,358)    (1,961,173)     (10,628)    (1,204,262)    (1,030,109)
Transfers between investment
  portfolios......................   5,414,722    13,589,788      7,419,053    1,610,770      4,483,284     20,918,768
Net repayments (withdrawals) due
  to policy loans.................     (33,050)      (33,934)       (14,356)                        975        (20,224)
Withdrawals due to death
  benefits........................     (17,041)     (632,965)      (421,777)        (113)      (123,325)      (147,455)
                                    -----------   -----------   -----------    ----------   -----------    -----------
Net increase in net assets derived
  from contract transactions......   5,890,614    14,703,627      9,320,842    1,758,577      4,662,065     25,058,571
                                    -----------   -----------   -----------    ----------   -----------    -----------
Total increase in net assets......   7,966,670    29,165,225     19,856,539    1,772,256      9,031,480     35,118,450
NET ASSETS
  Beginning of year...............  10,477,722    49,735,738     45,020,726      159,089     21,122,323     23,271,511
                                    -----------   -----------   -----------    ----------   -----------    -----------
  End of year.....................  $18,444,392   $78,900,963   $64,877,265    $1,931,345   $30,153,803    $58,389,961
                                    ===========   ===========   ===========    ==========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                 FIDELITY
                                                                INVESTMENT
                                                   FIDELITY       GRADE          OCC           OCC           OCC
                                                  CONTRAFUND       BOND        EQUITY       SMALL CAP      MANAGED
                                                  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................  $ (226,894)   $   7,540    $ (106,315)   $ (132,776)   $  (243,966)
Net realized gain on investments................     655,572        1,806       796,084       683,587      3,034,796
Net unrealized appreciation of investments
  during the year...............................   5,005,461       36,765     2,671,007     2,035,846      5,980,771
                                                  -----------   ----------   -----------   -----------   -----------
Net increase in net assets from operations......   5,434,139       46,111     3,360,776     2,586,657      8,771,601
                                                  -----------   ----------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................   2,843,886       54,796     1,602,917     1,130,432      3,738,480
Administrative charges..........................     (16,030)        (195)       (8,166)       (9,057)       (26,367)
Surrenders and forfeitures......................  (1,027,236)      (3,478)     (774,950)     (504,489)    (1,990,422)
Transfers between investment portfolios.........  12,918,442      783,432     5,613,117     4,233,814      8,848,392
Net withdrawals due to policy loans.............     (13,879)                      (688)      (11,287)       (31,626)
Withdrawals due to death benefits...............                               (130,515)      (46,072)      (313,679)
                                                  -----------   ----------   -----------   -----------   -----------
Net increase in net assets derived from contract
  transactions..................................  14,705,183      834,555     6,301,715     4,793,341     10,224,778
                                                  -----------   ----------   -----------   -----------   -----------
Total increase in net assets....................  20,139,322      880,666     9,662,491     7,379,998     18,996,379
NET ASSETS
  Beginning of year.............................  17,135,935      170,704    10,821,995    10,778,200     38,321,624
                                                  -----------   ----------   -----------   -----------   -----------
  End of year...................................  $37,275,257   $1,051,370   $20,484,486   $18,158,198   $57,318,003
                                                  ===========   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                SCUDDER                                      DREYFUS       DREYFUS
                                  SCUDDER       GROWTH         SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                    BOND      AND INCOME    INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...  $ 298,360    $   78,639     $   (17,618)    $  212,746    $   (2,395)   $  (29,930)
Net realized gain on
  investments..................     31,252       365,297         145,634         73,994     1,516,556       227,055
Net unrealized appreciation
  (depreciation) of investments
  during the year..............    150,547     1,696,758         313,641        (15,866)      543,377       567,606
                                 ----------   -----------    -----------     ----------    -----------   ----------
Net increase in net assets from
  operations...................    480,159     2,140,694         441,657        270,874     2,057,538       764,731
                                 ----------   -----------    -----------     ----------    -----------   ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net
  premiums.....................    291,718     1,186,505       1,046,437        509,829     1,412,748       505,234
Administrative charges.........     (3,726)       (4,669)         (4,407)        (2,535)      (11,090)       (2,482)
Surrenders and forfeitures.....   (191,865)     (301,213)       (175,614)      (703,664)     (574,271)     (134,940)
Transfers between investment
  portfolios...................  1,707,689     8,319,936       3,778,824        805,262     1,705,003     2,541,677
Net withdrawals due to policy
  loans........................     (4,218)       (8,156)         (7,520)        (2,358)      (14,113)       (4,931)
Withdrawals due to death
  benefits.....................    (22,128)      (65,835)        (10,135)        (5,854)      (76,105)       (1,793)
                                 ----------   -----------    -----------     ----------    -----------   ----------
Net increase in net assets
  derived from contract
  transactions.................  1,777,470     9,126,568       4,627,585        600,680     2,442,172     2,902,765
                                 ----------   -----------    -----------     ----------    -----------   ----------
Total increase in net assets...  2,257,629    11,267,262       5,069,242        871,554     4,499,710     3,667,496
NET ASSETS
  Beginning of year............  5,689,320     4,545,038       5,588,436      4,977,823    12,537,732     1,781,138
                                 ----------   -----------    -----------     ----------    -----------   ----------
  End of year..................  $7,946,949   $15,812,300    $10,657,678     $5,849,377    $17,037,442   $5,448,634
                                 ==========   ===========    ===========     ==========    ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                           FEDERATED
                                           FUND FOR                         NEUBERGER    NEUBERGER     NEUBERGER &
                                        U.S. GOVERNMENT      FEDERATED       & BERMAN     & BERMAN    BERMAN LIMITED
                                         SECURITIES II    UTILITY FUND II    BALANCED      GROWTH     MATURITY BOND
                                          SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)........      $   51,799        $   27,148       $ (2,356)    $ (7,191)      $  7,707
Net realized gain (loss) on
  investments.......................          (1,435)          108,561          7,618       34,742            520
Net unrealized appreciation of
  investments during the year.......         132,431           751,192         35,334       75,929         21,333
                                          ----------        ----------       --------     --------       --------
Net increase in net assets from
  operations........................         182,795           886,901         40,596      103,480         29,560
                                          ----------        ----------       --------     --------       --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.......         208,631           521,063         22,838       80,259         68,951
Administrative charges..............          (1,031)           (1,719)           (65)        (252)           (98)
Surrenders and forfeitures..........         (62,558)          (89,033)       (10,471)      (1,022)        (1,686)
Transfers between investment
  portfolios........................       1,295,645         1,039,150        600,636      619,422        783,333
Net withdrawals due to policy
  loans.............................                              (324)
Withdrawals due to death benefits...          (4,837)           (5,282)
                                          ----------        ----------       --------     --------       --------
Net increase in net assets derived
  from contract transactions........       1,435,850         1,463,855        612,938      698,407        850,500
                                          ----------        ----------       --------     --------       --------
Total increase in net assets........       1,618,645         2,350,756        653,534      801,887        880,060
NET ASSETS
  Beginning of year.................       1,982,702         2,779,751         68,187      133,223        101,452
                                          ----------        ----------       --------     --------       --------
  End of year.......................      $3,601,347        $5,130,507       $721,721     $935,110       $981,512
                                          ==========        ==========       ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                  AMERICAN                   VAN ECK      VAN ECK         ALGER
                                                 CENTURY VP     VAN ECK     WORLDWIDE    WORLDWIDE       AMERICAN
                                                  CAPITAL      WORLDWIDE       HARD       EMERGING        SMALL
                                                APPRECIATION      BOND        ASSETS      MARKETS     CAPITALIZATION
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss)....................    $ (1,534)     $ (2,124)    $    200    $  (6,889)     $  (18,151)
Net realized gain (loss) on investments.......        (471)          150          662       11,001          46,098
Net unrealized appreciation (depreciation) of
  investments during the year.................      (4,139)       24,146       (9,908)    (250,868)        121,237
                                                  --------      --------     --------    ----------     ----------
Net increase (decrease) in net assets from
  operations..................................      (6,144)       22,172       (9,046)    (246,756)        149,184
                                                  --------      --------     --------    ----------     ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.................      17,286        80,140        7,900      143,354         180,116
Administrative charges........................         (92)          (96)         (42)        (148)           (595)
Surrenders and forfeitures....................        (345)       (3,711)                   (4,908)         (5,167)
Transfers between investment portfolios.......      67,816       707,353      115,282      943,837       1,434,196
                                                  --------      --------     --------    ----------     ----------
Net increase in net assets derived from
  contract transactions.......................      84,665       783,686      123,140    1,082,135       1,608,550
                                                  --------      --------     --------    ----------     ----------
Total increase in net assets..................      78,521       805,858      114,094      835,379       1,757,734
NET ASSETS
  Beginning of year...........................      82,618       117,503       42,725       96,572         481,856
                                                  --------      --------     --------    ----------     ----------
  End of year.................................    $161,139      $923,361     $156,819    $ 931,951      $2,239,590
                                                  ========      ========     ========    ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                    MONEY                                  AGGRESSIVE
                                    GROWTH         MARKET          BOND        MANAGED       GROWTH     INTERNATIONAL
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....  $  316,085    $     784,204   $ 184,491    $  217,888    $ (33,086)    $   (55,547)
Net realized gain (loss) on
  investments...................   1,067,017                      (25,492)      421,760      495,730         648,114
Net unrealized appreciation
  (depreciation) of investments
  during the year...............   2,484,529                      (64,812)      390,458      540,916         694,991
                                  -----------   -------------   ----------   -----------   ----------    -----------
Net increase in net assets from
  operations....................   3,867,631          784,204      94,187     1,030,106    1,003,560       1,287,558
                                  -----------   -------------   ----------   -----------   ----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...   1,644,231      121,758,353     304,881       978,648      588,324       1,004,617
Administrative charges..........     (13,376)          (5,026)     (2,343)       (6,006)      (4,280)         (9,958)
Surrenders and forfeitures......    (795,658)      (1,435,990)   (182,432)     (719,819)    (273,147)       (652,687)
Transfers between investment
  portfolios....................   4,176,554     (111,307,382)  1,372,798     1,582,506    1,796,643       3,132,226
Net repayments (withdrawals) due
  to policy loans...............      (7,338)         (34,207)        100                       (552)         (1,372)
Withdrawals due to death
  benefits......................     (11,907)         (58,579)    (10,224)       (3,236)     (17,636)        (29,540)
                                  -----------   -------------   ----------   -----------   ----------    -----------
Net increase in net assets
  derived from contract
  transactions..................   4,992,506        8,917,169   1,482,780     1,832,093    2,089,352       3,443,286
                                  -----------   -------------   ----------   -----------   ----------    -----------
Capital Contribution from
  Providentmutual Life and
  Annuity Company of America....      10,000
                                  -----------   -------------   ----------   -----------   ----------    -----------
Total increase in net assets....   8,870,137        9,701,373   1,576,967     2,862,199    3,092,912       4,730,844
NET ASSETS
  Beginning of year.............  18,317,083       16,541,800   3,652,326     8,696,185    4,125,235      11,689,547
                                  -----------   -------------   ----------   -----------   ----------    -----------
  End of year...................  $27,187,220   $  26,243,173   $5,229,293   $11,558,384   $7,218,147    $16,420,391
                                  ===========   =============   ==========   ===========   ==========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                     FIDELITY      FIDELITY                                   FIDELITY
                                       HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET        FIDELITY
                                      INCOME        INCOME         GROWTH       OVERSEAS      MANAGER       INDEX 500
                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......  $  254,927    $ (505,931)   $  (429,419)    $   (311)   $   364,988    $  (109,536)
Net realized gain (loss) on
  investments.....................     132,327     1,618,452      1,925,234         (160)       663,926        389,122
Net unrealized appreciation of
  investments during the year.....     440,156     3,721,134      2,649,303        6,677      1,281,085      2,715,967
                                    -----------   -----------   -----------     --------    -----------    -----------
Net increase in net assets from
  operations......................     827,410     4,833,655      4,145,118        6,206      2,309,999      2,995,553
                                    -----------   -----------   -----------     --------    -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.....   1,340,627     4,044,472      3,701,064       23,248      1,313,614      2,421,951
Administrative charges............      (4,355)      (21,830)       (22,665)                    (11,966)        (7,281)
Surrenders and forfeitures........    (288,950)   (1,390,637)    (1,509,084)         (15)      (828,163)      (354,068)
Transfers between investment
  portfolios......................   4,325,677    15,191,804     15,851,318      104,650      1,876,550     10,995,467
Net repayments (withdrawals) due
  to policy loans.................          85        (3,854)        (5,133)                     (8,826)          (282)
Withdrawals due to death
  benefits........................      (9,539)     (208,952)                                                  (26,054)
                                    -----------   -----------   -----------     --------    -----------    -----------
Net increase in net assets derived
  from contract transactions......   5,363,545    17,611,003     18,015,500      127,883      2,341,209     13,029,733
                                    -----------   -----------   -----------     --------    -----------    -----------
Capital Contribution from
  Providentmutual Life and Annuity
  Company of America..............                                                25,000
                                    -----------   -----------   -----------     --------    -----------    -----------
Total increase in net assets......   6,190,955    22,444,658     22,160,618      159,089      4,651,208     16,025,286
NET ASSETS
  Beginning of year...............   4,286,767    27,291,080     22,860,108           --     16,471,115      7,246,225
                                    -----------   -----------   -----------     --------    -----------    -----------
  End of year.....................  $10,477,722   $49,735,738   $45,020,726     $159,089    $21,122,323    $23,271,511
                                    ===========   ===========   ===========     ========    ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                                 FIDELITY
                                                                INVESTMENT                   QUEST FOR     QUEST FOR
                                                   FIDELITY       GRADE       QUEST FOR        VALUE         VALUE
                                                  CONTRAFUND       BOND      VALUE EQUITY    SMALL CAP      MANAGED
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................  $ (144,281)    $   (408)   $   (54,942)   $  (31,575)   $  (100,692)
Net realized gain on investments................     113,953          457        247,237       314,931        497,811
Net unrealized appreciation of investments
  during the year...............................   2,097,336        4,399      1,334,288     1,105,412      5,133,690
                                                  -----------    --------    -----------    -----------   -----------
Net increase in net assets from operations......   2,067,008        4,448      1,526,583     1,388,768      5,530,809
                                                  -----------    --------    -----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................   1,525,821       34,827      1,229,182       811,707      2,943,888
Administrative charges..........................      (5,051)                     (4,681)       (6,037)       (15,390)
Surrenders and forfeitures......................    (228,810)         (25)      (421,232)     (485,083)    (1,143,195)
Transfers between investment portfolios.........   9,242,839      106,454      3,356,209     2,518,729     11,176,788
Net withdrawals due to policy loans.............        (288)                                   (2,593)          (773)
Withdrawals due to death benefits...............                                  (9,938)       (3,231)       (16,253)
                                                  -----------    --------    -----------    -----------   -----------
Net increase in net assets derived from contract
  transactions..................................  10,534,511      141,256      4,149,540     2,833,492     12,945,065
                                                  -----------    --------    -----------    -----------   -----------
Capital Contribution from Providentmutual Life
  and Annuity Company of America................                   25,000
                                                  -----------    --------    -----------    -----------   -----------
Total increase in net assets....................  12,601,519      170,704      5,676,123     4,222,260     18,475,874
NET ASSETS
  Beginning of year.............................   4,534,416           --      5,145,872     6,555,940     19,845,750
                                                  -----------    --------    -----------    -----------   -----------
  End of year...................................  $17,135,935    $170,704    $10,821,995    $10,778,200   $38,321,624
                                                  ===========    ========    ===========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                SCUDDER                                      DREYFUS       DREYFUS
                                  SCUDDER       GROWTH         SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                    BOND      AND INCOME    INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                 SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...  $ 322,760    $   24,844     $  (13,372)     $  174,464    $   36,293    $   (7,630)
Net realized gain (loss)
  on investments...............    (10,942)       55,320          3,629          50,561     1,417,384        77,482
Net unrealized appreciation
  (depreciation) of investments
  during the year..............   (198,871)      406,632        370,601        (134,226)     (484,771)       61,554
                                 ----------   ----------     ----------      ----------    -----------   ----------
Net increase in net assets
  from operations..............    112,947       486,796        360,858          90,799       968,906       131,406
                                 ----------   ----------     ----------      ----------    -----------   ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net
  premiums.....................    323,646       442,431        682,287         432,012     1,384,695       440,029
Administrative charges.........     (2,437)         (841)          (967)         (1,938)       (2,831)         (362)
Surrenders and forfeitures.....   (349,330)      (80,116)       (62,391)       (379,163)     (138,624)      (18,392)
Transfers between investment
  portfolios...................  2,013,802     3,090,019      3,965,920       2,005,547     7,996,700     1,069,773
Net repayments (withdrawals)
  due to policy loans..........       (119)                          69              26          (297)         (205)
Withdrawals due to
  death benefits...............    (43,086)                                                    (1,695)
                                 ----------   ----------     ----------      ----------    -----------   ----------
Net increase in net assets
  derived from contract
  transactions.................  1,942,476     3,451,493      4,584,918       2,056,484     9,237,948     1,490,843
                                 ----------   ----------     ----------      ----------    -----------   ----------
Total increase in net assets...  2,055,423     3,938,289      4,945,776       2,147,283    10,206,854     1,622,249
NET ASSETS
  Beginning of year............  3,633,897       606,749        642,660       2,830,540     2,330,878       158,889
                                 ----------   ----------     ----------      ----------    -----------   ----------
  End of year..................  $5,689,320   $4,545,038     $5,588,436      $4,977,823    $12,537,732   $1,781,138
                                 ==========   ==========     ==========      ==========    ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                          FEDERATED U.S.                  NEUBERGER    NEUBERGER      NEUBERGER &
                                            GOVERNMENT      FEDERATED      & BERMAN     & BERMAN    BERMAN LIMITED
                                            BOND FUND      UTILITY FUND    BALANCED      GROWTH      MATURITY BOND
                                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............    $   56,573      $   45,124     $   (11)     $   (257)      $   (233)
Net realized gain on investments........         4,801          24,018                        27          2,039
Net unrealized appreciation
  (depreciation) of investments during
  the year..............................        (1,677)        162,819       1,338         7,212            463
                                            ----------      ----------     -------      --------       --------
Net increase in net assets from
  operations............................        59,697         231,961       1,327         6,982          2,269
                                            ----------      ----------     -------      --------       --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........       102,926         333,893                    13,916         34,685
Administrative charges..................          (422)           (597)
Surrenders and forfeitures..............       (13,145)        (11,974)                      (15)
Transfers between investment
  portfolios............................     1,336,413       1,641,638      41,860        87,340         39,498
Withdrawals due to death benefits.......                       (62,597)
                                            ----------      ----------     -------      --------       --------
Net increase in net assets derived from
  contract transactions.................     1,425,772       1,900,363      41,860       101,241         74,183
                                            ----------      ----------     -------      --------       --------
Capital Contribution from
  Providentmutual Life and Annuity
  Company of America....................                                    25,000        25,000         25,000
                                            ----------      ----------     -------      --------       --------
Total increase in net assets............     1,485,469       2,132,324      68,187       133,223        101,452
NET ASSETS
  Beginning of year.....................       497,233         647,427       --           --            --
                                            ----------      ----------     -------      --------       --------
  End of year...........................    $1,982,702      $2,779,751     $68,187      $133,223       $101,452
                                            ==========      ==========     =======      ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                           VAN ECK     VAN ECK GOLD    VAN ECK     ALGER AMERICAN
                                                          WORLDWIDE    AND NATURAL     EMERGING        SMALL
                                             TCI GROWTH      BOND       RESOURCES      MARKETS     CAPITALIZATION
                                             SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss........................   $  (104)     $   (325)     $   (19)      $  (156)       $ (1,037)
Net realized gain on investments...........         2         2,082           57             1              10
Net unrealized appreciation (depreciation)
  of investments during the year...........    (1,957)        1,185        1,566         3,026           5,653
                                              -------      --------      -------       -------        --------
Net increase (decrease) in net assets from
  operations...............................    (2,059)        2,942        1,604         2,871           4,626
                                              -------      --------      -------       -------        --------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..............    23,812        34,622          (14)          119          43,293
Surrenders and forfeitures.................                     (10)
Transfers between investment portfolios....    35,865        54,949       16,135        68,582         408,937
                                              -------      --------      -------       -------        --------
Net increase in net assets derived from
  contract transactions....................    59,677        89,561       16,121        68,701         452,230
                                              -------      --------      -------       -------        --------
Capital Contribution from Providentmutual
  Life and Annuity Company of America......    25,000        25,000       25,000        25,000          25,000
                                              -------      --------      -------       -------        --------
Total increase in net assets...............    82,618       117,503       42,725        96,572         481,856
NET ASSETS
  Beginning of year........................     --           --           --             --            --
                                              -------      --------      -------       -------        --------
  End of year..............................   $82,618      $117,503      $42,725       $96,572        $481,856
                                              =======      ========      =======       =======        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes To Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Providentmutual Variable Annuity Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America (Providentmutual) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. In December 1992, Providentmutual redomesticated to the State of Delaware. Providentmutual is a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual). The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed through career agents, brokers and personal producing general agents.

     Providentmutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of thirty-three Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income, Fidelity Growth and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Contrafund and Fidelity Investment Grade Bond Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the OCC Equity (formerly Quest for Value Equity), OCC Small Cap (formerly Quest for Value Small Cap) and OCC Managed (formerly Quest for Value Managed) Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Zero Coupon 2000, Dreyfus Growth and Income and Dreyfus Socially Responsible Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; and the Federated Fund for U.S. Government Securities II (formerly Federated U.S. Government Bond Fund) and Federated Utility Fund II (formerly Federated Utility Fund) Subaccounts invest in the corresponding portfolios of the Federated Insurance Series (formerly Insurance Management Series); the Neuberger & Berman Balanced, Neuberger & Berman Growth and Neuberger & Berman Limited Maturity Bond Subaccounts invest in the corresponding portfolios of the Neuberger & Berman Advisers Management Trust; the American Century VP Capital Appreciation (formerly TCI Growth) Subaccount invests in the corresponding portfolio of the American Century Variable Portfolios, Inc. (formerly TCI Portfolios, Inc.); the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets (formerly Van Eck Worldwide Gold and Natural Resources) and Van Eck Worldwide Emerging Markets (formerly Van Eck Emerging Markets) Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund. See original contract documents for availability of Subaccounts as investment options for a particular variable annuity contract.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes To Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED
     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractholders instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of Providentmutual.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Providentmutual's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

     The operation of the Separate Account is included in the Federal income tax return of Providentmutual. Under the provisions of the Contracts, Providentmutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At December 31, 1997, the investments of the respective Subaccounts are as follows:

--------------------------------------------------------------------------------------------
                                                         SHARES       COST      MARKET VALUE
--------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio...................................   2,065,115  $32,061,596  $40,187,145
  Money Market Portfolio.............................  29,558,266  $29,558,266  $29,558,266
  Bond Portfolio.....................................     731,795   $7,693,174   $8,035,105
  Managed Portfolio..................................     960,610  $13,246,660  $16,388,015
  Aggressive Growth Portfolio........................     491,297   $8,664,640  $10,901,871
  International Portfolio............................   1,367,327  $16,945,769  $18,609,318
Variable Insurance Products Fund:
  High Income Portfolio..............................   1,358,203  $16,449,625  $18,444,392
  Equity-Income Portfolio............................   3,249,628  $61,829,531  $78,900,963
  Growth Portfolio...................................   1,748,713  $49,916,434  $64,877,265
  Overseas Portfolio.................................     100,591   $1,927,397   $1,931,345
Variable Insurance Products Fund II:
  Asset Manager Portfolio............................   1,674,281  $25,404,377  $30,153,803
  Index 500 Portfolio................................     510,446  $45,242,124  $58,389,961
  Contrafund Portfolio...............................   1,869,371  $30,053,309  $37,275,257
  Investment Grade Bond Portfolio....................      83,708   $1,010,206   $1,051,370
OCC Accumulation Trust:
  Equity Portfolio...................................     560,911  $15,585,034  $20,484,486
  Small Cap Portfolio................................     688,593  $14,152,168  $18,158,198
  Managed Portfolio..................................   1,352,478  $41,933,453  $57,318,003
Scudder Variable Life Investment Fund:
  Bond Portfolio.....................................   1,156,761   $7,764,930   $7,946,949
  Growth and Income Portfolio........................   1,377,378  $13,666,463  $15,812,300
  International Portfolio............................     755,328   $9,961,835  $10,657,678
Dreyfus Variable Investment Fund:
  Zero Coupon 2000 Portfolio.........................     475,559   $5,853,747   $5,849,377
  Growth and Income Portfolio........................     819,896  $16,901,790  $17,037,442
  Socially Responsible Portfolio.....................     218,207   $4,815,238   $5,448,634

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------------------
                                                         SHARES       COST      MARKET VALUE
--------------------------------------------------------------------------------------------
Federated Insurance Series:
  Fund for U.S. Government Securities II Portfolio...     341,684   $3,462,281   $3,601,347
  Utility Fund II Portfolio..........................     359,028   $4,188,476   $5,130,507
Neuberger & Berman Advisers Management Trust:
  Balanced Portfolio.................................      40,546     $685,049     $721,721
  Growth Portfolio...................................      30,619     $851,969     $935,110
  Limited Maturity Bond Portfolio....................      69,512     $959,716     $981,512
American Century Variable Portfolios, Inc.:
  American Century VP Capital Appreciation
     Portfolio.......................................      16,647     $167,235     $161,139
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio...................      84,018     $898,030     $923,361
  Van Eck Worldwide Hard Assets Portfolio............       9,976     $165,161     $156,819
  Van Eck Worldwide Emerging Markets Portfolio.......      84,723   $1,179,793     $931,951
Alger American Fund:
  Alger American Small Capitalization Portfolio......      51,191   $2,112,700   $2,239,590

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 1997 and 1996, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                     MARKET STREET FUND, INC.
------------------------------------------------------------------------------------------------------------------------
                                              GROWTH PORTFOLIO        MONEY MARKET PORTFOLIO         BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                             1997          1996         1997          1996          1997         1996
------------------------------------------------------------------------------------------------------------------------
Shares purchased........................      388,406      353,660    49,458,951    48,257,103      299,562      176,063
Shares received from reinvestment of:
  Dividends.............................       39,547       38,004     1,340,251     1,086,441       26,180       23,197
  Capital gain distributions............      197,982       56,193
                                          -----------   ----------   -----------   -----------   ----------   ----------
Total shares acquired...................      625,935      447,857    50,799,202    49,343,544      325,742      199,260
Total shares redeemed...................      (62,876)     (65,428)  (47,463,144)  (38,849,836)     (84,040)     (41,198)
                                          -----------   ----------   -----------   -----------   ----------   ----------
Net increase in shares owned............      563,059      382,429     3,336,058    10,493,708      241,702      158,062
Shares owned, beginning of year.........    1,502,056    1,119,627    26,222,208    15,728,500      490,093      332,031
                                          -----------   ----------   -----------   -----------   ----------   ----------
Shares owned, end of year...............    2,065,115    1,502,056    29,558,266    26,222,208      731,795      490,093
                                          ===========   ==========   ===========   ===========   ==========   ==========
Cost of shares acquired.................  $10,722,252   $7,269,012   $50,799,202   $49,343,544   $3,458,106   $2,101,906
                                          ===========   ==========   ===========   ===========   ==========   ==========
Cost of shares redeemed.................  $   850,640   $  883,404   $47,463,144   $38,849,836   $  907,232   $  460,127
                                          ===========   ==========   ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------
                                                                            AGGRESSIVE
                                               MANAGED PORTFOLIO         GROWTH PORTFOLIO       INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                               1997         1996         1997         1996         1997         1996
-----------------------------------------------------------------------------------------------------------------------
Shares purchased..........................     239,027      217,165      176,404      143,742      229,002      338,046
Shares received from reinvestment of:
  Dividends...............................      29,247       25,583        3,772        2,905       11,165       11,412
  Capital gain distributions..............       6,347       26,337          748       29,259       87,406       46,267
                                            ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired.....................     274,621      269,085      180,924      175,906      327,573      395,725
Total shares redeemed.....................    (101,367)     (94,568)     (79,376)     (23,509)    (184,734)     (80,224)
                                            ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned..............     173,254      174,517      101,548      152,397      142,839      315,501
Shares owned, beginning of year...........     787,356      612,839      389,749      237,352    1,224,488      908,987
                                            ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.................     960,610      787,356      491,297      389,749    1,367,327    1,224,488
                                            ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired...................  $4,306,753   $3,730,420   $3,564,490   $2,907,441   $4,278,967   $4,989,324
                                            ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed...................  $1,302,140   $1,258,679   $1,172,747   $  355,445   $2,178,170   $  953,471
                                            ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                          VARIABLE INSURANCE PRODUCTS FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               OVERSEAS
                        HIGH INCOME PORTFOLIO     EQUITY-INCOME PORTFOLIO        GROWTH PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                          1997         1996         1997          1996          1997          1996          1997        1996
------------------------------------------------------------------------------------------------------------------------------
Shares purchased.....     556,624      497,171       738,222       948,858       353,805       625,760       97,803      9,008
Shares received from
  reinvestment of:
  Dividends..........      65,635       31,527        43,550         2,439         9,845         2,459          229
  Capital gain
    distributions....       8,112        6,168       218,961        69,930        44,069        62,080          908
                       ----------   ----------   -----------   -----------   -----------   -----------   ----------   --------
Total shares
  acquired...........     630,371      534,866     1,000,733     1,021,227       407,719       690,299       98,940      9,008
Total shares
  redeemed...........    (109,047)     (53,745)     (116,095)      (72,484)     (104,758)      (27,427)      (6,793)      (564)
                       ----------   ----------   -----------   -----------   -----------   -----------   ----------   --------
Net increase in
  shares owned.......     521,324      481,121       884,638       948,743       302,961       662,872       92,147      8,444
Shares owned,
  beginning of
  year...............     836,879      355,758     2,364,990     1,416,247     1,445,752       782,880        8,444
                       ----------   ----------   -----------   -----------   -----------   -----------   ----------   --------
Shares owned, end of
  year...............   1,358,203      836,879     3,249,628     2,364,990     1,748,713     1,445,752      100,591      8,444
                       ==========   ==========   ===========   ===========   ===========   ===========   ==========   ========
Cost of shares
  acquired...........  $7,933,056   $6,332,243   $21,544,493   $19,840,748   $13,852,376   $20,153,196   $1,896,772   $162,451
                       ==========   ==========   ===========   ===========   ===========   ===========   ==========   ========
Cost of shares
  redeemed...........  $1,173,099   $  581,561   $ 1,735,903   $ 1,117,224   $ 2,350,230   $   641,881   $  121,787   $ 10,039
                       ==========   ==========   ===========   ===========   ===========   ===========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                        VARIABLE INSURANCE PRODUCTS FUND II
----------------------------------------------------------------------------------------------------------------------------
                            ASSET MANAGER                                           CONTRAFUND            INVESTMENT GRADE
                              PORTFOLIO             INDEX 500 PORTFOLIO              PORTFOLIO             BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                          1997         1996         1997          1996          1997          1996         1997       1996
----------------------------------------------------------------------------------------------------------------------------
Shares
  purchased..........     387,965      278,005       245,745       166,250       846,924       724,270     71,947     14,613
Shares received from
  reinvestment of:
  Dividends..........      48,526       39,874         3,170         1,306         9,341                    1,225
  Capital gain
    distributions....     121,726       32,878         6,432         3,358        24,687         3,706
                       ----------   ----------   -----------   -----------   -----------   -----------   --------   --------
Total shares
  acquired...........     558,217      350,757       255,347       170,914       880,952       727,976     73,172     14,613
Total shares
  redeemed...........    (131,563)    (146,266)       (5,997)       (5,528)      (46,360)      (22,255)    (3,410)      (667)
                       ----------   ----------   -----------   -----------   -----------   -----------   --------   --------
Net increase in
  shares owned.......     426,654      204,491       249,350       165,386       834,592       705,721     69,762     13,946
Shares owned,
  beginning of
  year...............   1,247,627    1,043,136       261,096        95,710     1,034,779       329,058     13,946
                       ----------   ----------   -----------   -----------   -----------   -----------   --------   --------
Shares owned, end of
  year...............   1,674,281    1,247,627       510,446       261,096     1,869,371     1,034,779     83,708     13,946
                       ==========   ==========   ===========   ===========   ===========   ===========   ========   ========
Cost of shares
  acquired...........  $9,113,810   $5,494,521   $26,020,287   $13,621,230   $15,732,802   $10,770,383   $883,549   $173,988
                       ==========   ==========   ===========   ===========   ===========   ===========   ========   ========
Cost of shares
  redeemed...........  $1,839,942   $2,124,398   $   327,595   $   311,911   $   598,941   $   266,200   $ 39,648   $  7,683
                       ==========   ==========   ===========   ===========   ===========   ===========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------
                                             EQUITY PORTFOLIO         SMALL CAP PORTFOLIO         MANAGED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                             1997         1996         1997         1996         1997          1996
-----------------------------------------------------------------------------------------------------------------------
Shares purchased........................     214,672      162,103      220,838      162,087       333,304       413,755
Shares received from reinvestment of:
  Dividends.............................       3,476        2,142        3,052        4,346        12,218         9,660
  Capital gain distributions............      12,375        4,293       21,523       11,176        37,524         6,160
                                          ----------   ----------   ----------   ----------   -----------   -----------
Total shares acquired...................     230,523      168,538      245,413      177,609       383,046       429,575
Total shares redeemed...................     (29,505)     (14,069)     (33,520)     (30,188)      (88,884)      (29,711)
                                          ----------   ----------   ----------   ----------   -----------   -----------
Net increase in shares owned............     201,018      154,469      211,893      147,421       294,162       399,864
Shares owned, beginning of year.........     359,893      205,424      476,700      329,279     1,058,316       658,452
                                          ----------   ----------   ----------   ----------   -----------   -----------
Shares owned, end of year...............     560,911      359,893      688,593      476,700     1,352,478     1,058,316
                                          ==========   ==========   ==========   ==========   ===========   ===========
Cost of shares acquired.................  $7,519,820   $4,592,764   $5,908,364   $3,646,820   $14,890,450   $13,972,601
                                          ==========   ==========   ==========   ==========   ===========   ===========
Cost of shares redeemed.................  $  528,336   $  250,929   $  564,212   $  529,972   $ 1,874,842   $   630,417
                                          ==========   ==========   ==========   ==========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                               SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                         GROWTH AND INCOME
                                                BOND PORTFOLIO               PORTFOLIO          INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                               1997         1996         1997         1996         1997         1996
-----------------------------------------------------------------------------------------------------------------------
Shares purchased..........................     385,038      367,411      901,830      420,073      362,848      367,511
Shares received from reinvestment of:
  Dividends...............................      58,342       58,022       20,474        6,977        7,622        2,055
  Capital gain distributions..............       2,585                    22,214        1,768        3,992
                                            ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired.....................     445,965      425,433      944,518      428,818      374,462      369,566
Total shares redeemed.....................    (134,571)     (86,886)     (52,203)     (19,789)     (40,903)      (2,168)
                                            ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned..............     311,394      338,547      892,315      409,029      333,559      367,398
Shares owned, beginning of year...........     845,367      506,820      485,063       76,034      421,769       54,371
                                            ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.................   1,156,761      845,367    1,377,378      485,063      755,328      421,769
                                            ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired...................  $2,995,282   $2,843,858   $9,963,127   $3,671,539   $5,230,236   $4,599,283
                                            ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed...................  $  888,200   $  589,564   $  392,623   $  139,882   $  474,635   $   24,108
                                            ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                 DREYFUS VARIABLE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------
                                                 ZERO COUPON            GROWTH AND INCOME        SOCIALLY RESPONSIBLE
                                               2000 PORTFOLIO               PORTFOLIO                  PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                              1997         1996         1997         1996          1997         1996
-----------------------------------------------------------------------------------------------------------------------
Shares purchased.........................     178,897      228,907      277,054       477,085      135,060       81,633
Shares received from reinvestment of:
  Dividends..............................      21,457       18,860       10,424         6,707          788          186
  Capital gain distributions.............                    1,345       59,160        65,140        6,135        3,323
                                           ----------   ----------   ----------   -----------   ----------   ----------
Total shares acquired....................     200,354      249,112      346,638       548,932      141,983       85,142
Total shares redeemed....................    (129,825)     (66,959)    (168,058)      (34,778)     (12,434)      (5,663)
                                           ----------   ----------   ----------   -----------   ----------   ----------
Net increase in shares owned.............      70,529      182,153      178,580       514,154      129,549       79,479
Shares owned, beginning of year..........     405,030      222,877      641,316       127,162       88,658        9,179
                                           ----------   ----------   ----------   -----------   ----------   ----------
Shares owned, end of year................     475,559      405,030      819,896       641,316      218,207       88,658
                                           ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares acquired..................  $2,451,313   $3,073,171   $7,078,888   $11,274,699   $3,325,662   $1,653,499
                                           ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares redeemed..................  $1,563,893   $  791,662   $3,122,555   $   583,074   $  225,772   $   92,804
                                           ==========   ==========   ==========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                            FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------
                                                                      FUND FOR
                                                                  U.S. GOVERNMENT
                                                              SECURITIES II PORTFOLIO     UTILITY FUND II PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                 1997          1996          1997           1996
--------------------------------------------------------------------------------------------------------------------
Shares purchased..........................................       187,156       155,414       140,162        189,045
Shares received from reinvestment of:
  Dividends...............................................         8,648         7,430         6,422          5,693
  Capital gain distributions..............................                         332         5,679            525
                                                              ----------    ----------    ----------     ----------
Total shares acquired.....................................       195,804       163,176       152,263        195,263
Total shares redeemed.....................................       (50,622)      (14,996)      (28,608)       (18,587)
                                                              ----------    ----------    ----------     ----------
Net increase in shares owned..............................       145,182       148,180       123,655        176,676
Shares owned, beginning of year...........................       196,502        48,322       235,373         58,697
                                                              ----------    ----------    ----------     ----------
Shares owned, end of year.................................       341,684       196,502       359,028        235,373
                                                              ==========    ==========    ==========     ==========
Cost of shares acquired...................................    $2,003,403    $1,637,184    $1,905,479     $2,157,050
                                                              ==========    ==========    ==========     ==========
Cost of shares redeemed...................................    $  517,189    $  150,038    $  305,915     $  187,545
                                                              ==========    ==========    ==========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        NEUBERGER & BERMAN ADVISERS
                                                                              MANAGEMENT TRUST
---------------------------------------------------------------------------------------------------------------------
                                                                                                   LIMITED MATURITY
                                                       BALANCED PORTFOLIO    GROWTH PORTFOLIO       BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
                                                         1997      1996       1997       1996       1997       1996
---------------------------------------------------------------------------------------------------------------------
Shares purchased.....................................    37,500     4,283     26,907      5,195     62,507     11,388
Shares received from reinvestment of:
  Dividends..........................................       114                                      1,137
  Capital gain distributions.........................       294                  871
                                                       --------   -------   --------   --------   --------   --------
Total shares acquired................................    37,908     4,283     27,778      5,195     63,644     11,388
Total shares redeemed................................    (1,645)              (2,327)       (27)    (1,353)    (4,167)
                                                       --------   -------   --------   --------   --------   --------
Net increase in shares owned.........................    36,263     4,283     25,451      5,168     62,291      7,221
Shares owned, beginning of year......................     4,283     --         5,168      --         7,221      --
                                                       --------   -------   --------   --------   --------   --------
Shares owned, end of year............................    40,546     4,283     30,619      5,168     69,512      7,221
                                                       ========   =======   ========   ========   ========   ========
Cost of shares acquired..............................  $643,054   $66,858   $781,196   $126,671   $877,259   $157,410
                                                       ========   =======   ========   ========   ========   ========
Cost of shares redeemed..............................  $ 24,854   $     9   $ 55,238   $    660   $ 18,532   $ 56,421
                                                       ========   =======   ========   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                AMERICAN CENTURY             VAN ECK
                                                                    VARIABLE                WORLDWIDE
                                                                PORTFOLIOS, INC.         INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
                                                                    AMERICAN
                                                                   CENTURY VP                VAN ECK
                                                              CAPITAL APPRECIATION          WORLDWIDE
                                                                    PORTFOLIO             BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                                                1997         1996        1997        1996
-----------------------------------------------------------------------------------------------------------
Shares purchased............................................    11,508       8,077       75,793      15,517
Shares received from reinvestment of:
  Dividends.................................................                                468
  Capital gain distributions................................       266
                                                              --------     -------     --------    --------
Total shares acquired.......................................    11,774       8,077       76,261      15,517
Total shares redeemed.......................................    (3,195)         (9)      (2,829)     (4,931)
                                                              --------     -------     --------    --------
Net increase in shares owned................................     8,579       8,068       73,432      10,586
Shares owned, beginning of year.............................     8,068       --          10,586       --
                                                              --------     -------     --------    --------
Shares owned, end of year...................................    16,647       8,068       84,018      10,586
                                                              ========     =======     ========    ========
Cost of shares acquired.....................................  $116,229     $84,678     $812,049    $168,730
                                                              ========     =======     ========    ========
Cost of shares redeemed.....................................  $ 33,569     $   103     $ 30,337    $ 52,412
                                                              ========     =======     ========    ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      VAN ECK                            ALGER
                                                                     WORLDWIDE                         AMERICAN
                                                                  INSURANCE TRUST                        FUND
----------------------------------------------------------------------------------------------------------------------
                                                          VAN ECK               VAN ECK                  ALGER
                                                         WORLDWIDE             WORLDWIDE               AMERICAN
                                                        HARD ASSETS         EMERGING MARKETS     SMALL CAPITALIZATION
                                                         PORTFOLIO             PORTFOLIO               PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                       1997      1996        1997       1996        1997        1996
----------------------------------------------------------------------------------------------------------------------
Shares purchased...................................     7,648     2,662       87,201     7,735       40,894     11,790
Shares received from reinvestment of:
  Dividends........................................        73                     38
  Capital gain distributions.......................        54                                         1,128
                                                     --------   -------   ----------   -------   ----------   --------
Total shares acquired..............................     7,775     2,662       87,239     7,735       42,022     11,790
Total shares redeemed..............................      (354)     (107)     (10,248)       (3)      (2,609)       (12)
                                                     --------   -------   ----------   -------   ----------   --------
Net increase in shares owned.......................     7,421     2,555       76,991     7,732       39,413     11,778
Shares owned, beginning of year....................     2,555     --           7,732     --          11,778      --
                                                     --------   -------   ----------   -------   ----------   --------
Shares owned, end of year..........................     9,976     2,555       84,723     7,732       51,191     11,778
                                                     ========   =======   ==========   =======   ==========   ========
Cost of shares acquired............................  $129,621   $42,864   $1,212,177   $93,586   $1,740,549   $476,692
                                                     ========   =======   ==========   =======   ==========   ========
Cost of shares redeemed............................  $  5,619   $ 1,705   $  125,930   $    40   $  104,052   $    489
                                                     ========   =======   ==========   =======   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Certain deductions are made from the Subaccounts and/or the premiums by Providentmutual. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and (5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six full years for Market Street VIP and Market Street VIP/2 contracts and seven full years for an Options VIP contract, upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For Options VIP contracts, the 10% is cumulative if unused.

     An annual administrative fee of $30 is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the Market Street VIP/2 and Options VIP contracts, Providentmutual deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractholders and the first twelve transfers by Market Street VIP/2 and Options VIP contractholders of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the years ended December 31, 1997 and 1996.

     The Policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus certain deductions made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the Market Street VIP/2 and Options VIP contracts. Providentmutual reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholder and Board of Directors of Providentmutual Life and Annuity
  Company of America

We have audited the accompanying statements of financial condition of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company) as of December 31, 1997 and 1996, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 1996 the Company adopted Statement of Financial Accounting Standards No. 120 (SFAS 120) and Financial Accounting Standards Board Interpretation No. 40 (FIN 40) which required implementation of several accounting pronouncements not previously adopted. The effects of adopting SFAS 120 and FIN 40 were retroactively applied to the Company's previously issued financial statements, consistent with the implementation guidance of those standards.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 4, 1998

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Statements of Financial Condition (Dollars in thousands)

--------------------------------------------------------------------------------

                                                                   DECEMBER 31,
------------------------------------------------------------------------------------
                                                                 1997         1996
------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at market (cost: 1997-$311,637;
     1996-$288,732).........................................  $  320,363    $294,294
    Held to maturity, at amortized cost (market:
     1997-$65,305; 1996-$80,638)............................      62,753      79,526
Equity securities, at market (cost: 1997-$1,714;
  1996-$2,566)..............................................       1,776       1,582
Mortgage loans..............................................      46,871      42,187
Real estate.................................................       2,494       3,146
Policy loans and premium notes..............................       6,725       6,352
Other invested assets.......................................         302         276
Short-term investments......................................         552       8,453
                                                              ----------    --------
Total Investments...........................................     441,836     435,816
                                                              ----------    --------
Cash........................................................       1,063         472
Investment income due and accrued...........................       7,046       6,609
Deferred acquisition costs..................................      83,291      62,520
Reinsurance recoverable.....................................      74,674      80,346
Deferred Federal income taxes...............................          --         673
Separate account assets.....................................     627,081     373,802
Other assets................................................       1,342       1,981
                                                              ----------    --------
Total Assets................................................  $1,236,333    $962,219
                                                              ==========    ========
LIABILITIES
Policy Liabilities:
  Future policyholder benefits..............................  $  516,591    $511,447
  Other policy obligations..................................       8,147       6,836
                                                              ----------    --------
  Total Policy Liabilities..................................     524,738     518,283
                                                              ----------    --------
Payable to parent...........................................       1,837       4,936
Federal income taxes payable:
  Current...................................................       3,928       4,737
  Deferred..................................................       2,363       --
Separate account liabilities................................     624,872     372,005
Other liabilities...........................................       8,506       8,109
                                                              ----------    --------
Total Liabilities...........................................   1,166,244     908,070
                                                              ----------    --------
COMMITMENTS AND CONTINGENCIES -- NOTE 9
CAPITAL AND SURPLUS
Common stock, $10 par value; authorized 500,000 shares;
  issued and outstanding 250,000 shares.....................       2,500       2,500
Contributed capital in excess of par........................      44,165      37,665
Unassigned surplus..........................................      20,565      13,087
Net unrealized appreciation on securities...................       2,859         897
                                                              ----------    --------
Total Capital and Surplus...................................      70,089      54,149
                                                              ----------    --------
Total Liabilities, Capital and Surplus......................  $1,236,333    $962,219
                                                              ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Statements of Operations (Dollars in thousands)

--------------------------------------------------------------------------------

                                                                  YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                                1997        1996        1995
----------------------------------------------------------------------------------------------
REVENUES
Premiums....................................................  $13,904     $13,541     $12,930
Policy and contract charges.................................   11,729       6,068       2,467
Net investment income.......................................   32,314      32,213      32,112
Other income................................................    4,815       2,994       3,715
Realized gains on investments...............................       69         112         730
                                                              -------     -------     -------
Total Revenues..............................................   62,831      54,928      51,954
                                                              -------     -------     -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   15,606      12,861      11,081
Change in future policyholder benefits......................   19,254      24,092      25,462
Commissions and operating expenses..........................   15,271       8,564       9,684
Policyholder dividends......................................      773         541         353
                                                              -------     -------     -------
Total Benefits and Expenses.................................   50,904      46,058      46,580
                                                              -------     -------     -------
Income Before Income Taxes..................................   11,927       8,870       5,374
Income tax expense (benefit):
  Current...................................................    2,470       2,612       3,728
  Deferred..................................................    1,979         988      (1,339)
                                                              -------     -------     -------
Total Income Tax Expense....................................    4,449       3,600       2,389
                                                              -------     -------     -------
Net Income..................................................  $ 7,478     $ 5,270     $ 2,985
                                                              =======     =======     =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Statements of Capital and Surplus For the Years Ended December 31, 1997, 1996 and 1995 (Dollars in thousands)

--------------------------------------------------------------------------------

                                                                                          NET
                                                          CONTRIBUTED                  UNREALIZED
                                        COMMON              CAPITAL                   APPRECIATION       TOTAL
                                        STOCK    COMMON    IN EXCESS    UNASSIGNED   (DEPRECIATION)   CAPITAL AND
                                        SHARES   STOCK      OF PAR       SURPLUS     ON SECURITIES      SURPLUS
-----------------------------------------------------------------------------------------------------------------
Balance at January 1, 1995............  2,500    $2,500     $29,665      $ 4,832        $(2,320)        $34,677
  Net income..........................   --       --         --            2,985         --               2,985
  Change in unrealized appreciation
    (depreciation)....................   --       --         --            --             5,074           5,074
                                        -----    ------     -------      -------        -------         -------
Balance at December 31, 1995..........  2,500    2,500       29,665        7,817          2,754          42,736
  Net income..........................   --       --         --            5,270         --               5,270
  Capital contribution from parent....   --       --          8,000        --            --               8,000
  Change in unrealized appreciation
    (depreciation)....................   --       --         --            --            (1,857)         (1,857)
                                        -----    ------     -------      -------        -------         -------
Balance at December 31, 1996..........  2,500    2,500       37,665       13,087            897          54,149
  Net income..........................   --       --         --            7,478         --               7,478
  Capital contribution from parent....   --       --          6,500        --            --               6,500
  Change in unrealized appreciation
    (depreciation)....................   --       --         --            --             1,962           1,962
                                        -----    ------     -------      -------        -------         -------
Balance at December 31, 1997..........  2,500    $2,500     $44,165      $20,565        $ 2,859         $70,089
                                        =====    ======     =======      =======        =======         =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Statements of Cash Flows (Dollars in thousands)

--------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------
                                                                1997        1996        1995
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income................................................  $   7,478   $   5,270   $   2,985
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited to variable universal life and
      investment products...................................     15,076      19,684      16,780
    Policy fees assessed on variable universal life and
      investment products...................................    (11,729)     (6,068)     (2,467)
    Amortization of deferred policy acquisition costs.......      9,445       5,433       5,263
    Capitalization of deferred policy acquisition costs.....    (31,404)    (25,182)    (19,579)
    Deferred Federal income taxes...........................      1,979         988      (1,339)
    Depreciation and amortization expense...................        625         798         816
    Realized gains on investments...........................        (69)       (112)       (730)
    Change in investment income due and accrued.............       (437)         66         845
    Change in reinsurance recoverable.......................      5,672         772     (21,413)
    Change in policy liabilities and other policyholders'
      funds of traditional life products....................    (12,255)     (2,124)     30,526
    Change in other liabilities.............................        431        (210)     (1,993)
    Change in current Federal income taxes payable..........       (809)       (928)      2,473
    Other, net..............................................     (2,676)      3,756       2,349
                                                              ---------   ---------   ---------
        Net cash (used in) provided by operating
          activities........................................    (18,673)      2,143      14,516
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from sales of investments:
    Available for sale securities...........................     21,382       6,956      12,817
    Equity securities.......................................        100         200      46,114
    Real estate.............................................        772          --         940
    Other invested assets...................................        333         158          --
  Proceeds from maturities of investments:
    Held to maturity securities.............................     19,184      17,323      16,030
    Available for sale securities...........................     28,439      21,467      20,422
    Mortgage loans..........................................      2,599       7,873       8,065
  Purchases of investments:
    Held to maturity securities.............................     (2,029)    (15,887)    (16,418)
    Available for sale securities...........................    (72,520)    (38,542)    (58,802)
    Equity securities.......................................       (609)       (157)    (44,930)
    Mortgage loans..........................................     (7,179)    (11,342)     (8,418)
    Real estate.............................................        (99)        (36)       (213)
    Other invested assets...................................       (302)         --          --
  Net withdrawals of separate account seed money............         --        (335)       (650)
  Policy loans and premium notes, net.......................       (373)       (906)       (989)
  Net sales of short-term investments.......................      7,901       4,203       1,596
                                                              ---------   ---------   ---------
        Net cash used in investing activities...............     (2,401)     (9,025)    (24,436)
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Variable universal life and investment product deposits...    232,307     185,984     124,336
  Variable universal life and investment product
    withdrawals.............................................   (217,142)   (186,630)   (114,416)
  Capital contribution from parent..........................      6,500       8,000          --
                                                              ---------   ---------   ---------
        Net cash provided by financing activities...........     21,665       7,354       9,920
                                                              ---------   ---------   ---------
        Net change in cash..................................        591         472          --
Cash, beginning of year.....................................        472          --          --
                                                              ---------   ---------   ---------
Cash, end of year...........................................  $   1,063   $     472   $      --
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash paid during the year for income taxes................  $   3,280   $   3,540   $   1,438
                                                              =========   =========   =========
  Foreclosure of mortgage loans.............................  $      --   $      --   $     667
                                                              =========   =========   =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Organization

     Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

     The Company sells life and annuity products principally through a personal producing general agency (PPGA) and brokerage sales force. The Company is licensed to operate in 48 states, which are responsible for product regulation. Sales in 14 states accounted for 74% of the Company's sales for the year ended December 31, 1997. For many of the life and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, benefits are determined by statutes and regulations in each of these states.

  Basis of Presentation

     As of January 1, 1996, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises for Certain Long-Duration Participating Contracts," an amendment to Financial Accounting Standards Board Interpretation 40 (FIN 40), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The initial effect of applying this statement has been reported retroactively through restatement of previously issued financial statements presented herein for comparative purposes. SFAS 120 requires financial statements referred to as prepared in accordance with generally accepted accounting principles (GAAP) to apply to all applicable authoritative GAAP pronouncements. Prior to the adoption of SFAS 120, statutory financial statements were permitted to be referred to as being prepared in accordance with GAAP. The significant GAAP authoritative pronouncements requiring initial application were as follows:

     -- SFAS 60, "Accounting and Reporting by Insurance Enterprises,"

     -- SFAS 97, "Accounting and Reporting by Insurance Enterprises for Certain
        Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,"

     -- SFAS 109, "Accounting for Income Taxes,"

     -- SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts,"

     -- SFAS 114, "Accounting by Creditors for Impairment of a Loan,"

     -- Statement of Position (SOP) 95-1, "Accounting for Certain Insurance
        Activities of Mutual Life Insurance Enterprises,"

     -- SFAS 115, "Accounting for Certain Investments in Debt and Equity
        Securities" and

     -- SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for
        Long-Lived Assets to be Disposed Of."

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Basis of Presentation -- continued
     The cumulative effective on capital and surplus of adopting the above pronouncements primarily consists of the initial deferral of acquisition costs, change in policy reserve valuation basis, the establishment of deferred taxes, the elimination of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

     As a result of the change in accounting principles, net income for 1995 as previously reported, has been restated as follows (in thousands):

------------------------------------------------------------------------
                                                                  1995
------------------------------------------------------------------------
Net income, as previously reported..........................    $  1,581
Effect of changing to a different basis of accounting:
  Deferred acquisition costs................................      14,316
  Net policyholder liabilities..............................     (14,165)
  Deferred income taxes.....................................       1,339
  Adjustment in valuation of investments....................         567
  Other, net................................................        (653)
                                                                --------
Net income, as adjusted.....................................    $  2,985
                                                                ========

     As a result of the change in accounting principles, capital and surplus, as of December 31, 1995 as previously reported, has been restated as follows (in thousands):

------------------------------------------------------------------------
                                                                  1995
------------------------------------------------------------------------
Balance at beginning of year, as previously reported........    $ 29,382
Add adjustment for the cumulative effect on prior years of
  applying retroactively the new basis of accounting:
  Deferred acquisition costs................................      45,971
  Net policyholder liabilities..............................     (41,068)
  Deferred income taxes.....................................       2,144
  Adjustment in valuation of investments....................         854
  Asset valuation reserve...................................       3,939
  Other, net................................................      (4,225)
                                                                --------
Balance at beginning of year, as adjusted...................      36,997
Net income..................................................       2,985
Add adjustment for the cumulative effect on prior years of
  applying accounting change -- securities..................      (2,320)
Change in unrealized gains (losses) on investment
  securities................................................       5,074
                                                                --------
Balance at end of year......................................    $ 42,736
                                                                ========

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Basis of Presentation -- continued
     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the initial deferral of acquisition costs, the establishment of deferred taxes, the elimination of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

     Amounts disclosed in the footnotes are denoted in thousands of dollars.

     Statutory net income was $1,792, $1,448 and $1,581 for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory surplus was $47,225 and $39,530 as of December 31, 1997 and 1996, respectively.

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the report values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

     The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

  Invested Assets

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in capital and surplus net of related Federal income taxes and amortization of deferred acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

     Equity securities (common stocks, redeemable preferred stocks and nonredeemable preferred stocks) are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in capital and surplus, net of applicable Federal income taxes.

     Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. When a mortgage loan has been determined to

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Invested Assets -- continued
be impaired, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. The reserve is charged to realized capital losses.

     Policy loans and premium notes are reported at unpaid principal balances.

     Real estate is carried at lower of cost or fair value less accumulated depreciation from the date of foreclosure. The straight-line method of depreciation is used for real estate.

     Other invested assets consist of limited partnerships carried at the lower of cost or market value.

     Cash includes demand deposits and cash on hand.

     Short-term investments include money market funds, certificates of deposit and short-term investments whose maturities at the time of acquisition were one year or less. These investments are carried at amortized cost which approximates market value.

     It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, and not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

     The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

     Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

  Investment Valuation Reserves

     Investment valuation reserves have been provided for impairments of mortgage loans and totalled $1,170 and $1,274 at December 31, 1997 and 1996, respectively. Changes in the reserves are reflected as realized capital gains and losses.

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Benefit Reserves and Policyholder Contract Deposits

     Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating: in addition to guaranteed benefits, they pay dividends, as declared annually by the Company based on its experience. Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, the assumptions are based on mortality rates consistent with the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality table at interest rates ranging from 2.5% to 5.0%.

     Variable Life and Investment-Type Products

     Variable life products are all flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Premiums, Charges and Benefits

     Traditional Life Insurance

     Premiums for individual life policies are recognized when due.

     Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

     Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other account balances, credited interest rates ranged from 3.8% to 8.2% in 1997.

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Premiums, Charges and Benefits -- continued
     Deferred Policy Acquisition Costs

     The costs that vary with and are directly related to the production of new business, have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yield, before realized capital gains and losses, in the calculation of expected gross margins was 8.0% for 1997.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incident of expected gross profits, including realized investment gains and losses, over the expected life of the policies.

     The costs deferred during 1997, 1996 and 1995 were $31,404, $25,182 and $19,579, respectively. Amortization of deferred policy acquisition costs was $9,445, $5,433 and $5,263 during 1997, 1996 and 1995, respectively.

  Capital Gains and Losses

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. A realized capital loss is also recorded at the time a decline in the value of an investment is determined to be other than temporary.

  Policyholder Dividends

     As of December 31, 1997, approximately 69% of the Company's in force life insurance business was written on a participating basis. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations.

  Reinsurance

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Separate Accounts

     Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of annuity contractholders and variable life insurance policyholders.

     Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Fees charged on policyholder and contractholder account values are reported as revenues.

     The contractholders/policyholders bear the investment risk on separate account assets. Separate account assets are carried at fair values determined as of the balance sheet date.

  Federal Income Taxes

     Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 1997 and 1996:

------------------------------------------------------------------------------------------
                                              DECEMBER 31, 1997        DECEMBER 31, 1996
------------------------------------------------------------------------------------------
                                              FAIR       CARRYING       FAIR      CARRYING
                                             VALUE        VALUE        VALUE       VALUE
------------------------------------------------------------------------------------------
ASSETS
Fixed maturities:
  Available for sale....................    $320,363      $320,363    $294,294    $294,294
  Held to maturity......................     $65,305       $62,753     $80,638     $79,526
Equity securities.......................      $1,776        $1,776      $1,582      $1,582
Commercial mortgage loans...............     $49,379       $46,871     $43,976     $42,187
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without life
  contingencies.........................      $7,304        $7,185      $5,736      $5,835
Individual annuities....................    $977,658    $1,012,040    $802,622    $829,783

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS, CONTINUED
     The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the owner. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

  Investment Securities

     Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

  Mortgage Loans

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

  Policy Loans

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS, CONTINUED
  Individual Annuities and Supplementary Contracts

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

  Policyholder Dividends and Coupon Accumulations

     The policyholders' dividend and coupon accumulation liabilities will ultimately be settled in cash, applied towards the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3. MARKETABLE SECURITIES

     The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 1997 and 1996 are as follows:

-------------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------
                                                              GROSS         GROSS       ESTIMATED
                                               AMORTIZED    UNREALIZED    UNREALIZED      FAIR
             AVAILABLE FOR SALE                  COST         GAINS         LOSSES        VALUE
-------------------------------------------------------------------------------------------------
U.S. Treasury securities and obligations of
  U.S. government corporations and
  agencies...................................  $    563      $    12        $    2      $    573
Obligations of states and political
  subdivisions...............................     4,083          187         --            4,270
Corporate securities.........................   274,262        8,651         1,076       281,837
Mortgage-backed securities...................    32,729          958             4        33,683
                                               --------      -------        ------      --------
     Subtotal -- fixed maturities............   311,637        9,808         1,082       320,363
Equity securities............................     1,714          487           425         1,776
                                               --------      -------        ------      --------
          Total..............................  $313,351      $10,295        $1,507      $322,139
                                               ========      =======        ======      ========

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. MARKETABLE SECURITIES, CONTINUED

-------------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------
                                                              GROSS         GROSS       ESTIMATED
                                               AMORTIZED    UNREALIZED    UNREALIZED      FAIR
              HELD TO MATURITY                   COST         GAINS         LOSSES        VALUE
-------------------------------------------------------------------------------------------------
U.S. Treasury securities and obligations of
  U.S. government corporations and
  agencies...................................  $  4,704      $   417        $   10      $  5,111
Corporate securities.........................    54,563        1,899            28        56,434
Mortgage-backed securities...................     3,486          274         --            3,760
                                               --------      -------        ------      --------
          Total..............................  $ 62,753      $ 2,590        $   38      $ 65,305
                                               ========      =======        ======      ========

-------------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------
                                                              GROSS         GROSS       ESTIMATED
                                               AMORTIZED    UNREALIZED    UNREALIZED      FAIR
             AVAILABLE FOR SALE                  COST         GAINS         LOSSES        VALUE
-------------------------------------------------------------------------------------------------
U.S. Treasury securities and obligations of
  U.S. government corporations and
  agencies...................................  $    567       $    4        $   13      $    558
Obligations of states and political
  subdivisions...............................     4,853          197         --            5,050
Corporate securities.........................   246,887        5,907         1,103       251,691
Mortgage-backed securities...................    36,425          680           110        36,995
                                               --------       ------        ------      --------
     Subtotal -- fixed maturities............   288,732        6,788         1,226       294,294
Equity securities............................     2,566          355         1,339         1,582
                                               --------       ------        ------      --------
          Total..............................  $291,298       $7,143        $2,565      $295,876
                                               ========       ======        ======      ========

-------------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------
                                                              GROSS         GROSS       ESTIMATED
                                               AMORTIZED    UNREALIZED    UNREALIZED      FAIR
              HELD TO MATURITY                   COST         GAINS         LOSSES        VALUE
-------------------------------------------------------------------------------------------------
U.S. Treasury securities and obligations of
  U.S. government corporations and
  agencies...................................  $  4,821       $  278        $   27      $  5,072
Corporate securities.........................    71,136          979           346        71,769
Mortgage-backed securities...................     3,569          228         --            3,797
                                               --------       ------        ------      --------
          Total..............................  $ 79,526       $1,485        $  373      $ 80,638
                                               ========       ======        ======      ========

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. MARKETABLE SECURITIES, CONTINUED
     The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997, by contractual maturity, are as follows:

-------------------------------------------------------------------------------------
                                                                           ESTIMATED
                                                              AMORTIZED       FAIR
                     AVAILABLE FOR SALE                         COST         VALUE
-------------------------------------------------------------------------------------
Due in one year or less.....................................  $ 32,283      $ 32,366
Due after one year through five years.......................   107,134       109,530
Due after five years through ten years......................   100,827       104,315
Due after ten years.........................................    71,393        74,152
                                                              --------      --------
          Total.............................................  $311,637      $320,363
                                                              ========      ========

-------------------------------------------------------------------------------------
                                                                           ESTIMATED
                                                              AMORTIZED       FAIR
                      HELD TO MATURITY                          COST         VALUE
-------------------------------------------------------------------------------------
Due in one year or less.....................................  $  2,215      $  2,231
Due after one year through five years.......................    22,403        23,047
Due after five years through ten years......................    34,541        36,123
Due after ten years.........................................     3,594         3,904
                                                              --------      --------
          Total.............................................  $ 62,753      $ 65,305
                                                              ========      ========

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized gains (losses) on investments for the years ended December 31, 1997, 1996 and 1995 are summarized as follows:

----------------------------------------------------------------------------------
                                                            1997     1996    1995
----------------------------------------------------------------------------------
Fixed maturities.........................................  $1,135    $ 71    $ 561
Equity securities........................................  (1,360)      6      253
Mortgage loans...........................................     104      35     (103)
Real estate..............................................     133     --        19
Other invested assets....................................      57     --      --
                                                           ------    ----    -----
                                                           $   69    $112    $ 730
                                                           ======    ====    =====

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. MARKETABLE SECURITIES, CONTINUED
     Net unrealized appreciation (depreciation) on available for sale securities as of December 31, 1997 and 1996 is summarized as follows:

--------------------------------------------------------------------------------
                                                               1997       1996
--------------------------------------------------------------------------------
Net unrealized appreciation before adjustments for the
  following:................................................  $ 8,788    $ 4,578
  Amortization of deferred policy acquisition costs.........   (4,389)    (3,198)
  Deferred Federal income taxes.............................   (1,540)      (483)
                                                              -------    -------
Net unrealized appreciation.................................  $ 2,859    $   897
                                                              =======    =======

     In late 1995, the Financial Accounting Standards Board issued "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities." This report permits a one-time reclassification of securities from held to maturity to available for sale. In response to this report, the Company transferred fixed income securities with a combined amortized cost of $34,784 from the held to maturity portfolio to the available for sale portfolio. An additional transfer of fixed income securities with a combined cost of $5,000 and an estimated fair value of $5,050 was made from the available for sale portfolio to the held to maturity portfolio. The $50 difference between the amortized cost and the estimated fair value has been amortized to realized capital gains/losses.

     Net investment income, by type of investment, is as follows for the years ending December 31, 1997, 1996 and 1995:

-----------------------------------------------------------------------------------
                                                       1997       1996       1995
-----------------------------------------------------------------------------------
Gross investment income:
Fixed maturities:
  Available for sale................................  $22,559    $21,379    $20,222
  Held to maturity..................................    5,692      6,699      7,725
Equity securities...................................       92         87        211
Mortgage loans......................................    3,924      3,750      3,592
Real estate.........................................      591        759        747
Policy loans and premium notes......................      214        158        113
Short-term investments..............................      258        363        521
Other, net..........................................        9         27         35
                                                      -------    -------    -------
                                                       33,339     33,222     33,166
Less: investment expenses...........................   (1,025)    (1,009)    (1,054)
                                                      -------    -------    -------
Net investment income...............................  $32,314    $32,213    $32,112
                                                      =======    =======    =======

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. MORTGAGE LOANS

     Impaired mortgage loans and the related reserves are as follows at December 31, 1997 and 1996:

------------------------------------------------------------------------------
                                                               1997      1996
------------------------------------------------------------------------------

Impaired mortgage loans.....................................  $3,655    $3,878
Reserves....................................................    (704)     (848)
                                                              ------    ------
Net impaired mortgage loans.................................  $2,951    $3,030
                                                              ======    ======

     A reconciliation of the reserve balance, including general reserves, for mortgage loans for 1997 and 1996 is as follows:

------------------------------------------------------------------------------
                                                               1997      1996
------------------------------------------------------------------------------

Balance at January 1........................................  $1,274    $1,309
Losses charged, net of recoveries...........................    (104)      (35)
Releases due to foreclosures................................    --        --
                                                              ------    ------
Balance at December 31......................................  $1,170    $1,274
                                                              ======    ======

     The average recorded investment in impaired loans was $3,767 and $4,378 during 1997 and 1996, respectively. Interest income recognized on impaired loans during 1997, 1996 and 1995 was $284, $405 and $434, respectively. All interest income on impaired mortgage loans was recognized on the cash basis.

5. REAL ESTATE

     Real estate totalled $2,494 and $3,146 as of December 31, 1997 and 1996, respectively. Depreciation expense was $113, $112 and $106 for the years ended December 31, 1997, 1996 and 1995, respectively. Accumulated depreciation for real estate totalled $435 and $353 at December 31, 1997 and 1996, respectively.

6. FEDERAL INCOME TAXES

     The Company files a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis which includes an allocation of an equity tax by Provident Mutual.

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FEDERAL INCOME TAXES, CONTINUED
     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

-----------------------------------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------
                                                          1997      1996      1995
-----------------------------------------------------------------------------------
Federal income tax at statutory rate...................  $4,174    $3,105    $1,881
  Current year equity tax..............................     900       800       625
  True down of prior years' equity tax.................    (625)     (305)     --
  Other................................................    --        --        (117)
                                                         ------    ------    ------
Provision for Federal income tax from operations.......  $4,449    $3,600    $2,389
                                                         ======    ======    ======

     Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax (liability) asset is as follows at December 31, 1997 and 1996:

--------------------------------------------------------------------------------
                                                               1997       1996
--------------------------------------------------------------------------------
DEFERRED TAX ASSET
Reserves....................................................  $26,650    $21,679
Invested assets.............................................      409        445
Policyholder dividends......................................      159        115
Other.......................................................   (1,491)      (714)
                                                              -------    -------
  Total deferred tax asset..................................   25,727     21,525
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................   26,550     19,249
Net unrealized gain on available for sale securities........    1,540      1,603
                                                              -------    -------
  Total deferred tax liability..............................   28,090     20,852
                                                              -------    -------
Net deferred tax (liability) asset..........................  $(2,363)   $   673
                                                              =======    =======

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31,

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

6. FEDERAL INCOME TAXES, CONTINUED
1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions which would subject the Account to current taxation.

     The Company's Federal income tax returns have been audited through 1992. All years through 1985 are closed. Years 1986 through 1992 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1993 through the present remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

7. REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks with other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     At December 31, 1997, there were $73,108 of individual fixed annuity account values coinsured by the Company, or approximately 17.2% of total individual fixed annuity account values outstanding.

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. REINSURANCE, CONTINUED
     The tables below highlight the amounts shown in the accompanying financial statements which are net of reinsurance activity:

---------------------------------------------------------------------------------------------
                                                          CEDED TO      ASSUMED
                                             GROSS         OTHER       FROM OTHER      NET
                                             AMOUNT      COMPANIES     COMPANIES      AMOUNT
---------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force..................  $2,153,084    $1,591,141     $ 50,233     $612,176
                                           ==========    ==========     ========     ========
Premiums.................................  $   14,367    $      614     $    151     $ 13,904
                                           ==========    ==========     ========     ========
Future policyholder benefits.............                $   74,674     $  3,102
                                                         ==========     ========
December 31, 1996:
Life insurance in force..................  $1,591,685    $1,282,667     $ 42,330     $351,348
                                           ==========    ==========     ========     ========
Premiums.................................  $   14,240    $      801     $    102     $ 13,541
                                           ==========    ==========     ========     ========
Future policyholder benefits.............                $   80,346     $  4,332
                                                         ==========     ========
December 31, 1995:
Life insurance in force..................  $1,142,970    $  923,876     $ 46,163     $265,257
                                           ==========    ==========     ========     ========
Premiums.................................  $   13,693    $      916     $    153     $ 12,930
                                           ==========    ==========     ========     ========
Future policyholder benefits.............                $   81,118     $  4,518
                                                         ==========     ========

     The Company has a reinsurance contract with a third party to cede 65 percent (75 percent prior to July 1, 1992) of the premiums and reserves related to its single premium deferred annuity (SPDA) product. There were no deposits ceded in 1997 and $5,317 during 1996, respectively. Reinsurance recoverables were $71,995 and $77,801 at December 31, 1997 and 1996, respectively.

     A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 1997 and 1996. Deposits ceded during 1997 and 1996 were $2,351 and $2,320, respectively.

     Approximately $1,169,702 and $1,007,498 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 1997 and 1996, respectively. Premiums ceded were $3,889 and $436 during 1997 and 1996, respectively. Reinsurance recoverables at December 31, 1997 and 1996 were $74 and $471, respectively.

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

8. RELATED PARTY TRANSACTIONS

     Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other post-retirement benefits, as well as overhead costs. These costs were $13,964, $10,013 and $9,238 for 1997, 1996 and 1995, respectively.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 1997 and 1996 approximated $90,995 and $105,004, respectively.

9. COMMITMENTS AND CONTINGENCIES

  Financial Instruments With Off-Balance-Sheet Risk

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition, but which are not deemed to be material.

     At December 31, 1997, the Company had outstanding mortgage loan commitments of approximately $2,200. The mortgage loan commitments, which expire through April 1998, were issued during 1997 at interest rates consistent with rates applicable on December 31, 1997. As a result, the fair value of these commitments approximates the face amount.

     Derivative products are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. There was no hedge position activity for the years ended December 31, 1997 and 1996.

     Periodically the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must first provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 1997.

  Investment Portfolio Credit Risk

     Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 1997 and 1996, approximately $14,771 and $14,777, respectively, in debt security investments (3.9% and 4.0%, respectively, of the total debt security portfolio) are considered "below

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

9. COMMITMENTS AND CONTINGENCIES, CONTINUED
  Investment Portfolio Credit Risk -- continued

     Bonds -- continued
investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at December 31, 1997 of $385 were non-income producing for the year ended December 31, 1997.

     The Company had debt security investments in the financial services industry at both December 31, 1997 and 1996 that exceeded 5% of total assets.

     Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At December 31, 1997 and 1996, there were no delinquent mortgage loans (i.e., loans where payments on principal and/or interest are over 90 days past due).

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's capital and surplus.

  Litigation and Unasserted Claims

     The Company is involved in various litigation, as both plaintiff and defendant, which has arisen in the ordinary course of business which, in the opinion of management and legal counsel, will not have a material effect on the Company's financial position or its operations.

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments will not have a material adverse effect on the financial statements. Guaranty fund assessments totalled $236, $82 and $343 in 1997, 1996 and 1995, respectively. Of those amounts, $117, $58 and $285 in 1997, 1996 and 1995, respectively, are creditable against future years' premium taxes.

--------------------------------------------------------------------------------
Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- concluded

--------------------------------------------------------------------------------

10. SUBSEQUENT EVENT

     On January 5, 1998, the Board of Directors of Provident Mutual unanimously approved and adopted a Plan of Conversion to reorganize Provident Mutual Life Insurance Company, utilizing a mutual holding company structure. The proposed conversion plan was submitted to the Insurance Department of the Commonwealth of Pennsylvania and is awaiting approval.

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


       (a)  Financial Statements
            All required financial statements are included in Part A and Part B of this Registration Statement.
            (1)   (a)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing establishment of the Providentmutual Variable Annuity Separate Account.(1)
                  (b)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account.(1)
                  (c)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account.(1)
                  (d)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account.(1)
                  (e)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account.(1)
            (2)   Not applicable.
            (3)   (a)  Form of Underwriting Agreement among Providentmutual Life and Annuity Company of America, PML Securities, Inc. and the
                       Providentmutual Variable Annuity Separate Account.(1)
                  (b)  Form of Selling Agreement between PML Securities, Inc. and
                       Sentinel Financial Services Company.(1)
            (4)   Form of Flexible Premium Deferred Variable Annuity Contract
                  (PL516).
                  (a)  Amendment of Contract Provisions Rider (PL470.13A).(1)
                  (b)  Qualified Plan Rider (PI471).(1)
                  (c)  403(b) Annuity Loan Rider (PL515).(1)
                  (d)  Death Benefit Rider "Step Up" (PL547).(1)
                  (e)  Death Benefit Rider "Rising Floor" (PL548).(1)
                  (f)  Simple IRA Rider (PL549).(1)
                  (g)  SEP IRA Rider (PL550).(1)
                  (h)  Qualify as an IRA Rider (PL553).(1)
                  (i)  Qualify as a TSA Under 403(b) Rider (PL554).(1)
                  (j)  Amendment for a Charitable Remainder Trust Rider (PL558).(1)
                  (k)  Systematic Withdraw Plan Rider (PL600).(1)
            (5)   Form of Application and 1717 Capital Management Company
                  Suitability Statement.(1)
                  (a)  Initial Allocation Schedule.(2)
            (6)   (a)  Charter of Providentmutual Life and Annuity Company of
                       America.(1)
                  (b)  By-Laws of Providentmutual Life and Annuity Company of
                       America.(1)

           (7)        Not applicable.
           (8)        (a)        Participation Agreement among Market Street Fund, Inc., Providentmutual Life and Annuity
                                 Company of America and PML Securities, Inc.(1)
                      (b)        Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
                                 Corporation and Providentmutual Life and Annuity Company of America.(3)
                      (c)        Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
                                 Corporation and Providentmutual Life and Annuity Company of America.(3)
                      (d)        Form of Fund Participation Agreement among Neuberger & Berman Advisers Management Trust,
                                 Advisers Managers Trust and Providentmutual Life and Annuity Company of America.(1)
                      (e)        Fund Participation Agreement among TCI Portfolios, Inc., Investors Research Corporation, and Providentmutual Life and Annuity Company of America.(1)
                      (f)        Participation Agreement between Van Eck Investment Trust and Providentmutual Life and
                                 Annuity Company of America.(1)
                      (g)        Service Agreement between Providentmutual Life and Annuity Company of America and Provident
                                 Mutual Life Insurance Company of Philadelphia.(1)
                      (h)        Support Agreement between Provident Mutual Life Insurance Company and Providentmutual Life
                                 and Annuity Company of America.(1)
           (9)        Consent of Adam Scaramella, Esquire.
           (10)       (a)        Consent of Sutherland, Asbill & Brennan, L.L.P.
                      (b)        Consent of Scott V. Carney, FSA, MAAA.
                      (c)        Consent of Coopers & Lybrand, L.L.P., Independent Accountants.
           (11)       No financial statements will be omitted from Item 23.
           (12)       Not applicable.
           (13)       Schedule for computation of performance data.
           (14)       Powers of Attorney.(1)


---------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 5, filed on May 1, 1998, File No. 33-65512.


(2) Incorporated herein by reference to Post-Effective Amendment No. 18, filed on May 1, 1998, File No. 33-2625.


(3) Incorporated herein by reference to Post-Effective Amendment No. 4, filed on May 1, 1998, File No. 33-83138.


Item 25.  Directors and Officers of the Depositor


          NAME AND PRINCIPAL BUSINESS ADDRESS*              POSITION AND OFFICES WITH DEPOSITOR
          ------------------------------------              -----------------------------------
Robert W. Kloss**.......................................    President and Director
Mary Lynn Finelli**.....................................    Director
Alan F. Hinkle**........................................    Director, Vice President and
                                                            Actuary
James D. Kestner**......................................    Director
Sarah C. Lange**........................................    Director
J. Kevin McCarthy**.....................................    Director
James Potter**..........................................    Director, Secretary and Legal
                                                            Officer
Linda M. Springer**.....................................    Director

          NAME AND PRINCIPAL BUSINESS ADDRESS*              POSITION AND OFFICES WITH DEPOSITOR
          ------------------------------------              -----------------------------------
Joan C. Tucker..........................................    Director and Vice President
James D. Benson**.......................................    Assistant Financial Reporting
                                                            Officer
Scott V. Carney**.......................................    Vice President and Actuary
Katherine DePeri**......................................    Actuarial Compliance Officer
Rosanne Gatta**.........................................    Treasurer
Anthony Giampietro**....................................    Assistant Treasurer
Louis S. Goldman**......................................    Tax Officer
Deborah Thiel Hall **...................................    Compliance Officer
Timothy P. Henry**......................................    Vice President
Joseph T. Laudadio......................................    Underwriting Officer
William P. Loesche**....................................    Assistant Secretary
Todd R. Miller**........................................    Financial Reporting Officer
Edward Schmid, Jr.**....................................    Investment Officer
Andrew J. Stack**.......................................    Marketing Officer
Stephen L. White**......................................    Vice President and Actuary


---------------

 * Unless otherwise indicated, the principal business address is 300 Continental Drive, Newark, DE 19713.


** Principal business address is 1050 Westlakes Drive, Berwyn, PA 19312.





Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                                   PERCENT OF VOTING
             NAME               JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
             ----               ------------       -----------------         ------------------
Provident Mutual                Pennsylvania    Mutual Company             Life & Health Insurance
  Life Insurance Company*
  (Provident Mutual)
Providentmutual Life and        Delaware        Ownership of all           Life & Health Insurance
  Annuity Company                               voting securities
  of America*                                   by Provident Mutual
Provident Mutual International  Delaware        Ownership of all           Life & Health Insurance
  Life Insurance Company                        voting securities
                                                by Provident Mutual
Providentmutual                 Pennsylvania    Ownership of all           Holding Company
  Holding Company (PHC)*                        voting securities
                                                by Provident Mutual
1717 Capital Management         Pennsylvania    Ownership of all           Broker/Dealer
  Company*                                      voting securities by
                                                PHC
1717 Brokerage Services, Inc.   Pennsylvania    Ownership of all voting    Insurance Agency
                                                securities by PHC
Providentmutual Investment      Pennsylvania    Ownership of all           Investment Adviser
  Management Company*                           voting securities
                                                by PHC
Washington Square               Pennsylvania    Ownership of all           Administrative Services
  Administrative Services,                      voting securities
  Inc.                                          by PHC

                                                   PERCENT OF VOTING
             NAME               JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
             ----               ------------       -----------------         ------------------
Institutional Concepts, Inc.*   New York        Ownership of all           Insurance Agency
                                                voting securities
                                                by PHC
Provestco, Inc.*                Delaware        Ownership of all           Real Estate Investment
                                                voting securities
                                                by PHC
PNAM, Inc.*                     Delaware        Ownership of all           Holding Company
                                                voting securities
                                                by PHC
Sigma American                  Delaware        Ownership of 80.2%         Investment Management
  Corporation*                                  voting securities by       and Advisory Services
                                                PHC and 19.8% voting
                                                securities by Provident
                                                Mutual
Provident Mutual                Delaware        Ownership of all           Investment Management
  Management Co., Inc.*                         voting securities          and Advisory Services
                                                by Sigma American
Software Development            Pennsylvania    Ownership of 100%          Development and
  Corporation*                                  voting securities          Marketing of Computer
                                                by PHC                     Software
Market Street Fund, Inc.**      Maryland                                   Mutual Fund

---------------
 * File Consolidated Financial Statements.
** File Separate Financial Statements.

Item 27.  Number of Policyowners


     As of December 31, 1996 there were a total of 454 individual flexible premium deferred variable annuity contracts (File No. 33-65195) in force -- 383 non-qualified and 771 qualified.


Item 28.  Indemnification

     The By-Laws of Providentmutual Life and Annuity Company of America provide, in part in Article XII, as follows:

                                  ARTICLE XII

           INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

     Section 12.01. To the fullest extent permitted by law, the Company shall indemnify any present, former, or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorneys' fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment or fine in any such action, suit or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty. A judgment entered in connection with a compromise or dismissal or settlement of any such action, suit or other proceeding shall not of itself be deemed an adjudication of negligence or misconduct. The indemnification herein provided shall not be exclusive of any other rights to which the persons indemnified may be entitled.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) 1717 Capital Management Company (1717) is the principal underwriter of the Contracts as defined in the investment Company of 1940. 1717 is also principal underwriter for the Fund, for the Providentmutual Variable Life Separate Account and for the PMLIC Variable Life and Annuity Separate Accounts.

     (b) The following information is furnished with respect to the officers and directors of 1717:


            NAME AND PRINCIPAL                  POSITIONS AND OFFICES        POSITIONS AND OFFICES
             BUSINESS ADDRESS*                        WITH 1717                  WITH DEPOSITOR
            ------------------                  ---------------------        ---------------------
Mary Lynn Finelli**........................  Director                     Director
Alan F. Hinkle**...........................  Director                     Director, Vice President and
                                                                          Actuary
Robert W. Kloss**..........................  Director                     President and Director
J. Kevin McCarthy**........................  Director                     Director
James Potter**.............................  Director                     Director, Secretary and
                                                                          Legal Officer
Joan C. Tucker.............................  Director                     Director and Vice President
Louise A. Aviola, Jr. .....................  Vice President and Manager   None
                                             of Operations
Rosanne Gatta**............................  Treasurer                    Treasurer
Anthony Giampietro**.......................  Assistant Treasurer          Assistant Treasurer
Deborah Thiel Hall**.......................  Insurance Compliance         Compliance Officer
                                             Officer
Michael Krulikowski........................  Senior Compliance Officer    None
William P. Loesche**.......................  Assistant Secretary          Assistant Secretary
Anthony Mastrangelo**......................  Assistant Financial          None
                                             Reporting Officer
Todd R. Miller**...........................  Assistant Financial          Financial Reporting Officer
                                             Reporting Officer
Alison Naylor..............................  Compliance Officer           None
Linda M. Springer**........................  Financial Reporting Officer  Director
Adam Scaramella**..........................  Legal Officer and Secretary  None


---------------
  * Unless otherwise indicated, principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, DE 19850.

 ** Principal business address is 1050 Westlakes Drive, Berwyn, PA 19312.

Item 30.  Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Providentmutual Life and Annuity Company of America at 300 Continental Drive, Newark, DE 19713.

Item 31.  Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. Providentmutual and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

                        REPRESENTATION OF REASONABLENESS

     Providentmutual Life and Annuity Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Providentmutual Life and Annuity Company of America.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT AND PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA, CERTIFY THAT THEY MEET ALL THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAVE CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON THEIR BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN NEW CASTLE COUNTY, STATE OF DELAWARE ON THIS 1ST DAY OF MAY, 1998.

                                            PROVIDENTMUTUAL VARIABLE ANNUITY
                                              SEPARATE ACCOUNT (REGISTRANT)



Attest: /s/ JAMES POTTER                               By: /s/ ROBERT W. KLOSS
       ----------------------------------------------  -------------------------------------------------
                                                       ROBERT W. KLOSS
                                                       President


                                            By: PROVIDENTMUTUAL LIFE AND ANNUITY
                                                COMPANY OF AMERICA (DEPOSITOR)



Attest: /s/ JAMES POTTER                               By: /s/ ROBERT W. KLOSS
       ----------------------------------------------  -------------------------------------------------
                                                       ROBERT W. KLOSS
                                                       President


     AS REQUESTED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                     SIGNATURES                                     TITLE                     DATE
                     ----------                                     -----                     ----

                 /s/ ROBERT W. KLOSS                     President and Director          May 1, 1998
-----------------------------------------------------      (Principal Executive
                   ROBERT W. KLOSS                         Officer)

                /s/ STEPHEN L. WHITE                     Vice President -- Actuary       May 1, 1998
-----------------------------------------------------
                  STEPHEN L. WHITE

                          *                              Director                        May 1, 1998
-----------------------------------------------------
                  MARY LYNN FINELLI

                          *                              Director                        May 1, 1998
-----------------------------------------------------
                   ALAN F. HINKLE

                          *                              Director                        May 1, 1998
-----------------------------------------------------
                  JAMES D. KESTNER

                          *                              Director                        May 1, 1998
-----------------------------------------------------
                   SARAH C. LANGE

                          *                              Director                        May 1, 1998
-----------------------------------------------------
                  J. KEVIN MCCARTHY

                     SIGNATURES                                     TITLE                     DATE
                     ----------                                     -----                     ----

                          *                              Director                        May 1, 1998
-----------------------------------------------------
                    JAMES POTTER

                          *                              Director                        May 1, 1998
-----------------------------------------------------
                  LINDA M. SPRINGER

                          *                              Director                        May 1, 1998
-----------------------------------------------------
                   JOAN C. TUCKER



*By:     /s/ ADAM SCARAMELLA


     -------------------------------

             ADAM SCARAMELLA

            Attorney-in-Fact
      Pursuant to Power of Attorney

                                 EXHIBIT INDEX


EXHIBITS                                                                  PAGE
--------                                                                  ----
 (4)      Form of Flexible Premium Deferred Variable Annuity Contract
          (PL516).
 (9)      Consent of Adam Scaramella, Esquire.
(10) (a)  Consent of Sutherland, Asbill & Brennan, L.L.P.
     (b)  Consent of Scott V. Carney, FSA, MAAA.
     (c)  Consent of Coopers & Lybrand, L.L.P., Independent
          Accountants.